NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
7 shares (cost $71)	$76
Asset Allocation Fund - Class 2 (AMVAA2)
151,350 shares (cost $2,611,027)	2,771,215
Bond Fund - Class 2 (AMVBD2)
20,806 shares (cost $229,241)	232,400
Global Small Capitalization Fund - Class 2 (AMVGS2)
83,737 shares (cost $1,643,918)	1,663,014
Growth Fund - Class 2 (AMVGR2)
296,580 shares (cost $16,816,903)	17,928,262
International Fund - Class 2 (AMVI2)
109,956 shares (cost $1,806,432)	1,937,433
Large Cap Core V.I. Fund - Class II (MLVLC2)
95,019 shares (cost $2,296,539)	2,428,690
Global Allocation V.I. Fund - Class II (MLVGA2)
601,376 shares (cost $9,533,578)	9,664,118
Calvert VP SRI Equity Portfolio (CVSSE)
11,537 shares (cost $225,605)	246,555
Value Portfolio (DAVVL)
254,549 shares (cost $2,864,823)	2,782,215
VIP Small Cap Value Series: Service Class (DWVSVS)
120,897 shares (cost $3,849,894)	3,994,429
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,647,801 shares (cost $239,328,200)	275,518,947
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
294,951 shares (cost $7,219,815)	9,804,186
Floating-Rate Income Fund (ETVFR)
1,624,450 shares (cost $15,127,859)	15,367,300
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
91 shares (cost $927)	945
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
856,415 shares (cost $3,410,375)	3,357,145
Mid Cap Growth Portfolio - Class 1 (OGGO)
172,752 shares (cost $2,653,655)	3,145,812
Mid Cap Value Portfolio: Class 1 (JPMMV1)
230,842 shares (cost $1,802,680)	1,885,980
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
517,430 shares (cost $14,824,995)	14,705,366
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,042,726 shares (cost $33,561,019)	42,001,017
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
1,931,329 shares (cost $9,148,505)	11,896,986
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,155,805 shares (cost $47,324,288)	42,799,447
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
136,662 shares (cost $2,119,857)	2,127,820
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,011,956 shares (cost $22,362,361)	22,485,658
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
61,283 shares (cost $1,057,295)	1,106,161
Investors Growth Stock Series - Initial Class (MIGIC)
260,719 shares (cost $2,581,237)	3,183,373
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
5,126 shares (cost $77,945)	80,583

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

New Discovery Series - Service Class (MNDSC)
44,682 shares (cost $652,777)	670,682
Research International Series - Service Class (MVRISC)
294,363 shares (cost $3,262,868)	3,617,722
Value Series - Initial Class (MVFIC)
580,321 shares (cost $6,880,984)	8,356,618
Value Series - Service Class (MVFSC)
1,505,344 shares (cost $19,151,126)	21,405,990
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2,389,462 shares (cost $36,933,235)	40,955,375
Core Plus Fixed Income Portfolio - Class I (MSVFI)
223,280 shares (cost $2,239,198)	2,375,695
Emerging Markets Debt Portfolio - Class I (MSEM)
4,311,119 shares (cost $35,980,674)	41,041,855
Global Real Estate Portfolio - Class II (VKVGR2)
250,596 shares (cost $2,096,527)	2,370,639
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
1,046,413 shares (cost $12,204,062)	11,269,865
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
70,231 shares (cost $1,584,894)	1,540,861
U.S. Real Estate Portfolio - Class I (MSVRE)
1,566,192 shares (cost $18,606,049)	24,416,929
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,135,132 shares (cost $29,957,507)	32,582,121
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
307,743 shares (cost $5,062,120)	6,062,545
American Funds NVIT Bond Fund - Class II (GVABD2)
173,803 shares (cost $1,921,642)	2,038,710
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
209,603 shares (cost $4,550,659)	4,978,079
American Funds NVIT Growth Fund - Class II (GVAGR2)
129,011 shares (cost $6,104,535)	7,799,994
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
60,961 shares (cost $2,023,310)	2,521,963
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,056,169 shares (cost $20,757,480)	21,087,569
Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,590,897 shares (cost $10,865,148)	10,977,186
NVIT Emerging Markets Fund - Class I (GEM)
985,043 shares (cost $11,422,975)	11,672,757
NVIT Emerging Markets Fund - Class III (GEM3)
799,207 shares (cost $8,231,845)	9,454,617
NVIT International Equity Fund - Class I (GIG)
1,153,929 shares (cost $10,196,655)	10,581,532
NVIT International Equity Fund - Class III (GIG3)
391,628 shares (cost $3,119,178)	3,595,146
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
26,926 shares (cost $214,569)	246,108
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,559,639 shares (cost $12,325,184)	13,007,393
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
26,587 shares (cost $282,170)	291,125
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
248,702 shares (cost $2,132,938)	2,220,905
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
13,469,196 shares (cost $136,364,419)	145,467,312

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
	442,699 shares (cost $4,448,054)	4,657,198
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
	424,951 shares (cost $4,481,268)	4,546,979
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
	523,952 shares (cost $5,363,428)	5,580,087
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
	509,315 shares (cost $4,698,857)	5,159,363
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
	187,345 shares (cost $1,975,007)	2,023,327
NVIT Core Bond Fund - Class I (NVCBD1)
	85,268 shares (cost $952,718)	964,379
NVIT Core Plus Bond Fund - Class I (NVLCP1)
	106,897 shares (cost $1,272,878)	1,263,522
NVIT Nationwide Fund - Class I (TRF)
	7,761,153 shares (cost $69,181,497)	79,086,151
NVIT Government Bond Fund - Class I (GBF)
	11,413,500 shares (cost $135,749,777)	132,739,002
American Century NVIT Growth Fund - Class I (CAF)
	894,862 shares (cost $10,281,368)	13,959,845
NVIT International Index Fund - Class II (GVIX2)
	915,837 shares (cost $7,391,664)	7,665,555
NVIT International Index Fund - Class VI (GVIX6)
	118,931 shares (cost $940,295)	993,077
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
	2,192,704 shares (cost $18,076,637)	21,905,109
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
	104,484 shares (cost $1,400,299)	1,426,211
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
	23,242 shares (cost $332,567)	350,482
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
	1,112,407 shares (cost $11,377,629)	11,569,028
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
	6,180,556 shares (cost $58,767,616)	69,593,064
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
	6,568,876 shares (cost $71,201,214)	73,308,652
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
	1,550,438 shares (cost $15,226,904)	17,039,309
NVIT Mid Cap Index Fund - Class I (MCIF)
	3,018,730 shares (cost $47,155,068)	57,446,438
NVIT Money Market Fund - Class I (SAM)
	86,128,503 shares (cost $86,128,503)	86,128,503
NVIT Money Market Fund - Class V (SAM5)
	212,093,512 shares (cost $212,093,512)	212,093,512
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
	1,568,937 shares (cost $12,209,638)	15,783,507
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
	69,775 shares (cost $980,020)	682,404
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
	502,790 shares (cost $5,631,955)	4,897,171
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
	1,004,410 shares (cost $9,300,083)	10,586,485
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
	716,600 shares (cost $6,307,596)	6,714,538
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
	2,674,018 shares (cost $21,423,926)	28,451,550

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
6,455 shares (cost $66,020)	66,611
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
999,414 shares (cost $8,741,549)	10,323,950
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
714,293 shares (cost $9,819,126)	12,421,553
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,781,096 shares (cost $27,732,555)	32,816,935
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2,282,446 shares (cost $32,075,913)	44,667,468
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,429,578 shares (cost $12,414,940)	13,566,699
NVIT Short Term Bond Fund - Class I (NVSTB1)
2,754,526 shares (cost $28,976,025)	29,087,793
NVIT Short Term Bond Fund - Class II (NVSTB2)
218,684 shares (cost $2,285,809)	2,302,742
NVIT Large Cap Growth Fund - Class I (NVOLG1)
6,321,099 shares (cost $95,840,349)	109,418,217
Templeton NVIT International Value Fund - Class III (NVTIV3)
42,789 shares (cost $525,700)	522,453
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
733,505 shares (cost $7,649,113)	8,376,624
NVIT Real Estate Fund - Class I (NVRE1)
3,355,573 shares (cost $26,100,301)	31,777,278
VPS Growth and Income Portfolio - Class A (ALVGIA)
427,422 shares (cost $7,126,173)	8,924,570
VPS International Value Portfolio - Class A (ALVIVA)
634,347 shares (cost $8,607,778)	8,221,132
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
574,796 shares (cost $9,343,106)	10,156,651
VP Income & Growth Fund - Class I (ACVIG)
2,445,665 shares (cost $16,258,841)	16,875,089
American Century VP Inflation Protection Fund - Class II (ACVIP2)
3,036,582 shares (cost $33,119,786)	36,530,087
VP International Fund - Class I (ACVI)
393,531 shares (cost $3,049,701)	3,514,232
VP Mid Cap Value Fund - Class I (ACVMV1)
488,307 shares (cost $6,630,219)	7,119,521
VP Ultra(R) Fund - Class I (ACVU1)
111,730 shares (cost $1,085,982)	1,206,683
VP Value Fund - Class I (ACVV)
2,097,455 shares (cost $12,619,424)	13,675,407
VP Vista(SM) Fund - Class I (ACVVS1)
102,565 shares (cost $1,380,417)	1,784,633
MidCap Stock Portfolio - Initial Shares (DVMCS)
78,541 shares (cost $1,070,289)	1,231,523
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,517,892 shares (cost $40,835,760)	47,702,619
Appreciation Portfolio - Initial Shares (DCAP)
867,948 shares (cost $30,016,370)	35,125,867
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
29,285 shares (cost $853,041)	927,164
International Value Portfolio - Initial Shares (DVIV)
953,802 shares (cost $9,820,926)	9,366,331
Variable Series II - DWS Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
47,720 shares (cost $550,019)	609,856

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
10,695 shares (cost $129,055)	133,265
Capital Appreciation Fund II - Primary Shares (FVCA2P)
111,338 shares (cost $657,188)	695,864
Quality Bond Fund II - Primary Shares (FQB)
2,566,590 shares (cost $27,850,952)	30,285,760
VIP Contrafund Portfolio - Service Class (FCS)
2,152,957 shares (cost $48,049,302)	56,751,953
VIP Energy Portfolio - Service Class 2 (FNRS2)
470,140 shares (cost $9,014,211)	9,144,222
VIP Equity-Income Portfolio - Service Class (FEIS)
2,980,611 shares (cost $60,129,528)	59,224,747
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
201,544 shares (cost $2,067,994)	2,245,201
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
1,156,561 shares (cost $11,765,927)	12,941,920
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
520,906 shares (cost $5,458,365)	5,662,249
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
156,128 shares (cost $1,631,787)	1,651,830
VIP Growth Opportunities Portfolio - Service Class (FGOS)
74,484 shares (cost $1,352,927)	1,620,770
VIP Growth Portfolio - Service Class (FGS)
1,495,667 shares (cost $53,520,655)	62,743,233
VIP High Income Portfolio - Service Class (FHIS)
2,716,441 shares (cost $14,865,050)	15,701,027
VIP High Income Portfolio - Service Class R (FHISR)
847,714 shares (cost $4,777,085)	4,874,356
VIP Index 500 Portfolio - Initial Class (FIP)
194,130 shares (cost $25,988,940)	28,133,321
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,573,126 shares (cost $33,607,059)	33,296,257
VIP Mid Cap Portfolio - Service Class (FMCS)
1,362,017 shares (cost $35,877,770)	41,391,691
VIP Overseas Portfolio - Service Class (FOS)
825,527 shares (cost $11,486,791)	13,224,950
VIP Overseas Portfolio - Service Class R (FOSR)
667,054 shares (cost $10,769,361)	10,672,870
VIP Value Strategies Portfolio - Service Class (FVSS)
369,498 shares (cost $2,970,403)	4,094,038
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
405,551 shares (cost $4,425,358)	4,546,228
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
601,045 shares (cost $6,447,583)	6,719,679
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
207,407 shares (cost $3,037,675)	3,115,253
Franklin Income Securities Fund - Class 2 (FTVIS2)
380,242 shares (cost $5,389,274)	5,730,246
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
631,338 shares (cost $11,759,328)	13,908,382
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
518,856 shares (cost $7,326,853)	9,640,345
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
358,741 shares (cost $5,637,429)	6,539,851
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
7,347 shares (cost $149,497)	148,273

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
	405,345 shares (cost $4,027,296)	4,227,752
Templeton Foreign Securities Fund - Class 1 (TIF)
	93,059 shares (cost $1,369,576)	1,361,450
Templeton Foreign Securities Fund - Class 2 (TIF2)
	918,535 shares (cost $12,154,621)	13,199,342
Templeton Foreign Securities Fund - Class 3 (TIF3)
	379,266 shares (cost $4,877,216)	5,431,090
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
	2,021,595 shares (cost $38,624,611)	39,360,451
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
	633,801 shares (cost $11,746,958)	12,346,448
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
	45,120 shares (cost $337,942)	383,973
Mid Cap Value- Institutional Shares (GVMCE)
	2,951,348 shares (cost $34,137,442)	45,244,169
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
	7,204 shares (cost $51,980)	49,926
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
	120,754 shares (cost $2,070,929)	2,120,442
Growth Opportunities Funds - Service Class (BNCAI)
	289,043 shares (cost $8,483,524)	10,140,800
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
	333,597 shares (cost $3,740,035)	3,652,889
Guardian Portfolio - I Class Shares (AMGP)
	39,746 shares (cost $761,431)	810,819
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
	99,231 shares (cost $2,521,379)	3,073,189
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
	199,711 shares (cost $2,125,972)	2,316,652
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
	356,339 shares (cost $4,710,807)	4,308,135
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
	126,404 shares (cost $1,504,765)	1,668,537
Socially Responsive Portfolio - I Class Shares (AMSRS)
	148,334 shares (cost $1,854,164)	2,357,029
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
	396,128 shares (cost $15,316,652)	17,849,541
Global Securities Fund/VA - Class 3 (OVGS3)
	475,134 shares (cost $13,410,795)	15,570,141
Global Securities Fund/VA - Non-Service Shares (OVGS)
	1,420,040 shares (cost $36,788,581)	46,222,303
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
	1,091,933 shares (cost $22,804,800)	26,173,627
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
	218,201 shares (cost $3,116,924)	4,394,560
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
	423,095 shares (cost $19,110,593)	23,185,618
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
	329,233 shares (cost $1,833,849)	1,866,749
All Asset Portfolio - Administrative Class (PMVAAA)
	2,249,748 shares (cost $24,827,057)	25,602,131
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
	180,170 shares (cost $2,170,100)	2,127,813
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
	33,369 shares (cost $450,318)	412,110

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Low Duration Portfolio - Administrative Class (PMVLDA)
4,745,323 shares (cost $49,973,460)	51,154,581
Real Return Portfolio - Administrative Class (PMVRRA)
8,178,747 shares (cost $112,288,536)	116,547,143
Total Return Portfolio - Administrative Class (PMVTRA)
37,625,916 shares (cost $425,533,934)	434,579,332
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
60,782 shares (cost $1,558,120)	1,577,299
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
724,143 shares (cost $7,484,361)	7,581,776
Putnam VT Growth and Income Fund - Class IB (PVGIB)
42,802 shares (cost $638,285)	767,438
Putnam VT International Equity Fund - Class IB (PVTIGB)
84,237 shares (cost $868,057)	954,400
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
194 shares (cost $2,660)	2,961
Putnam VT Voyager Fund - Class IB (PVTVB)
31,461 shares (cost $1,141,046)	1,137,941
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
175,959 shares (cost $3,338,015)	3,531,494
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
22,120 shares (cost $820,437)	802,505
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
97,343 shares (cost $603,656)	691,133
V.I. High Yield Fund - Series I (AVHY1)
1,762,697 shares (cost $9,312,594)	9,888,731
V.I. International Growth Fund - Series I (AVIE)
1,408,721 shares (cost $39,307,541)	42,303,905
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
77,225 shares (cost $925,234)	981,533
Micro-Cap Portfolio - Investment Class (ROCMC)
3,634,400 shares (cost $41,293,010)	39,796,677
Small-Cap Portfolio - Investment Class (ROCSC)
215,655 shares (cost $2,367,074)	2,378,678
Equity Income Portfolio - II (TREI2)
2,389,828 shares (cost $46,883,217)	53,101,970
Health Sciences Portfolio - II (TRHS2)
514,514 shares (cost $9,472,639)	10,624,720
Limited-Term Bond Portfolio (TRLT1)
478,443 shares (cost $2,390,973)	2,382,647
Mid-Cap Growth Portfolio - II (TRMCG2)
1,104,197 shares (cost $25,842,551)	23,729,188
New America Growth Portfolio (TRNAG1)
1,519,146 shares (cost $33,839,471)	34,439,046
Personal Strategy Balanced Portfolio (TRPSB1)
204,032 shares (cost $3,877,368)	3,988,832
Blue Chip Growth Portfolio (TRBCGP)
5,950 shares (cost $80,101)	80,032
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,166,598 shares (cost $13,706,063)	15,749,073
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,470,214 shares (cost $49,359,536)	42,827,331
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
220,210 shares (cost $4,265,188)	4,558,350
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
948,712 shares (cost $12,580,363)	13,576,068

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
241,872 shares (cost $4,245,930)	4,438,343
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
580,637 shares (cost $8,604,930)	9,365,681
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
152,641 shares (cost $1,633,714)	1,850,006
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
547,392 shares (cost $5,890,929)	5,961,100
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
586,591 shares (cost $7,111,419)	7,308,924
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,346,855 shares (cost $13,473,427)	14,446,236
Variable Insurance Portfolios - Growth (WRGP)
196,070 shares (cost $2,058,018)	2,083,502
Variable Insurance Portfolios - High Income (WRHIP)
3,423,683 shares (cost $12,668,024)	12,993,218
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
64,650 shares (cost $531,698)	551,947
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
330,902 shares (cost $2,329,527)	2,612,170
Variable Insurance Portfolios - Science and Technology (WRSTP)
265,982 shares (cost $4,538,659)	4,815,260
Advantage VT Discovery Fund (SVDF)
380,411 shares (cost $7,899,515)	9,571,146
Advantage VT Opportunity Fund - Class 2 (SVOF)
408,466 shares (cost $7,642,765)	8,189,751
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
1,006,091 shares (cost $8,130,223)	7,927,998

Total Investments	$4,082,802,095

Accounts Receivable-Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	1,778
Accounts Receivable-VP International Fund - Class I (ACVI)	9,322
Accounts Receivable-VIP Contrafund Portfolio - Service Class (FCS)	119,573
Accounts Receivable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	77,152
Accounts Receivable-VIP Growth Portfolio - Service Class (FGS)	74,836
Accounts Receivable-Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	4
Accounts Receivable-Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	53,658
Accounts Receivable-Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	17,935
Accounts Receivable-Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	51,549
Accounts Receivable-Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	3

Other Accounts Payable	(3,430)
Accounts Payable-VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	(4)
Accounts Payable-Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	(922)
Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(161,238)

$4,083,042,311

Contract Owners’ Equity:
Accumulation units	4,083,042,311

Total Contract Owners’ Equity (note 8)	$4,083,042,311

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALVDAA	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2	MLVLC2
Reinvested dividends	$64,962,114	-	49,052	5,787	20,811	140,136	27,322	31,855
Asset charges (note 3)	(5,006,857)	-	(4,359)	(164)	(3,160)	(38,907)	(3,155)	(4,790)

Net investment income (loss)	59,955,257	-	44,693	5,623	17,651	101,229	24,167	27,065

Realized gain (loss) on investments	62,348,520	-	196,438	11,239	30,252	2,757	17,998	107,107
Change in unrealized gain (loss) on investments	255,631,786	5	48,537	400	226,845	2,564,170	140,006	125,294

Net gain (loss) on investments	317,980,306	5	244,975	11,639	257,097	2,566,927	158,004	232,401

Reinvested capital gains	79,135,294	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$457,070,857	5	289,668	17,262	274,748	2,668,156	182,171	259,466

Investment Activity:	MLVGA2	CVSSE	DAVVL	DWVSVS	DSIF	DSRG	ETVFR	GVGMNS
Reinvested dividends	$139,257	243	45,586	4,664	5,550,366	80,490	329,051	-
Asset charges (note 3)	-	(514)	(3,088)	(5,388)	(379,437)	(885)	(7,849)	-

Net investment income (loss)	139,257	(271)	42,498	(724)	5,170,929	79,605	321,202	-

Realized gain (loss) on investments	94,583	49,203	17,073	5,345	(8,310,492)	386,520	3,941	-
Change in unrealized gain (loss) on investments	599,858	(12,036)	81,193	144,347	28,300,455	654,218	239,440	18

Net gain (loss) on investments	694,441	37,167	98,266	149,692	19,989,963	1,040,738	243,381	18

Reinvested capital gains	28,359	8,138	167,142	92,551	13,113,026	-	6	1

Net increase (decrease) in contract owners’ equity resulting from operations	$862,057	45,034	307,906	241,519	38,273,918	1,120,343	564,589	19

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	IVKMG1	OGGO	JPMMV1	JABS	JACAS	JAGTS	JAIGS	JAMVS
Reinvested dividends	$-	-	1,407	351,401	248,240	-	279,631	15,977
Asset charges (note 3)	(1,723)	(6,245)	(855)	(19,434)	(42,139)	(6,266)	(41,677)	(4,127)

Net investment income (loss)	(1,723)	(6,245)	552	331,967	206,101	(6,266)	237,954	11,850

Realized gain (loss) on investments	(43,000)	464,262	10,388	18,628	(425,310)	525,046	1,193,655	(8,679)
Change in unrealized gain (loss) on investments	(53,230)	(9,604)	37,721	206,583	9,731,923	1,221,256	(1,994,975)	70,792

Net gain (loss) on investments	(96,230)	454,658	48,109	225,211	9,306,613	1,746,302	(801,320)	62,113

Reinvested capital gains	1,052	34,768	-	923,173	-	-	5,115,505	105,466

Net increase (decrease) in contract owners’ equity resulting from operations	$(96,901)	483,181	48,661	1,480,351	9,512,714	1,740,036	4,552,139	179,429

Investment Activity:	LZREMS	LOVMCV	MIGIC	MNDIC	MNDSC	MVRISC	MVFIC	MVFSC
Reinvested dividends	$347,564	7,198	14,769	-	-	61,173	140,781	322,345
Asset charges (note 3)	(43,627)	(1,634)	-	-	(310)	(5,589)	-	(50,469)

Net investment income (loss)	303,937	5,564	14,769	-	(310)	55,584	140,781	271,876

Realized gain (loss) on investments	(253,246)	40,967	50,807	(122)	(191)	44,439	16,085	768,500
Change in unrealized gain (loss) on investments	3,528,565	77,680	285,536	2,638	17,905	347,214	1,003,415	1,963,294

Net gain (loss) on investments	3,275,319	118,647	336,343	2,516	17,714	391,653	1,019,500	2,731,794

Reinvested capital gains	252,336	-	153,989	728	-	-	65,262	171,373

Net increase (decrease) in contract owners’ equity resulting from operations	$3,831,592	124,211	505,101	3,244	17,404	447,237	1,225,543	3,175,043

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MVIVSC	MSVFI	MSEM	VKVGR2	MSVMG	MSVEG	MSVRE	NVAMV1
Reinvested dividends	$572,004	110,066	1,093,648	8,871	-	-	210,358	318,235
Asset charges (note 3)	(80,828)	-	(39,028)	(3,375)	(27,293)	(3,441)	(53,683)	-

Net investment income (loss)	491,176	110,066	1,054,620	5,496	(27,293)	(3,441)	156,675	318,235

Realized gain (loss) on investments	1,148,239	(52,242)	474,725	20,627	854,664	(8,947)	3,025,611	297,092
Change in unrealized gain (loss) on investments	3,607,201	160,775	4,721,664	375,598	(1,344,140)	55,189	417,183	2,526,918

Net gain (loss) on investments	4,755,440	108,533	5,196,389	396,225	(489,476)	46,242	3,442,794	2,824,010

Reinvested capital gains	-	-	-	-	1,466,688	72,022	-	1,313,345

Net increase (decrease) in contract owners’ equity resulting from operations	$5,246,616	218,599	6,251,009	401,721	949,919	114,823	3,599,469	4,455,590

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends	$75,662	44,860	43,219	16,709	25,480	1,736,275	871,040	57,426
Asset charges (note 3)	-	-	-	-	-	(39,450)	-	(19,101)

Net investment income (loss)	75,662	44,860	43,219	16,709	25,480	1,696,825	871,040	38,325

Realized gain (loss) on investments	(41,946)	105,267	234,101	(238,967)	160,270	781,252	204,580	417,514
Change in unrealized gain (loss) on investments	773,860	(50,724)	697,124	1,503,853	199,394	327,531	337,747	1,303,179

Net gain (loss) on investments	731,914	54,543	931,225	1,264,886	359,664	1,108,783	542,327	1,720,693

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$807,576	99,403	974,444	1,281,595	385,144	2,805,608	1,413,367	1,759,018

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GEM3	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA1	NVCRB1
Reinvested dividends	$45,610	89,270	29,898	1,461	184,009	3,437	21,713	2,214,645
Asset charges (note 3)	-	(10,068)	-	-	-	-	(9)	(137,253)

Net investment income (loss)	45,610	79,202	29,898	1,461	184,009	3,437	21,704	2,077,392

Realized gain (loss) on investments	(1,488,062)	(274,050)	203,195	21,853	121,570	(19,163)	8,847	139,460
Change in unrealized gain (loss) on investments	3,137,226	1,624,478	297,562	18,427	765,221	66,874	186,533	10,670,271

Net gain (loss) on investments	1,649,164	1,350,428	500,757	40,280	886,791	47,711	195,380	10,809,731

Reinvested capital gains	-	-	-	-	906,240	-	78,619	1,732,498

Net increase (decrease) in contract owners’ equity resulting from operations	$1,694,774	1,429,630	530,655	41,741	1,977,040	51,148	295,703	14,619,621

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$61,958	78,886	82,677	64,191	32,640	28,512	29,072	1,112,816
Asset charges (note 3)	-	(8)	-	(1)	(354)	-	-	(49,391)

Net investment income (loss)	61,958	78,878	82,677	64,190	32,286	28,512	29,072	1,063,425

Realized gain (loss) on investments	45,419	68,960	187,773	160,406	44,254	31,232	30,973	(2,231,546)
Change in unrealized gain (loss) on investments	350,506	60,798	263,737	323,576	46,209	6,486	(16,928)	11,979,240

Net gain (loss) on investments	395,925	129,758	451,510	483,982	90,463	37,718	14,045	9,747,694

Reinvested capital gains	58,676	57,577	91,788	126,838	32,698	5,677	23,769	-

Net increase (decrease) in contract owners’ equity resulting from operations	$516,559	266,213	625,975	675,010	155,447	71,907	66,886	10,811,119

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GBF	CAF	GVIX2	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$2,980,397	77,725	177,803	23,933	328,218	23,788	5,903	199,881
Asset charges (note 3)	(199,326)	(1,687)	(15,737)	-	(9,017)	-	-	(6,911)

Net investment income (loss)	2,781,071	76,038	162,066	23,933	319,201	23,788	5,903	192,970

Realized gain (loss) on investments	535,686	578,688	(75,071)	(6,975)	(730,441)	4,955	4,896	328,956
Change in unrealized gain (loss) on investments	(3,875,782)	1,108,487	1,084,277	139,722	3,872,789	28,356	22,513	(85,405)

Net gain (loss) on investments	(3,340,096)	1,687,175	1,009,206	132,747	3,142,348	33,311	27,409	243,551

Reinvested capital gains	4,319,147	-	-	-	-	15,045	3,931	157,485

Net increase (decrease) in contract owners’ equity resulting from operations	$3,760,122	1,763,213	1,171,272	156,680	3,461,549	72,144	37,243	594,006

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	SAM5	NVMIG3	GVDIVI
Reinvested dividends	$1,147,022	1,172,771	289,570	611,573	-	-	91,269	2,556
Asset charges (note 3)	(24,505)	(12,136)	(4,200)	(68,480)	(17,194)	(444,932)	-	-

Net investment income (loss)	1,122,517	1,160,635	285,370	543,093	(17,194)	(444,932)	91,269	2,556

Realized gain (loss) on investments	(1,819,431)	(1,452,859)	(93,047)	594,311	13,908	-	405,624	(38,887)
Change in unrealized gain (loss) on investments	8,118,855	9,550,803	990,611	3,940,213	-	-	1,782,193	139,565

Net gain (loss) on investments	6,299,424	8,097,944	897,564	4,534,524	13,908	-	2,187,817	100,678

Reinvested capital gains	-	-	66,877	3,855,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,421,941	9,258,579	1,249,811	8,933,389	(3,286)	(444,932)	2,279,086	103,234

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF
Reinvested dividends	$18,409	52,129	88,930	-	901	113,964	-	271,407
Asset charges (note 3)	-	(3,313)	(1,553)	(223)	(142)	-	(6,615)	(15,958)

Net investment income (loss)	18,409	48,816	87,377	(223)	759	113,964	(6,615)	255,449

Realized gain (loss) on investments	(700,455)	398,612	872	2,059,130	1,533	237,316	140,615	(1,082,954)
Change in unrealized gain (loss) on investments	1,436,460	1,008,694	1,005,770	(479,350)	1,733	199,907	1,458,637	6,911,347

Net gain (loss) on investments	736,005	1,407,306	1,006,642	1,579,780	3,266	437,223	1,599,252	5,828,393

Reinvested capital gains	-	271,688	-	2,673,054	6,180	978,126	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$754,414	1,727,810	1,094,019	4,252,611	10,205	1,529,313	1,592,637	6,083,842

Investment Activity:	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1
Reinvested dividends	$68,919	336,560	476,017	30,942	777,344	11,649	102,685	339,908
Asset charges (note 3)	(46,696)	(4,006)	(25,714)	-	-	-	(621)	(12,158)

Net investment income (loss)	22,223	332,554	450,303	30,942	777,344	11,649	102,064	327,750

Realized gain (loss) on investments	1,862,818	317,400	15,785	20,382	1,256,903	(19,898)	(307,480)	2,183,109
Change in unrealized gain (loss) on investments	4,712,844	921,942	124,608	30,852	16,746,416	85,641	1,671,344	(791,271)

Net gain (loss) on investments	6,575,662	1,239,342	140,393	51,234	18,003,319	65,743	1,363,864	1,391,838

Reinvested capital gains	-	-	-	-	-	7,155	-	3,012,141

Net increase (decrease) in contract owners’ equity resulting from operations	$6,597,885	1,571,896	590,696	82,176	18,780,663	84,547	1,465,928	4,731,729

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ALVGIA	ALVIVA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$130,739	130,946	59,554	352,389	867,407	36,710	132,368	-
Asset charges (note 3)	(11,073)	(17,960)	(10,377)	(6,898)	-	(7,597)	(5,126)	(1,920)

Net investment income (loss)	119,666	112,986	49,177	345,491	867,407	29,113	127,242	(1,920)

Realized gain (loss) on investments	506,735	(1,259,367)	1,442,292	(221,743)	479,678	47,633	100,040	242,407
Change in unrealized gain (loss) on investments	653,369	2,127,025	(38,853)	2,174,954	352,341	584,636	391,069	(65,952)

Net gain (loss) on investments	1,160,104	867,658	1,403,439	1,953,211	832,019	632,269	491,109	176,455

Reinvested capital gains	-	-	347,078	-	796,891	-	336,528	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,279,770	980,644	1,799,694	2,298,702	2,496,317	661,382	954,879	174,535

Investment Activity:	ACVV	ACVVS1	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB
Reinvested dividends	$288,231	-	5,842	195,041	1,306,122	-	447,357	15,208
Asset charges (note 3)	(28,640)	(3,097)	(1,775)	(74,469)	(35,179)	-	(25,677)	(2,556)

Net investment income (loss)	259,591	(3,097)	4,067	120,572	1,270,943	-	421,680	12,652

Realized gain (loss) on investments	1,300,226	176,768	43,980	3,924,504	(249,360)	29,761	49,247	77,184
Change in unrealized gain (loss) on investments	339,426	95,028	159,764	643,966	2,297,566	135,199	605,310	7,784

Net gain (loss) on investments	1,639,652	271,796	203,744	4,568,470	2,048,206	164,960	654,557	84,968

Reinvested capital gains	-	-	-	1,513,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,899,243	268,699	207,811	6,202,195	3,319,149	164,960	1,076,237	97,620

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SVSLVB	FVCA2P	FQB	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$2,702	6,732	1,376,434	702,662	71,919	1,756,289	39,851	244,888
Asset charges (note 3)	(398)	-	(35,301)	(125,046)	-	(40,979)	(693)	(13,428)

Net investment income (loss)	2,304	6,732	1,341,133	577,616	71,919	1,715,310	39,158	231,460

Realized gain (loss) on investments	(3,539)	84,222	295,343	6,648,989	881,293	(3,577,949)	173,317	405,896
Change in unrealized gain (loss) on investments	13,934	(23,557)	1,366,720	1,240,386	(470,914)	7,321,029	11,554	621,823

Net gain (loss) on investments	10,395	60,665	1,662,063	7,889,375	410,379	3,743,080	184,871	1,027,719

Reinvested capital gains	-	68,556	-	-	-	3,742,101	32,032	143,652

Net increase (decrease) in contract owners’ equity resulting from operations	$12,699	135,953	3,003,196	8,466,991	482,298	9,200,491	256,061	1,402,831

Investment Activity:	FF30S	FFINS	FGOS	FGS	FHIS	FHISR	FIP	FIGBS
Reinvested dividends	$109,053	22,986	4,856	315,397	874,294	275,541	578,602	747,554
Asset charges (note 3)	(5,149)	(3,281)	(2,422)	(42,607)	(19,814)	-	(55,269)	(42,767)

Net investment income (loss)	103,904	19,705	2,434	272,790	854,480	275,541	523,333	704,787

Realized gain (loss) on investments	633,107	(10,204)	237,009	1,888,205	987,982	70,464	232,791	73,226
Change in unrealized gain (loss) on investments	110,054	68,292	84,066	6,367,370	177,935	240,523	2,610,168	113,308

Net gain (loss) on investments	743,161	58,088	321,075	8,255,575	1,165,917	310,987	2,842,959	186,534

Reinvested capital gains	52,130	21,588	-	-	-	-	321,253	876,314

Net increase (decrease) in contract owners’ equity resulting from operations	$899,195	99,381	323,509	8,528,365	2,020,397	586,528	3,687,545	1,767,635

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FMCS	FOS	FOSR	FVSS	FF15S	FF25S	FF40S	FTVIS2
Reinvested dividends	$212,445	235,538	191,182	19,680	84,908	120,457	58,544	327,023
Asset charges (note 3)	(36,342)	(20,399)	-	(1,015)	(8,769)	(14,059)	(5,681)	-

Net investment income (loss)	176,103	215,139	191,182	18,665	76,139	106,398	52,863	327,023

Realized gain (loss) on investments	1,643,288	(1,878,238)	(1,389,690)	288,498	(8,706)	31,855	(27,148)	78,024
Change in unrealized gain (loss) on investments	931,389	4,309,548	3,152,739	644,232	279,252	532,176	175,122	201,842

Net gain (loss) on investments	2,574,677	2,431,310	1,763,049	932,730	270,546	564,031	147,974	279,866

Reinvested capital gains	3,257,727	42,899	34,701	-	69,615	65,970	13,130	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,008,507	2,689,348	1,988,932	951,395	416,300	736,399	213,967	606,889

Investment Activity:	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM3	TIF	TIF2	TIF3
Reinvested dividends	$250,973	99,460	52,189	4,079	61,901	42,229	340,780	153,683
Asset charges (note 3)	-	-	(14,055)	(550)	-	-	(24,942)	-

Net investment income (loss)	250,973	99,460	38,134	3,529	61,901	42,229	315,838	153,683

Realized gain (loss) on investments	472,913	(277,282)	588,943	(18,029)	410,696	(13,327)	729,191	(479,530)
Change in unrealized gain (loss) on investments	859,670	1,824,905	484,569	19,718	47,284	193,695	849,980	1,215,314

Net gain (loss) on investments	1,332,583	1,547,623	1,073,512	1,689	457,980	180,368	1,579,171	735,784

Reinvested capital gains	-	-	-	8,235	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,583,556	1,647,083	1,111,646	13,453	519,881	222,597	1,895,009	889,467

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FTVGI2	FTVGI3	FTVFA2	GVMCE	GVGOPS	SBVSG	BNCAI	AMTB
Reinvested dividends	$2,293,841	727,657	9,218	517,859	-	7,493	112,082	108,811
Asset charges (note 3)	(48,848)	-	-	(102,294)	(197)	(3,220)	(22,723)	-

Net investment income (loss)	2,244,993	727,657	9,218	415,565	(197)	4,273	89,359	108,811

Realized gain (loss) on investments	(95,655)	212,683	10,615	1,142,862	682	35,778	1,555,523	(9,915)
Change in unrealized gain (loss) on investments	3,025,733	653,810	30,587	5,787,288	(2,130)	64,183	(452,578)	69,385

Net gain (loss) on investments	2,930,078	866,493	41,202	6,930,150	(1,448)	99,961	1,102,945	59,470

Reinvested capital gains	57,587	18,412	-	-	4,758	72,565	504,733	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,232,658	1,612,562	50,420	7,345,715	3,113	176,799	1,697,037	168,281

Investment Activity:	AMGP	AMCG	AMTP	AMRI	AMFAS	AMSRS	OVGR	OVGS3
Reinvested dividends	$2,225	-	11,364	24,917	-	5,455	128,947	329,528
Asset charges (note 3)	(2,005)	(9,395)	(3,739)	(9,649)	(2,471)	-	(42,032)	-

Net investment income (loss)	220	(9,395)	7,625	15,268	(2,471)	5,455	86,915	329,528

Realized gain (loss) on investments	439,571	764,825	60,470	421,324	356,593	(66,306)	2,508,107	(586,647)
Change in unrealized gain (loss) on investments	(299,572)	(235,283)	374,486	(923,280)	(160,603)	324,070	(146,105)	3,186,789

Net gain (loss) on investments	139,999	529,542	434,956	(501,956)	195,990	257,764	2,362,002	2,600,142

Reinvested capital gains	6,370	-	-	1,072,799	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$146,589	520,147	442,581	586,111	193,519	263,219	2,448,917	2,929,670

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVGS	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA	PMVLGA
Reinvested dividends	$973,431	247,251	24,833	-	140,638	988,215	135,333	9,012
Asset charges (note 3)	(77,051)	(8,962)	-	(11,714)	(2,504)	(29,890)	(1,067)	(1,050)

Net investment income (loss)	896,380	238,289	24,833	(11,714)	138,134	958,325	134,266	7,962

Realized gain (loss) on investments	(1,279,033)	343,759	122,438	705,073	10,126	15,255	97,018	52,397
Change in unrealized gain (loss) on investments	8,759,545	3,392,518	575,285	2,940,005	9,646	950,375	(168,660)	(82,091)

Net gain (loss) on investments	7,480,512	3,736,277	697,723	3,645,078	19,772	965,630	(71,642)	(29,694)

Reinvested capital gains	-	-	-	-	25,947	-	47,707	39,644

Net increase (decrease) in contract owners’ equity resulting from operations	$8,376,892	3,974,566	722,556	3,633,364	183,853	1,923,955	110,331	17,912

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$1,081,613	1,285,089	10,498,397	7,485	685,614	12,418	19,943	19
Asset charges (note 3)	(110,486)	(247,796)	(728,509)	(2,229)	(25,623)	-	-	(11)

Net investment income (loss)	971,127	1,037,293	9,769,888	5,256	659,991	12,418	19,943	8

Realized gain (loss) on investments	922,417	4,917,466	4,046,556	(237,394)	(10,758)	17,455	(152,133)	848
Change in unrealized gain (loss) on investments	1,238,479	(2,418,651)	14,162,170	373,467	423,803	103,096	312,201	517

Net gain (loss) on investments	2,160,896	2,498,815	18,208,726	136,073	413,045	120,551	160,068	1,365

Reinvested capital gains	-	6,195,039	8,219,576	44,847	611,210	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,132,023	9,731,147	36,198,190	186,176	1,684,246	132,969	180,011	1,373

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PVTVB	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	ROCMC
Reinvested dividends	$5,665	52,842	-	9,610	431,067	587,779	763	-
Asset charges (note 3)	-	(7,265)	-	(1,025)	(16,441)	(87,494)	(1,963)	(98,249)

Net investment income (loss)	5,665	45,577	-	8,585	414,626	500,285	(1,200)	(98,249)

Realized gain (loss) on investments	20,137	5,733	(10,657)	31,721	52,982	2,291,229	3,235	7,177,406
Change in unrealized gain (loss) on investments	191,874	278,485	(17,932)	73,113	755,725	2,695,361	73,852	(4,752,250)

Net gain (loss) on investments	212,011	284,218	(28,589)	104,834	808,707	4,986,590	77,087	2,425,156

Reinvested capital gains	-	-	-	-	-	-	9,920	886,619

Net increase (decrease) in contract owners’ equity resulting from operations	$217,676	329,795	(28,589)	113,419	1,223,333	5,486,875	85,807	3,213,526

Investment Activity:	ROCSC	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1	TRBCGP
Reinvested dividends	$2,545	1,106,305	-	29,218	-	162,817	70,842	103
Asset charges (note 3)	(5,074)	(127,435)	(10,898)	(3,503)	(55,913)	(62,997)	(8,213)	(12)

Net investment income (loss)	(2,529)	978,870	(10,898)	25,715	(55,913)	99,820	62,629	91

Realized gain (loss) on investments	(32,530)	8,046,398	583,767	(3,184)	1,573,337	827,755	37,760	(2)
Change in unrealized gain (loss) on investments	246,246	(469,846)	1,287,372	(3,170)	(506,882)	2,200,732	220,545	(69)

Net gain (loss) on investments	213,716	7,576,552	1,871,139	(6,354)	1,066,455	3,028,487	258,305	(71)

Reinvested capital gains	58,574	-	181,641	4,780	2,196,415	207,221	107,742	-

Net increase (decrease) in contract owners’ equity resulting from operations	$269,761	8,555,422	2,041,882	24,141	3,206,957	3,335,528	428,676	20

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI	VVSTC
Reinvested dividends	$-	265,807	101,219	62,000	91,689	95,665	37,753	120,567
Asset charges (note 3)	(12,534)	(58,765)	(8,715)	(16,337)	(9,087)	(18,441)	(3,772)	(10,217)

Net investment income (loss)	(12,534)	207,042	92,504	45,663	82,602	77,224	33,981	110,350

Realized gain (loss) on investments	1,673,137	1,309,554	272,511	363,470	214,008	39,495	46,946	19,714
Change in unrealized gain (loss) on investments	2,222,411	(3,652,443)	118,575	769,193	461,961	840,782	138,516	68,358

Net gain (loss) on investments	3,895,548	(2,342,889)	391,086	1,132,663	675,969	880,277	185,462	88,072

Reinvested capital gains	-	4,029,357	-	-	-	246,150	65,623	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,883,014	1,893,510	483,590	1,178,326	758,571	1,203,651	285,066	198,422

Investment Activity:	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP	SVDF
Reinvested dividends	$205,111	143,351	1,238	4,045	-	20,030	-	-
Asset charges (note 3)	(15,079)	(7,541)	(3,187)	(4,491)	(203)	(3,024)	(7,191)	(7,302)

Net investment income (loss)	190,032	135,810	(1,949)	(446)	(203)	17,006	(7,191)	(7,302)

Realized gain (loss) on investments	15,220	310,272	98,325	24,938	1,822	298,072	(51,308)	388,313
Change in unrealized gain (loss) on investments	(3,229)	1,753,592	(8,851)	325,194	20,249	120,052	581,158	646,430

Net gain (loss) on investments	11,991	2,063,864	89,474	350,132	22,071	418,124	529,850	1,034,743

Reinvested capital gains	67,969	-	146,644	-	-	-	293,134	-

Net increase (decrease) in contract owners’ equity resulting from operations	$269,992	2,199,674	234,169	349,686	21,868	435,130	815,793	1,027,441

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCDI	OVHI3	OVHI
Reinvested dividends	$	8,089	-	-	-	-	-	255,446	47,188
Asset charges (note 3)		(18,731)	(15,671)	-	-	-	(1,114)	-	-

Net investment income (loss)		(10,642)	(15,671)	-	-	-	(1,114)	255,446	47,188

Realized gain (loss) on investments		1,313,955	237,254	213,090	(1,506,517)	171,999	756,316	(17,110)	(714,793)
Change in unrealized gain (loss) on investments		(216,417)	200,685	171,125	3,726,083	(51,877)	(225,462)	(59,580)	702,080

Net gain (loss) on investments		1,097,538	437,939	384,215	2,219,566	120,122	530,854	(76,690)	(12,713)

Reinvested capital gains		2,967	399,880	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,089,863	822,148	384,215	2,219,566	120,122	529,740	178,756	34,475

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		Total		ALVDAA		AMVAA2		AMVBD2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	59,955,257	60,242,918	-	-	44,693	23,250	5,623	16,193
Realized gain (loss) on investments		62,348,520	66,087,136	-	-	196,438	125,196	11,239	51,744
Change in unrealized gain (loss) on investments		255,631,786	(226,800,032)	5	-	48,537	(131,015)	400	(27,029)
Reinvested capital gains		79,135,294	25,040,572	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		457,070,857	(75,429,406)	5	-	289,668	17,431	17,262	40,908

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		227,395,906	232,335,620	-	-	220,394	115,811	6,822	166,599
Transfers between funds		-	-	84	-	1,404,524	(114,654)	(364,043)	(755,951)
Surrenders (note 6)		(263,186,354)	(332,479,745)	-	-	(405,503)	(20,967)	(16,422)	(288)
Death Benefits (note 4)		(14,188,056)	(12,131,512)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		(2,325,835)	183,444	-	-	(649)	(20,938)	2,033	23,799
Deductions for surrender charges (note 2d)		(1,248,229)	(1,789,006)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(107,075,191)	(108,579,372)	(13)	-	(53,312)	(52,505)	(20,576)	(21,183)
Asset charges (note 3):
FPVUL & VEL contracts		(5,227,185)	(5,317,581)	-	-	(628)	(787)	(574)	(383)
MSP contracts		(280,486)	(288,084)	-	-	-	-	-	-
SL contracts or LSFP contracts		(693,218)	(736,976)	-	-	-	-	-	-
Adjustments to maintain reserves		81,747	(394,811)	(4)	-	(435)	7	39	5

Net equity transactions		(166,746,901)	(229,198,023)	67	-	1,164,391	(94,033)	(392,721)	(587,402)

Net change in contract owners’ equity		290,323,956	(304,627,429)	72	-	1,454,059	(76,602)	(375,459)	(546,494)
Contract owners’ equity beginning of period		3,792,718,355	4,097,345,784	-	-	1,317,162	1,393,764	607,859	1,154,353

Contract owners’ equity end of period	$	4,083,042,311	3,792,718,355	72	-	2,771,221	1,317,162	232,400	607,859

CHANGES IN UNITS:
Beginning units		264,138,478	278,969,681	-	-	137,762	147,280	52,811	106,418
Units purchased		41,628,904	38,682,925	9	-	165,437	20,108	1,369	18,072
Units redeemed		(50,210,203)	(53,514,128)	(2)	-	(52,989)	(29,626)	(35,116)	(71,679)

Ending units		255,557,179	264,138,478	7	-	250,210	137,762	19,064	52,811

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMVGS2		AMVGR2		AMVI2		MLVLC2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	17,651	15,333	101,229	60,624	24,167	3,730	27,065	15,944
Realized gain (loss) on investments		30,252	186,890	2,757	518,231	17,998	(17,298)	107,107	297,547
Change in unrealized gain (loss) on investments		226,845	(519,145)	2,564,170	(2,011,626)	140,006	(9,005)	125,294	(304,104)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		274,748	(316,922)	2,668,156	(1,432,771)	182,171	(22,573)	259,466	9,387

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		73,623	164,113	24,671	12,055	187,673	-	126,762	68,712
Transfers between funds		(6,238)	330,021	3,235,923	13,697,353	1,400,155	221,877	115,492	100,254
Surrenders (note 6)		(23,755)	(39,900)	(1,622,750)	(514,761)	-	-	(54,895)	(184,516)
Death Benefits (note 4)		(3,679)	(172)	(31,524)	-	(10,545)	-	-	-
Net policy repayments (loans) (note 5)		-	48,503	(33)	66,631	(382)	-	(29)	131,008
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(33,880)	(25,810)	(182,717)	(116,049)	(19,608)	(1,206)	(32,607)	(29,136)
Asset charges (note 3):
FPVUL & VEL contracts		(586)	(340)	-	-	(114)	(20)	(200)	(162)
MSP contracts		-	-	-	-	-	-	-	-
SL contracts or LSFP contracts		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		10	(4)	120	(29)	22	(3)	413	14

Net equity transactions		5,495	476,411	1,423,690	13,145,200	1,557,201	220,648	154,936	86,174

Net change in contract owners’ equity		280,243	159,489	4,091,846	11,712,429	1,739,372	198,075	414,402	95,561
Contract owners’ equity beginning of period		1,382,774	1,223,285	13,836,456	2,124,027	198,075	-	2,014,292	1,918,731

Contract owners’ equity end of period	$	1,663,017	1,382,774	17,928,302	13,836,456	1,937,447	198,075	2,428,694	2,014,292

CHANGES IN UNITS:
Beginning units		172,798	123,466	1,564,847	229,261	25,258	-	170,390	165,806
Units purchased		33,238	56,806	378,802	1,418,007	188,515	25,412	35,102	35,344
Units redeemed		(29,730)	(7,474)	(220,184)	(82,421)	(3,689)	(154)	(22,498)	(30,760)

Ending units		176,306	172,798	1,723,465	1,564,847	210,084	25,258	182,994	170,390

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA2		CVSSE		DAVVL		DWVSVS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$139,257	180,639	(271)	(456)	42,498	16,890	(724)	(2)
Realized gain (loss) on investments	94,583	138,503	49,203	5,613	17,073	270,035	5,345	-
Change in unrealized gain (loss) on investments	599,858	(861,037)	(12,036)	(10,766)	81,193	(573,394)	144,347	187
Reinvested capital gains	28,359	184,619	8,138	-	167,142	177,925	92,551	-

Net increase (decrease) in contract owners’ equity resulting from operations	862,057	(357,276)	45,034	(5,609)	307,906	(108,544)	241,519	185

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	486,524	465,883	11,507	7,662	209,538	223,994	114,566	15,794
Transfers between funds	904,571	3,360,288	(116,774)	53,328	75,881	(142,955)	3,667,056	4,504
Surrenders (note 6)	(362,418)	(354,200)	(2,358)	(2,462)	(40,816)	(89,952)	(22,667)	-
Death Benefits (note 4)	(83,018)	(167,584)	-	-	-	-	(9,398)	-
Net policy repayments (loans) (note 5)	(57,931)	(522,883)	-	-	(14,400)	(17,457)	3,888	(1,282)
Deductions for surrender charges (note 2d)	(5,269)	(17,753)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(332,226)	(273,692)	(2,600)	(2,649)	(29,721)	(33,563)	(19,640)	(88)
Asset charges (note 3):
FPVUL & VEL contracts	(25,362)	(21,277)	-	-	(2,500)	(1,872)	(15)	-
MSP contracts	(942)	(700)	-	-	-	-	-	-
SL contracts or LSFP contracts	(5,360)	(4,549)	-	-	-	-	-	-
Adjustments to maintain reserves	2	(138)	17	3	11	(2)	21	1

Net equity transactions	518,571	2,463,395	(110,208)	55,882	197,993	(61,807)	3,733,811	18,929

Net change in contract owners’ equity	1,380,628	2,106,119	(65,174)	50,273	505,899	(170,351)	3,975,330	19,114
Contract owners’ equity beginning of period	8,283,492	6,177,373	311,745	261,472	2,276,322	2,446,673	19,114	-

Contract owners’ equity end of period	$9,664,120	8,283,492	246,571	311,745	2,782,221	2,276,322	3,994,444	19,114

CHANGES IN UNITS:
Beginning units	642,091	461,464	18,607	15,365	276,086	284,231	2,125	-
Units purchased	140,004	279,594	1,203	3,546	38,495	36,634	394,976	2,277
Units redeemed	(101,965)	(98,967)	(7,044)	(304)	(15,999)	(44,779)	(5,429)	(152)

Ending units	680,130	642,091	12,766	18,607	298,582	276,086	391,672	2,125

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DSIF		DSRG		ETVFR		GVGMNS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,170,929	4,474,653	79,605	90,420	321,202	-	-	-
Realized gain (loss) on investments	(8,310,492)	(3,720,227)	386,520	474,305	3,941	-	-	-
Change in unrealized gain (loss) on investments	28,300,455	1,754,050	654,218	(456,747)	239,440	-	18	-
Reinvested capital gains	13,113,026	1,755,181	-	-	6	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,273,918	4,263,657	1,120,343	107,978	564,589	-	19	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,381,438	11,472,115	827,237	951,581	(16)	-	30	-
Transfers between funds	(4,233,138)	1,225,816	(107,210)	(123,457)	14,865,860	-	887	-
Surrenders (note 6)	(18,533,502)	(22,885,446)	(808,576)	(871,401)	-	-	-	-
Death Benefits (note 4)	(802,912)	(1,241,814)	(105,802)	(100,746)	-	-	-	-
Net policy repayments (loans) (note 5)	31,716	442,576	149,746	(64,034)	(83)	-	17	-
Deductions for surrender charges (note 2d)	(38,480)	(52,794)	(276)	(1,659)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,839,002)	(7,832,096)	(686,879)	(742,253)	(63,013)	-	(8)	-
Asset charges (note 3):
FPVUL & VEL contracts	(366,387)	(357,661)	(44,351)	(45,175)	-	-	(1)	-
MSP contracts	(11,816)	(12,049)	(1,218)	(1,334)	-	-	-	-
SL contracts or LSFP contracts	(57,004)	(60,281)	(1,810)	(1,751)	-	-	-	-
Adjustments to maintain reserves	2,202	(1,707)	852	(413)	(77)	-	5	-

Net equity transactions	(18,466,885)	(19,303,341)	(778,287)	(1,000,642)	14,802,671	-	930	-

Net change in contract owners’ equity	19,807,033	(15,039,684)	342,056	(892,664)	15,367,260	-	949	-
Contract owners’ equity beginning of period	255,722,159	270,761,843	9,470,036	10,362,700	-	-	-	-

Contract owners’ equity end of period	$275,529,192	255,722,159	9,812,092	9,470,036	15,367,260	-	949	-

CHANGES IN UNITS:
Beginning units	20,051,285	21,609,408	711,620	788,385	-	-	-	-
Units purchased	1,055,806	1,237,119	66,935	87,383	1,444,098	-	93	-
Units redeemed	(2,435,176)	(2,795,242)	(121,089)	(164,148)	(6,011)	-	(1)	-

Ending units	18,671,915	20,051,285	657,466	711,620	1,438,087	-	92	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG1		OGGO		JPMMV1		JABS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,723)	-	(6,245)	(8,064)	552	1,344	331,967	268,284
Realized gain (loss) on investments	(43,000)	-	464,262	608,459	10,388	794	18,628	627,893
Change in unrealized gain (loss) on investments	(53,230)	-	(9,604)	(868,740)	37,721	218	206,583	(1,371,187)
Reinvested capital gains	1,052	-	34,768	-	-	-	923,173	590,997

Net increase (decrease) in contract owners’ equity resulting from operations	(96,901)	-	483,181	(268,345)	48,661	2,356	1,480,351	115,987

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	121,711	-	17,560	14,174	5,219	-	3,194,045	885,799
Transfers between funds	3,707,100	-	(436,954)	(200,095)	1,715,673	-	(33,479)	(1,962,305)
Surrenders (note 6)	(263,224)	-	(25,226)	(282,487)	-	-	(437,386)	(759,314)
Death Benefits (note 4)	-	-	(5,288)	(5,379)	-	-	(27,197)	(3,551)
Net policy repayments (loans) (note 5)	(23,556)	-	11,261	(2,291)	-	-	40,019	(92,036)
Deductions for surrender charges (note 2d)	(2,384)	-	-	-	-	-	(325)	(1,243)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,041)	-	(44,241)	(61,389)	(5,433)	(1,845)	(368,822)	(259,642)
Asset charges (note 3):
FPVUL & VEL contracts	(5,671)	-	-	-	(8)	-	(11,669)	(11,002)
MSP contracts	(194)	-	-	-	-	-	(37)	(35)
SL contracts or LSFP contracts	(695)	-	-	-	-	-	(1,353)	(1,197)
Adjustments to maintain reserves	243	-	40	(29)	-	2	71	(12)

Net equity transactions	3,454,289	-	(482,848)	(537,496)	1,715,451	(1,843)	2,353,867	(2,204,538)

Net change in contract owners’ equity	3,357,388	-	333	(805,841)	1,764,112	513	3,834,218	(2,088,551)
Contract owners’ equity beginning of period	-	-	3,145,499	3,951,340	121,873	121,360	10,871,173	12,959,724

Contract owners’ equity end of period	$3,357,388	-	3,145,832	3,145,499	1,885,985	121,873	14,705,391	10,871,173

CHANGES IN UNITS:
Beginning units	-	-	161,522	190,112	7,723	7,841	587,594	709,708
Units purchased	420,975	-	939	815	92,092	-	235,446	42,503
Units redeemed	(79,184)	-	(23,047)	(29,405)	(298)	(118)	(119,815)	(164,617)

Ending units	341,791	-	139,414	161,522	99,517	7,723	703,225	587,594

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		JACAS		JAGTS		JAIGS		JAMVS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	206,101	71,319	(6,266)	(8,060)	237,954	124,408	11,850	6,917
Realized gain (loss) on investments		(425,310)	1,366,581	525,046	807,841	1,193,655	(1,944,368)	(8,679)	31,899
Change in unrealized gain (loss) on investments		9,731,923	(5,183,176)	1,221,256	(1,768,798)	(1,994,975)	(18,805,387)	70,792	(114,390)
Reinvested capital gains		-	-	-	-	5,115,505	535,405	105,466	-

Net increase (decrease) in contract owners’ equity resulting from operations		9,512,714	(3,745,276)	1,740,036	(969,017)	4,552,139	(20,089,942)	179,429	(75,574)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		2,433,578	2,878,619	415,466	105,913	2,151,306	885,641	146,142	189,316
Transfers between funds		(10,674,136)	(4,179,211)	1,906,310	(221,297)	2,194,348	(4,200,672)	265,832	1,017,929
Surrenders (note 6)		(2,123,881)	(8,133,053)	(1,042,171)	(973,800)	(3,186,752)	(2,283,214)	(5,311)	(6,994)
Death Benefits (note 4)		(162,218)	(95,303)	(18,867)	(48,030)	(64,263)	(56,497)	(461)	(5,239)
Net policy repayments (loans) (note 5)		(228,960)	(297,692)	(169,448)	(174,112)	(269,142)	(361,192)	(173)	-
Deductions for surrender charges (note 2d)		(8,241)	(20,535)	(4,046)	(1,765)	(9,368)	(3,132)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,514,739)	(1,578,033)	(509,096)	(461,813)	(1,268,978)	(1,136,261)	(37,779)	(26,336)
Asset charges (note 3):
FPVUL & VEL contracts		(94,461)	(91,690)	(33,002)	(30,196)	(78,780)	(59,252)	(145)	(40)
MSP contracts		(2,351)	(2,205)	(875)	(689)	(2,856)	(2,608)	-	-
SL contracts or LSFP contracts		(7,946)	(8,664)	(1,985)	(1,480)	(8,398)	(6,611)	-	-
Adjustments to maintain reserves		160	10	(30)	(160)	5,919	449	(277)	(10)

Net equity transactions		(12,383,195)	(11,527,757)	542,256	(1,807,429)	(536,964)	(7,223,349)	367,828	1,168,626

Net change in contract owners’ equity		(2,870,481)	(15,273,033)	2,282,292	(2,776,446)	4,015,175	(27,313,291)	547,257	1,093,052
Contract owners’ equity beginning of period		44,871,580	60,144,613	9,614,700	12,391,146	38,790,122	66,103,413	1,580,274	487,222

Contract owners’ equity end of period	$	42,001,099	44,871,580	11,896,992	9,614,700	42,805,297	38,790,122	2,127,531	1,580,274

CHANGES IN UNITS:
Beginning units		4,379,176	5,463,910	1,847,506	2,171,152	2,931,730	3,374,504	155,792	46,500
Units purchased		227,377	495,745	1,577,050	89,397	2,089,328	221,950	58,822	113,026
Units redeemed		(1,303,936)	(1,580,479)	(1,511,377)	(413,043)	(2,185,096)	(664,724)	(24,893)	(3,734)

Ending units		3,302,617	4,379,176	1,913,179	1,847,506	2,835,962	2,931,730	189,721	155,792

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		LZREMS		LOVMCV		MIGIC		MNDIC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	303,937	332,160	5,564	72	14,769	17,714	-	-
Realized gain (loss) on investments		(253,246)	(51,006)	40,967	236,391	50,807	72,311	(122)	-
Change in unrealized gain (loss) on investments		3,528,565	(3,966,255)	77,680	(281,059)	285,536	(57,102)	2,638	-
Reinvested capital gains		252,336	-	-	-	153,989	-	728	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,831,592	(3,685,101)	124,211	(44,596)	505,101	32,923	3,244	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		971,528	768,479	18,226	27,111	207,020	190,992	298	-
Transfers between funds		1,677,404	13,384,519	68,007	(318,395)	9,991	75,191	85,431	-
Surrenders (note 6)		(346,007)	(1,813,746)	(8,950)	(39,071)	(313,658)	(393,802)	-	-
Death Benefits (note 4)		(69,582)	(1,179)	-	-	(5,047)	(44,380)	-	-
Net policy repayments (loans) (note 5)		9,996	87,561	(643)	(586)	(67,920)	(28,807)	(7,321)	-
Deductions for surrender charges (note 2d)		-	-	-	-	(8,497)	(9,567)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(207,733)	(134,893)	(13,771)	(18,615)	(165,992)	(169,169)	(995)	-
Asset charges (note 3):
FPVUL & VEL contracts		(1,375)	(728)	(28)	(26)	(14,020)	(14,177)	(72)	-
MSP contracts		-	-	-	-	(145)	(196)	-	-
SL contracts or LSFP contracts		-	-	-	-	(640)	(598)	-	-
Adjustments to maintain reserves		160	(3,087)	12	(20)	189	(7)	(6)	-

Net equity transactions		2,034,391	12,286,926	62,853	(349,602)	(358,719)	(394,520)	77,335	-

Net change in contract owners’ equity		5,865,983	8,601,825	187,064	(394,198)	146,382	(361,597)	80,579	-
Contract owners’ equity beginning of period		16,619,721	8,017,896	919,099	1,313,297	3,036,988	3,398,585	-	-

Contract owners’ equity end of period	$	22,485,704	16,619,721	1,106,163	919,099	3,183,370	3,036,988	80,579	-

CHANGES IN UNITS:
Beginning units		1,783,698	704,127	78,912	107,968	192,257	216,391	-	-
Units purchased		262,841	1,285,355	16,368	2,452	16,083	17,700	8,638	-
Units redeemed		(65,342)	(205,784)	(12,083)	(31,508)	(36,057)	(41,834)	(842)	-

Ending units		1,981,197	1,783,698	83,197	78,912	172,283	192,257	7,796	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		MNDSC		MVRISC		MVFIC		MVFSC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(310)	-	55,584	11,231	140,781	113,187	271,876	124,899
Realized gain (loss) on investments		(191)	-	44,439	33,300	16,085	(270,301)	768,500	733,257
Change in unrealized gain (loss) on investments		17,905	-	347,214	(135,722)	1,003,415	122,922	1,963,294	(677,432)
Reinvested capital gains		-	-	-	-	65,262	30,614	171,373	49,162

Net increase (decrease) in contract owners’ equity resulting from operations		17,404	-	447,237	(91,191)	1,225,543	(3,578)	3,175,043	229,886

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	-	72,572	72,231	842,540	455,012	1,283,084	1,207,739
Transfers between funds		654,561	-	2,278,447	119,555	46,607	(201,205)	869,555	10,645,377
Surrenders (note 6)		-	-	(1,734)	(8,013)	(729,374)	(541,675)	(1,568,404)	(682,089)
Death Benefits (note 4)		-	-	-	-	(120,797)	(22,318)	(10,708)	(10,591)
Net policy repayments (loans) (note 5)		-	-	(27)	(1,092)	31,743	21,688	(49,796)	(4,037)
Deductions for surrender charges (note 2d)		-	-	-	-	(2,820)	(2,890)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,284)	-	(32,173)	(13,612)	(333,138)	(313,359)	(310,085)	(226,994)
Asset charges (note 3):
FPVUL & VEL contracts		-	-	(111)	(103)	(23,501)	(22,010)	(2,883)	(1,372)
MSP contracts		-	-	-	-	(874)	(677)	-	-
SL contracts or LSFP contracts		-	-	-	-	(5,648)	(4,829)	-	-
Adjustments to maintain reserves		2	-	137	14	1	17	182	(34)

Net equity transactions		653,279	-	2,317,111	168,980	(295,261)	(632,246)	210,945	10,927,999

Net change in contract owners’ equity		670,683	-	2,764,348	77,789	930,282	(635,824)	3,385,988	11,157,885
Contract owners’ equity beginning of period		-	-	853,383	775,594	7,426,340	8,062,164	18,020,049	6,862,164

Contract owners’ equity end of period	$	670,683	-	3,617,731	853,383	8,356,622	7,426,340	21,406,037	18,020,049

CHANGES IN UNITS:
Beginning units		-	-	110,565	89,179	407,456	441,004	2,030,171	767,637
Units purchased		65,241	-	297,602	26,076	46,403	36,547	332,527	1,323,625
Units redeemed		(129)	-	(4,510)	(4,690)	(59,489)	(70,095)	(277,743)	(61,091)

Ending units		65,112	-	403,657	110,565	394,370	407,456	2,084,955	2,030,171

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		MVIVSC		MSVFI		MSEM		VKVGR2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	491,176	220,265	110,066	95,738	1,054,620	1,190,873	5,496	37,963
Realized gain (loss) on investments		1,148,239	320,702	(52,242)	(68,205)	474,725	988,467	20,627	46,050
Change in unrealized gain (loss) on investments		3,607,201	(1,134,343)	160,775	112,829	4,721,664	(285,039)	375,598	(219,853)
Reinvested capital gains		-	-	-	-	-	381,502	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,246,616	(593,376)	218,599	140,362	6,251,009	2,275,803	401,721	(135,840)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		647,969	387,722	113,505	139,980	324,380	342,924	247,522	134,159
Transfers between funds		13,701,915	5,188,905	(200,129)	83,361	800,882	289,237	696,230	(25,398)
Surrenders (note 6)		(2,811,338)	(594,806)	(134,883)	(158,149)	(625,731)	(568,892)	(10,159)	(88,465)
Death Benefits (note 4)		(35,941)	-	(6,184)	(414)	(169,601)	(104,553)	(1,811)	(1,420)
Net policy repayments (loans) (note 5)		(507)	(8,088)	(20,655)	21,225	6,763	39,409	(18,176)	(9,202)
Deductions for surrender charges (note 2d)		-	-	(2,254)	(5,824)	(1,394)	(4,797)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(433,463)	(339,421)	(113,837)	(119,240)	(551,629)	(508,136)	(37,467)	(28,989)
Asset charges (note 3):
FPVUL & VEL contracts		(1,721)	(632)	(8,724)	(8,987)	(20,148)	(19,040)	(508)	(420)
MSP contracts		-	-	(533)	(486)	(371)	(347)	-	-
SL contracts or LSFP contracts		-	-	(1,116)	(1,165)	(2,135)	(2,078)	-	-
Adjustments to maintain reserves		272	17,920	-	(6)	160	17	17	(4)

Net equity transactions		11,067,186	4,651,600	(374,810)	(49,705)	(238,824)	(536,256)	875,648	(19,739)

Net change in contract owners’ equity		16,313,802	4,058,224	(156,211)	90,657	6,012,185	1,739,547	1,277,369	(155,579)
Contract owners’ equity beginning of period		24,641,649	20,583,425	2,531,944	2,441,287	35,029,731	33,290,184	1,093,277	1,248,856

Contract owners’ equity end of period	$	40,955,451	24,641,649	2,375,733	2,531,944	41,041,916	35,029,731	2,370,646	1,093,277

CHANGES IN UNITS:
Beginning units		1,760,148	1,441,156	186,591	190,070	980,681	999,333	144,741	148,350
Units purchased		991,113	473,135	9,184	24,426	45,412	54,576	106,255	25,039
Units redeemed		(222,476)	(154,143)	(35,798)	(27,905)	(48,999)	(73,228)	(8,742)	(28,648)

Ending units		2,528,785	1,760,148	159,977	186,591	977,094	980,681	242,254	144,741

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		MSVMG		MSVEG		MSVRE		NVAMV1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(27,293)	14,035	(3,441)	(685)	156,675	173,456	318,235	553,784
Realized gain (loss) on investments		854,664	2,487,242	(8,947)	31,637	3,025,611	4,189,405	297,092	139,801
Change in unrealized gain (loss) on investments		(1,344,140)	(3,286,633)	55,189	(118,836)	417,183	(3,331,112)	2,526,918	(509,497)
Reinvested capital gains		1,466,688	5,360	72,022	-	-	-	1,313,345	84,323

Net increase (decrease) in contract owners’ equity resulting from operations		949,919	(779,996)	114,823	(87,884)	3,599,469	1,031,749	4,455,590	268,411

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		350,951	608,714	34,448	5,672	509,569	516,093	1,923,909	2,224,289
Transfers between funds		(416,657)	651,278	681,259	713,900	(2,817,002)	(254,253)	(1,228,431)	(2,952,345)
Surrenders (note 6)		(762,554)	(394,939)	(7,525)	(3,470)	(924,140)	(1,913,429)	(2,694,809)	(3,180,722)
Death Benefits (note 4)		(2,653)	(14,332)	-	-	(55,966)	(40,872)	(77,025)	(168,870)
Net policy repayments (loans) (note 5)		7,830	(8,817)	11,367	(963)	755	142,936	(21,514)	(184,453)
Deductions for surrender charges (note 2d)		-	-	-	-	-	(38)	(17,952)	(28,414)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(164,164)	(172,373)	(43,186)	(17,344)	(349,558)	(365,476)	(1,507,121)	(1,595,882)
Asset charges (note 3):
FPVUL & VEL contracts		(691)	(504)	(146)	(101)	(15)	(17)	(120,340)	(124,620)
MSP contracts		-	-	-	-	-	-	(4,733)	(4,667)
SL contracts or LSFP contracts		-	-	-	-	2	(5)	(14,324)	(15,757)
Adjustments to maintain reserves		79	(163)	(202)	(3)	228	(13)	2	137

Net equity transactions		(987,859)	668,864	676,015	697,691	(3,636,127)	(1,915,074)	(3,762,338)	(6,031,304)

Net change in contract owners’ equity		(37,940)	(111,132)	790,838	609,807	(36,658)	(883,325)	693,252	(5,762,893)
Contract owners’ equity beginning of period		11,307,835	11,418,967	749,676	139,869	24,453,641	25,336,966	31,888,859	37,651,752

Contract owners’ equity end of period	$	11,269,895	11,307,835	1,540,514	749,676	24,416,983	24,453,641	32,582,111	31,888,859

CHANGES IN UNITS:
Beginning units		978,986	917,869	74,986	13,550	763,390	838,673	2,222,487	2,641,103
Units purchased		158,777	203,718	70,902	63,622	14,667	27,674	141,490	184,131
Units redeemed		(237,371)	(142,601)	(10,760)	(2,186)	(117,547)	(102,957)	(383,555)	(602,747)

Ending units		900,392	978,986	135,128	74,986	660,510	763,390	1,980,422	2,222,487

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVAAA2		GVABD2		GVAGG2		GVAGR2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	75,662	69,197	44,860	54,604	43,219	61,967	16,709	22,585
Realized gain (loss) on investments		(41,946)	(90,295)	105,267	98,811	234,101	(229,612)	(238,967)	(467,228)
Change in unrealized gain (loss) on investments		773,860	81,651	(50,724)	(27,616)	697,124	(347,968)	1,503,853	38,452
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		807,576	60,553	99,403	125,799	974,444	(515,613)	1,281,595	(406,191)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		311,402	305,572	109,250	116,427	291,726	364,170	443,128	562,233
Transfers between funds		815,628	124,733	34,775	(392,479)	(10,134)	29,483	(747,563)	907,956
Surrenders (note 6)		(243,036)	(668,985)	(178,804)	(258,544)	(622,450)	(624,601)	(547,250)	(890,244)
Death Benefits (note 4)		(117,133)	(4,324)	(82,668)	-	(26,275)	(2,144)	(48,381)	(81,357)
Net policy repayments (loans) (note 5)		(6,911)	(37,912)	34,758	19,194	(40,803)	(35,584)	(203,447)	14,935
Deductions for surrender charges (note 2d)		(6,057)	(14,547)	(1,933)	(1,744)	(8,916)	(2,654)	(13,916)	(9,551)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(225,316)	(243,517)	(115,413)	(114,907)	(196,171)	(230,353)	(289,238)	(314,316)
Asset charges (note 3):
FPVUL & VEL contracts		(17,633)	(15,953)	(6,562)	(7,317)	(15,995)	(20,908)	(23,705)	(24,894)
MSP contracts		(4,372)	(4,238)	(844)	(984)	(1,121)	(1,249)	(1,560)	(1,851)
SL contracts or LSFP contracts		(6,504)	(6,082)	(1,973)	(2,076)	(2,763)	(2,812)	(5,303)	(6,785)
Adjustments to maintain reserves		(1)	4	(2)	3	4	(10)	(2)	(126)

Net equity transactions		500,067	(565,249)	(209,416)	(642,427)	(632,898)	(526,662)	(1,437,237)	156,000

Net change in contract owners’ equity		1,307,643	(504,696)	(110,013)	(516,628)	341,546	(1,042,275)	(155,642)	(250,191)
Contract owners’ equity beginning of period		4,754,909	5,259,605	2,148,718	2,665,346	4,636,536	5,678,811	7,955,661	8,205,852

Contract owners’ equity end of period	$	6,062,552	4,754,909	2,038,705	2,148,718	4,978,082	4,636,536	7,800,019	7,955,661

CHANGES IN UNITS:
Beginning units		433,074	483,491	174,797	229,234	426,331	473,561	786,500	773,203
Units purchased		98,091	39,068	14,293	16,361	32,111	36,939	46,805	140,909
Units redeemed		(53,986)	(89,485)	(31,090)	(70,798)	(83,513)	(84,169)	(176,487)	(127,612)

Ending units		477,179	433,074	158,000	174,797	374,929	426,331	656,818	786,500

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVAGI2		HIBF		HIBF3		GEM
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	25,480	26,141	1,696,825	1,734,231	871,040	791,881	38,325	63,242
Realized gain (loss) on investments		160,270	(62,104)	781,252	817,468	204,580	549,071	417,514	5,605,352
Change in unrealized gain (loss) on investments		199,394	(28,397)	327,531	(1,728,342)	337,747	(854,694)	1,303,179	(8,744,331)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		385,144	(64,360)	2,805,608	823,357	1,413,367	486,258	1,759,018	(3,075,737)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		107,123	143,122	859,960	729,710	716,546	882,424	271,988	375,967
Transfers between funds		103,158	171,533	(208,711)	(2,757,119)	(838,218)	(1,019,783)	(70,424)	(12,261,452)
Surrenders (note 6)		(428,384)	(304,329)	(1,291,182)	(1,646,402)	(682,861)	(718,563)	(568,795)	(1,926,363)
Death Benefits (note 4)		-	-	(60,980)	(27,965)	(202,738)	(19,850)	(20,186)	(30,706)
Net policy repayments (loans) (note 5)		15,684	(19,486)	(53,088)	(39,203)	32,202	21,360	32,265	132,823
Deductions for surrender charges (note 2d)		(2,306)	(379)	(1,215)	(621)	(12,482)	(9,771)	(193)	(1,542)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(79,218)	(93,484)	(376,300)	(368,397)	(486,915)	(488,312)	(276,949)	(390,794)
Asset charges (note 3):
FPVUL & VEL contracts		(7,054)	(8,099)	(13,439)	(14,142)	(35,208)	(35,236)	(7,027)	(8,911)
MSP contracts		(929)	(899)	(1,026)	(1,002)	(407)	(766)	(319)	(608)
SL contracts or LSFP contracts		(1,086)	(1,215)	(1,164)	(1,230)	(6,461)	(5,578)	(343)	(462)
Adjustments to maintain reserves		(3)	(17)	(139)	21	16	13	(132)	(131)

Net equity transactions		(293,015)	(113,253)	(1,147,284)	(4,126,350)	(1,516,526)	(1,394,062)	(640,115)	(14,112,179)

Net change in contract owners’ equity		92,129	(177,613)	1,658,324	(3,302,993)	(103,159)	(907,804)	1,118,903	(17,187,916)
Contract owners’ equity beginning of period		2,429,832	2,607,445	19,430,080	22,733,073	11,080,348	11,988,152	10,554,149	27,742,065

Contract owners’ equity end of period	$	2,521,961	2,429,832	21,088,404	19,430,080	10,977,189	11,080,348	11,673,052	10,554,149

CHANGES IN UNITS:
Beginning units		279,694	293,429	937,774	1,134,842	746,693	838,621	468,043	956,007
Units purchased		23,448	29,042	46,555	43,770	118,216	74,534	47,794	21,283
Units redeemed		(55,156)	(42,777)	(93,220)	(240,838)	(220,019)	(166,462)	(72,811)	(509,247)

Ending units		247,986	279,694	891,109	937,774	644,890	746,693	443,026	468,043

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GEM3		GIG		GIG3		NVIE6
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	45,610	108,306	79,202	110,527	29,898	52,341	1,461	4,847
Realized gain (loss) on investments		(1,488,062)	(1,948,414)	(274,050)	798,541	203,195	124,805	21,853	50,941
Change in unrealized gain (loss) on investments		3,137,226	(1,850,266)	1,624,478	(2,340,290)	297,562	(559,594)	18,427	(99,953)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,694,774	(3,690,374)	1,429,630	(1,431,222)	530,655	(382,448)	41,741	(44,165)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		718,663	957,702	572,115	566,444	186,510	176,019	-	8,631
Transfers between funds		(1,462,692)	(259,938)	75,310	5,744,351	(282,178)	520,993	(129,798)	(179,721)
Surrenders (note 6)		(3,205,239)	(731,338)	(582,161)	(775,025)	(435,215)	(273,549)	(2,416)	(56,978)
Death Benefits (note 4)		(28,003)	(17,782)	(17,318)	(20,875)	(1,994)	(15,917)	-	-
Net policy repayments (loans) (note 5)		(45,796)	(229,179)	(76,703)	3,617	(35,703)	28,607	(9,001)	(1,046)
Deductions for surrender charges (note 2d)		(15,562)	(13,566)	(224)	(1,718)	(1,014)	(5,181)	(271)	(153)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(464,853)	(535,317)	(258,745)	(228,088)	(151,983)	(161,330)	(7,165)	(12,891)
Asset charges (note 3):
FPVUL & VEL contracts		(33,493)	(39,940)	(16,876)	(14,024)	(11,441)	(12,259)	(491)	(619)
MSP contracts		(6,602)	(7,431)	(493)	(531)	(783)	(810)	-	-
SL contracts or LSFP contracts		(6,152)	(9,195)	(1,842)	(1,479)	(1,307)	(986)	(830)	(1,308)
Adjustments to maintain reserves		(37)	20	118	-	(7)	5	(1)	3

Net equity transactions		(4,549,766)	(885,964)	(306,819)	5,272,672	(735,115)	255,592	(149,973)	(244,082)

Net change in contract owners’ equity		(2,854,992)	(4,576,338)	1,122,811	3,841,450	(204,460)	(126,856)	(108,232)	(288,247)
Contract owners’ equity beginning of period		12,309,331	16,885,669	9,458,732	5,617,282	3,799,603	3,926,459	354,341	642,588

Contract owners’ equity end of period	$	9,454,339	12,309,331	10,581,543	9,458,732	3,595,143	3,799,603	246,109	354,341

CHANGES IN UNITS:
Beginning units		746,323	794,544	782,269	417,590	519,645	484,564	48,864	79,753
Units purchased		46,497	65,478	108,029	456,255	26,375	99,647	-	3,160
Units redeemed		(303,872)	(113,699)	(132,242)	(91,576)	(120,605)	(64,566)	(19,410)	(34,049)

Ending units		488,948	746,323	758,056	782,269	425,415	519,645	29,454	48,864

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVNMO1		NVNSR1		NVCRA1		NVCRB1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	184,009	82,877	3,437	4,918	21,704	23,480	2,077,392	3,311,899
Realized gain (loss) on investments		121,570	302,023	(19,163)	15,366	8,847	5,008	139,460	175,111
Change in unrealized gain (loss) on investments		765,221	(2,133,159)	66,874	(98,685)	186,533	(129,907)	10,670,271	(6,151,589)
Reinvested capital gains		906,240	112,348	-	-	78,619	18,185	1,732,498	842,924

Net increase (decrease) in contract owners’ equity resulting from operations		1,977,040	(1,635,911)	51,148	(78,401)	295,703	(83,234)	14,619,621	(1,821,655)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		749,709	831,892	5,890	60,938	633,868	433,547	1,673,681	1,091,670
Transfers between funds		(488,529)	(512,444)	(253,372)	377,389	(15,958)	525,943	(590,257)	245,346
Surrenders (note 6)		(931,607)	(1,163,203)	(46,638)	(3,836)	(83,909)	(5,791)	(128,811)	(89,581)
Death Benefits (note 4)		(66,858)	(45,796)	(24,169)	-	(6,682)	-	(194,478)	(587,338)
Net policy repayments (loans) (note 5)		127,627	21,975	(55)	7	(124,444)	325	(184,058)	(3,799)
Deductions for surrender charges (note 2d)		(1,207)	(3,649)	(185)	-	(247)	-	(5)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(641,383)	(725,078)	(18,016)	(31,708)	(98,784)	(58,941)	(1,413,729)	(1,296,852)
Asset charges (note 3):
FPVUL & VEL contracts		(46,875)	(53,800)	(600)	(844)	(6,346)	(4,028)	(9,390)	(6,289)
MSP contracts		(1,446)	(1,567)	-	-	(191)	(255)	(753)	(921)
SL contracts or LSFP contracts		(3,181)	(4,294)	(517)	(904)	(27)	-	(778)	(756)
Adjustments to maintain reserves		(7)	(3)	(1)	6	(294)	(14)	433	(42)

Net equity transactions		(1,303,757)	(1,655,967)	(337,663)	401,048	296,986	890,786	(848,145)	(648,562)

Net change in contract owners’ equity		673,283	(3,291,878)	(286,515)	322,647	592,689	807,552	13,771,476	(2,470,217)
Contract owners’ equity beginning of period		12,334,102	15,625,980	577,642	254,995	1,627,920	820,368	131,695,993	134,166,210

Contract owners’ equity end of period	$	13,007,385	12,334,102	291,127	577,642	2,220,609	1,627,920	145,467,469	131,695,993

CHANGES IN UNITS:
Beginning units		1,522,830	1,705,119	59,405	25,390	181,772	85,746	10,312,801	10,344,415
Units purchased		100,661	110,959	564	37,712	89,029	104,993	157,651	118,128
Units redeemed		(250,195)	(293,248)	(33,117)	(3,697)	(57,424)	(8,967)	(206,244)	(149,742)

Ending units		1,373,296	1,522,830	26,852	59,405	213,377	181,772	10,264,208	10,312,801

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVCCA1		NVCCN1		NVCMD1		NVCMA1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	61,958	88,531	78,878	49,827	82,677	117,415	64,190	125,102
Realized gain (loss) on investments		45,419	166,720	68,960	52,405	187,773	182,885	160,406	250,357
Change in unrealized gain (loss) on investments		350,506	(462,112)	60,798	(90,770)	263,737	(489,070)	323,576	(693,783)
Reinvested capital gains		58,676	23,688	57,577	11,270	91,788	31,784	126,838	47,031

Net increase (decrease) in contract owners’ equity resulting from operations		516,559	(183,173)	266,213	22,732	625,975	(156,986)	675,010	(271,293)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,209,973	1,365,202	1,117,649	763,931	308,528	726,905	379,312	709,421
Transfers between funds		53,629	595,011	883,869	674,698	(203,267)	1,505,493	(47,771)	78,494
Surrenders (note 6)		(144,168)	(1,851,092)	(204,917)	(17,512)	(185,349)	(68,703)	(417,941)	(252,088)
Death Benefits (note 4)		(193)	-	(168)	(11,784)	(58,761)	(24,908)	(3,272)	(4,344)
Net policy repayments (loans) (note 5)		(232,250)	6,918	(69,446)	(35,799)	(35,785)	57,224	(97,461)	(16,719)
Deductions for surrender charges (note 2d)		(1,829)	(2,419)	-	-	(1,289)	(116)	(4,663)	(3,281)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(195,567)	(167,846)	(184,438)	(111,708)	(268,441)	(199,039)	(166,013)	(183,958)
Asset charges (note 3):
FPVUL & VEL contracts		(12,502)	(11,521)	(11,420)	(5,795)	(15,434)	(11,824)	(15,079)	(16,057)
MSP contracts		(354)	(345)	(479)	(369)	(923)	(899)	(3,040)	(3,091)
SL contracts or LSFP contracts		(1,360)	(2,444)	(248)	(54)	(4,953)	(4,485)	(4,686)	(4,131)
Adjustments to maintain reserves		(1)	1	(1,542)	2	(4)	(35)	(1,746)	(4)

Net equity transactions		675,378	(68,535)	1,528,860	1,255,610	(465,678)	1,979,613	(382,360)	304,242

Net change in contract owners’ equity		1,191,937	(251,708)	1,795,073	1,278,342	160,297	1,822,627	292,650	32,949
Contract owners’ equity beginning of period		3,465,261	3,716,969	2,750,365	1,472,023	5,419,791	3,597,164	4,864,965	4,832,016

Contract owners’ equity end of period	$	4,657,198	3,465,261	4,545,438	2,750,365	5,580,088	5,419,791	5,157,615	4,864,965

CHANGES IN UNITS:
Beginning units		353,322	366,231	244,943	133,059	534,737	346,937	514,059	487,147
Units purchased		138,297	129,258	173,922	141,157	41,918	216,734	41,616	78,376
Units redeemed		(74,110)	(142,167)	(42,577)	(29,273)	(87,052)	(28,934)	(80,409)	(51,464)

Ending units		417,509	353,322	376,288	244,943	489,603	534,737	475,266	514,059

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVCMC1		NVCBD1		NVLCP1		TRF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	32,286	27,182	28,512	28,621	29,072	8,266	1,063,425	924,499
Realized gain (loss) on investments		44,254	96,093	31,232	6,246	30,973	2,649	(2,231,546)	(2,559,712)
Change in unrealized gain (loss) on investments		46,209	(136,877)	6,486	17,136	(16,928)	9,719	11,979,240	2,194,782
Reinvested capital gains		32,698	6,423	5,677	-	23,769	232	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		155,447	(7,179)	71,907	52,003	66,886	20,866	10,811,119	559,569

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		571,494	330,078	52,913	49,428	21,778	16,503	2,786,942	3,004,516
Transfers between funds		437,370	57,945	27,162	334,032	824,814	245,619	(10,677,049)	(2,236,340)
Surrenders (note 6)		(18,867)	(172,009)	(134,234)	(70,331)	(31,603)	(7,264)	(1,812,568)	(2,220,965)
Death Benefits (note 4)		(148,972)	-	-	-	(47,914)	-	(605,376)	(399,452)
Net policy repayments (loans) (note 5)		(99,884)	(1,067)	(9,622)	(10,922)	19,722	(1,431)	(200,903)	(192,914)
Deductions for surrender charges (note 2d)		-	(3,045)	(1,439)	(4,954)	-	-	(7,156)	(17,552)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(102,249)	(78,312)	(33,770)	(34,165)	(67,375)	(25,505)	(2,635,150)	(2,728,105)
Asset charges (note 3):
FPVUL & VEL contracts		(3,740)	(2,460)	(2,796)	(2,553)	(1,771)	(1,060)	(137,393)	(137,553)
MSP contracts		(2,114)	(2,227)	(103)	(83)	-	-	(7,537)	(7,674)
SL contracts or LSFP contracts		(145)	(186)	(1,078)	(1,072)	(1,040)	(56)	(6,426)	(6,576)
Adjustments to maintain reserves		(2)	4	(3)	1	(2)	(2)	1,369	(497)

Net equity transactions		632,891	128,721	(102,970)	259,381	716,609	226,804	(13,301,247)	(4,943,112)

Net change in contract owners’ equity		788,338	121,542	(31,063)	311,384	783,495	247,670	(2,490,128)	(4,383,543)
Contract owners’ equity beginning of period		1,234,991	1,113,449	995,438	684,054	480,024	232,354	81,586,181	85,969,724

Contract owners’ equity end of period	$	2,023,329	1,234,991	964,375	995,438	1,263,519	480,024	79,096,053	81,586,181

CHANGES IN UNITS:
Beginning units		114,875	103,299	80,629	59,061	35,901	18,485	6,666,988	7,045,126
Units purchased		87,328	43,660	14,746	34,635	68,864	20,454	204,142	239,180
Units redeemed		(33,847)	(32,084)	(22,883)	(13,067)	(16,762)	(3,038)	(1,240,422)	(617,318)

Ending units		168,356	114,875	72,492	80,629	88,003	35,901	5,630,708	6,666,988

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GBF		CAF		GVIX2		GVIX6
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,781,071	3,234,338	76,038	77,737	162,066	188,406	23,933	21,240
Realized gain (loss) on investments		535,686	403,773	578,688	643,810	(75,071)	48,569	(6,975)	12,811
Change in unrealized gain (loss) on investments		(3,875,782)	3,883,294	1,108,487	(819,555)	1,084,277	(1,340,495)	139,722	(139,217)
Reinvested capital gains		4,319,147	332,705	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,760,122	7,854,110	1,763,213	(98,008)	1,171,272	(1,103,520)	156,680	(105,166)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		3,292,936	4,170,130	1,168,928	1,233,752	651,738	463,606	94,849	95,149
Transfers between funds		17,257,166	(1,482,738)	322,777	20,371	(1,086,317)	1,436,470	96,243	145,852
Surrenders (note 6)		(5,432,228)	(6,128,592)	(987,798)	(1,040,157)	(19,053)	(58,996)	(87,677)	(5,575)
Death Benefits (note 4)		(294,177)	(405,386)	(94,082)	(47,967)	(3,538)	(2,190)	(7,045)	-
Net policy repayments (loans) (note 5)		172,894	777,095	71,000	(61,852)	(130,524)	(74)	(6,503)	1,110
Deductions for surrender charges (note 2d)		(6,681)	(30,162)	(704)	(1,932)	-	-	(4,278)	(456)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(3,773,197)	(3,568,165)	(954,534)	(976,590)	(121,970)	(105,043)	(23,980)	(26,594)
Asset charges (note 3):
FPVUL & VEL contracts		(104,402)	(110,597)	(60,128)	(59,037)	(2,621)	(1,453)	(1,430)	(1,355)
MSP contracts		(8,798)	(9,392)	(1,485)	(1,530)	-	-	(49)	(42)
SL contracts or LSFP contracts		(27,223)	(25,962)	(2,464)	(2,552)	-	-	(1,343)	(1,299)
Adjustments to maintain reserves		623	38	54	43	78	(6)	(5)	2

Net equity transactions		11,076,913	(6,813,731)	(538,436)	(937,451)	(712,207)	1,732,314	58,782	206,792

Net change in contract owners’ equity		14,837,035	1,040,379	1,224,777	(1,035,459)	459,065	628,794	215,462	101,626
Contract owners’ equity beginning of period		117,902,212	116,861,833	12,734,936	13,770,395	7,206,513	6,577,719	777,610	675,984

Contract owners’ equity end of period	$	132,739,247	117,902,212	13,959,713	12,734,936	7,665,578	7,206,513	993,072	777,610

CHANGES IN UNITS:
Beginning units		6,292,641	6,649,298	1,360,798	1,455,537	1,046,431	832,298	94,205	71,480
Units purchased		1,165,075	408,602	171,722	177,222	118,454	262,613	22,812	26,977
Units redeemed		(609,065)	(765,259)	(227,618)	(271,961)	(222,981)	(48,480)	(15,314)	(4,252)

Ending units		6,848,651	6,292,641	1,304,902	1,360,798	941,904	1,046,431	101,703	94,205

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDA		NVDBL2		NVDCA2		GVIDC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	319,201	464,517	23,788	3,141	5,903	3,952	192,970	322,931
Realized gain (loss) on investments		(730,441)	(3,985,702)	4,955	873	4,896	3,940	328,956	589,714
Change in unrealized gain (loss) on investments		3,872,789	2,542,414	28,356	(4,970)	22,513	(12,931)	(85,405)	(584,410)
Reinvested capital gains		-	-	15,045	184	3,931	233	157,485	46,273

Net increase (decrease) in contract owners’ equity resulting from operations		3,461,549	(978,771)	72,144	(772)	37,243	(4,806)	594,006	374,508

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,678,655	3,374,258	18,982	15,813	44,573	43,120	497,748	711,755
Transfers between funds		(2,418,771)	(1,493,952)	1,264,264	81,770	7,570	130,599	449,736	(1,221,860)
Surrenders (note 6)		(3,269,805)	(3,576,407)	(51,095)	(14,462)	(5,518)	(26)	(974,344)	(869,276)
Death Benefits (note 4)		(12,571)	(8,253)	-	-	-	-	(277,261)	(245,865)
Net policy repayments (loans) (note 5)		(236,967)	(258,681)	(4,916)	(19)	969	(254)	(51,678)	(24,619)
Deductions for surrender charges (note 2d)		(58,545)	(68,120)	-	-	-	-	(1,960)	(15,025)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(958,129)	(1,057,140)	(35,963)	(8,423)	(15,405)	(11,643)	(478,934)	(517,485)
Asset charges (note 3):
FPVUL & VEL contracts		(68,990)	(72,536)	(2,538)	(889)	(1,003)	(748)	(26,033)	(25,917)
MSP contracts		(5,060)	(5,165)	(12)	(36)	-	-	(7,922)	(7,837)
SL contracts or LSFP contracts		(5,133)	(5,414)	(640)	-	(437)	(172)	(2,271)	(3,366)
Adjustments to maintain reserves		132	1,189	4	(8)	-	2	34	(6)

Net equity transactions		(5,355,184)	(3,170,221)	1,188,086	73,746	30,749	160,878	(872,885)	(2,219,501)

Net change in contract owners’ equity		(1,893,635)	(4,148,992)	1,260,230	72,974	67,992	156,072	(278,879)	(1,844,993)
Contract owners’ equity beginning of period		23,799,572	27,948,564	165,980	93,006	282,489	126,417	11,847,913	13,692,906

Contract owners’ equity end of period	$	21,905,937	23,799,572	1,426,210	165,980	350,481	282,489	11,569,034	11,847,913

CHANGES IN UNITS:
Beginning units		1,613,233	1,822,508	12,871	7,276	20,856	9,246	813,221	968,053
Units purchased		109,323	168,137	94,018	10,979	4,025	12,761	98,961	76,781
Units redeemed		(440,829)	(377,412)	(5,783)	(5,384)	(1,829)	(1,151)	(156,257)	(231,613)

Ending units		1,281,727	1,613,233	101,106	12,871	23,052	20,856	755,925	813,221

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDM		GVDMA		GVDMC		MCIF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	1,122,517	1,658,691	1,160,635	1,552,463	285,370	384,722	543,093	388,040
Realized gain (loss) on investments		(1,819,431)	(2,265,458)	(1,452,859)	(1,940,557)	(93,047)	(315,394)	594,311	(1,270,826)
Change in unrealized gain (loss) on investments		8,118,855	627,883	9,550,803	(1,218,419)	990,611	296,956	3,940,213	(591,806)
Reinvested capital gains		-	-	-	-	66,877	-	3,855,772	966,474

Net increase (decrease) in contract owners’ equity resulting from operations		7,421,941	21,116	9,258,579	(1,606,513)	1,249,811	366,284	8,933,389	(508,118)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		3,874,511	5,086,626	6,187,077	6,760,857	884,447	935,459	3,317,787	2,998,002
Transfers between funds		(5,884,225)	(6,010,159)	(2,080,904)	(2,969,879)	423,024	(1,083,185)	(1,994,548)	4,992,751
Surrenders (note 6)		(4,650,215)	(7,592,262)	(6,057,436)	(6,724,913)	(450,141)	(1,274,729)	(5,885,452)	(8,036,581)
Death Benefits (note 4)		(607,056)	(268,569)	(134,786)	(254,899)	(247,132)	(242,085)	(148,586)	(172,368)
Net policy repayments (loans) (note 5)		(579,253)	(367,290)	(564,659)	(372,836)	(179,009)	(114,287)	(360,174)	(89,330)
Deductions for surrender charges (note 2d)		(52,558)	(107,418)	(123,456)	(256,725)	(8,690)	(16,923)	(52,113)	(17,519)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(3,009,000)	(3,297,709)	(3,131,192)	(3,321,782)	(692,215)	(730,179)	(1,536,594)	(1,592,203)
Asset charges (note 3):
FPVUL & VEL contracts		(187,109)	(193,809)	(236,596)	(246,463)	(40,598)	(39,811)	(88,620)	(91,002)
MSP contracts		(34,462)	(35,811)	(18,165)	(18,470)	(18,141)	(18,221)	(1,527)	(1,706)
SL contracts or LSFP contracts		(30,144)	(35,365)	(36,080)	(34,489)	(7,466)	(7,662)	(11,276)	(12,860)
Adjustments to maintain reserves		(451)	(292)	(17,166)	28	25	(5)	209	482

Net equity transactions		(11,159,962)	(12,822,058)	(6,213,363)	(7,439,571)	(335,896)	(2,591,628)	(6,760,894)	(2,022,334)

Net change in contract owners’ equity		(3,738,021)	(12,800,942)	3,045,216	(9,046,084)	913,915	(2,225,344)	2,172,495	(2,530,452)
Contract owners’ equity beginning of period		73,330,638	86,131,580	70,246,569	79,292,653	16,125,480	18,350,824	55,274,015	57,804,467

Contract owners’ equity end of period	$	69,592,617	73,330,638	73,291,785	70,246,569	17,039,395	16,125,480	57,446,510	55,274,015

CHANGES IN UNITS:
Beginning units		4,870,058	5,723,333	4,650,706	5,141,217	1,064,595	1,238,343	2,382,523	2,409,722
Units purchased		257,495	422,416	414,673	457,600	112,476	99,784	142,546	469,319
Units redeemed		(956,893)	(1,275,691)	(800,489)	(948,111)	(135,289)	(273,532)	(383,315)	(496,518)

Ending units		4,170,660	4,870,058	4,264,890	4,650,706	1,041,782	1,064,595	2,141,754	2,382,523

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SAM		SAM5		NVMIG3		GVDIVI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(17,194)	(17,262)	(444,932)	(479,675)	91,269	225,325	2,556	14,038
Realized gain (loss) on investments		13,908	-	-	-	405,624	402,933	(38,887)	(61,720)
Change in unrealized gain (loss) on investments		-	-	-	-	1,782,193	(2,233,220)	139,565	(76,477)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(3,286)	(17,262)	(444,932)	(479,675)	2,279,086	(1,604,962)	103,234	(124,159)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		8,357,674	8,417,535	58,138,519	62,025,620	983,049	1,038,000	(1)	(5)
Transfers between funds		21,028,982	15,243,416	(27,515,392)	(51,944,074)	(442,576)	(273,910)	(3,267)	(31,310)
Surrenders (note 6)		(29,267,209)	(21,958,793)	(30,293,786)	(31,088,665)	(1,077,913)	(1,295,468)	(21,808)	(62,530)
Death Benefits (note 4)		(304,978)	(768,130)	(352,092)	(260,075)	(294,314)	(72,985)	(950)	(4,201)
Net policy repayments (loans) (note 5)		1,136,142	1,836,300	(3,748,055)	676,561	(5,907)	(22,788)	(3,325)	(2,599)
Deductions for surrender charges (note 2d)		(212,087)	(320,994)	-	-	(3,602)	(6,532)	(485)	(584)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(5,660,248)	(5,760,948)	(5,270,802)	(5,118,453)	(802,691)	(879,697)	(25,015)	(29,018)
Asset charges (note 3):
FPVUL & VEL contracts		(294,975)	(326,043)	(24,461)	(18,304)	(58,440)	(64,636)	(2,079)	(2,461)
MSP contracts		(18,023)	(19,589)	-	-	(2,093)	(2,179)	(107)	(154)
SL contracts or LSFP contracts		(46,025)	(47,054)	-	-	(5,058)	(6,073)	(182)	(263)
Adjustments to maintain reserves		790	(2,373)	5,286	4,507	6	74	(14)	15

Net equity transactions		(5,279,957)	(3,706,673)	(9,060,783)	(25,722,883)	(1,709,539)	(1,586,194)	(57,233)	(133,110)

Net change in contract owners’ equity		(5,283,243)	(3,723,935)	(9,505,715)	(26,202,558)	569,547	(3,191,156)	46,001	(257,269)
Contract owners’ equity beginning of period		91,250,508	94,974,443	221,605,553	247,808,111	15,213,965	18,405,121	636,395	893,664

Contract owners’ equity end of period	$	85,967,265	91,250,508	212,099,838	221,605,553	15,783,512	15,213,965	682,396	636,395

CHANGES IN UNITS:
Beginning units		6,478,873	6,740,523	19,264,884	21,493,676	1,756,758	1,926,194	43,242	50,861
Units purchased		1,749,559	1,531,409	5,253,901	5,652,339	117,337	140,844	-	1
Units redeemed		(2,119,855)	(1,793,059)	(6,057,373)	(7,881,131)	(299,957)	(310,280)	(3,711)	(7,620)

Ending units		6,108,577	6,478,873	18,461,412	19,264,884	1,574,138	1,756,758	39,531	43,242

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVDIV3		NVMLG1		NVMLV1		NVMMG1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	18,409	100,047	48,816	(3,144)	87,377	76,229	(223)	(203)
Realized gain (loss) on investments		(700,455)	(625,243)	398,612	254,252	872	161,782	2,059,130	1,945,976
Change in unrealized gain (loss) on investments		1,436,460	(340,538)	1,008,694	(517,881)	1,005,770	(901,778)	(479,350)	(3,192,784)
Reinvested capital gains		-	-	271,688	-	-	231,416	2,673,054	-

Net increase (decrease) in contract owners’ equity resulting from operations		754,414	(865,734)	1,727,810	(266,773)	1,094,019	(432,351)	4,252,611	(1,247,011)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		296,780	430,805	670,952	1,109,396	390,385	447,395	1,786,976	2,254,131
Transfers between funds		(81,405)	92,743	(1,782,727)	(282,079)	(443,155)	(137,091)	(1,030,570)	(1,705,218)
Surrenders (note 6)		(359,091)	(323,081)	(649,895)	(1,111,571)	(370,945)	(367,125)	(4,249,978)	(2,997,919)
Death Benefits (note 4)		(4,266)	(15,062)	(52,551)	(29,826)	(51,569)	(32,330)	(192,123)	(134,408)
Net policy repayments (loans) (note 5)		(14,679)	(31,886)	(5,580)	143,692	(16,832)	(45,449)	(103,767)	(7,213)
Deductions for surrender charges (note 2d)		(6,888)	(10,967)	(8,514)	(13,527)	(4,977)	(11,861)	(8,328)	(27,898)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(190,294)	(212,106)	(515,041)	(570,005)	(303,235)	(317,009)	(1,542,998)	(1,660,105)
Asset charges (note 3):
FPVUL & VEL contracts		(16,761)	(18,572)	(36,205)	(38,394)	(22,123)	(22,907)	(115,024)	(119,955)
MSP contracts		(184)	(204)	(1,041)	(1,051)	(495)	(565)	(2,593)	(2,597)
SL contracts or LSFP contracts		(2,318)	(2,577)	(4,443)	(4,555)	(2,374)	(2,389)	(10,330)	(12,455)
Adjustments to maintain reserves		6	(13)	11	(344,897)	(1)	16,924	25	405

Net equity transactions		(379,100)	(90,920)	(2,385,034)	(1,142,817)	(825,321)	(472,407)	(5,468,710)	(4,413,232)

Net change in contract owners’ equity		375,314	(956,654)	(657,224)	(1,409,590)	268,698	(904,758)	(1,216,099)	(5,660,243)
Contract owners’ equity beginning of period		4,521,956	5,478,610	11,243,709	12,653,299	6,445,840	7,350,598	29,667,648	35,327,891

Contract owners’ equity end of period	$	4,897,270	4,521,956	10,586,485	11,243,709	6,714,538	6,445,840	28,451,549	29,667,648

CHANGES IN UNITS:
Beginning units		503,863	512,098	1,215,465	1,327,246	734,771	788,068	3,060,013	3,489,689
Units purchased		36,326	54,869	71,271	170,364	44,414	57,375	197,474	219,773
Units redeemed		(74,729)	(63,104)	(303,493)	(282,145)	(129,177)	(110,672)	(703,522)	(649,449)

Ending units		465,460	503,863	983,243	1,215,465	650,008	734,771	2,553,965	3,060,013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVMMV1		NVMMV2		SCGF		SCVF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	759	649	113,964	87,266	(6,615)	(7,456)	255,449	137,898
Realized gain (loss) on investments		1,533	(208)	237,316	521,704	140,615	(248,914)	(1,082,954)	(1,991,935)
Change in unrealized gain (loss) on investments		1,733	(5,728)	199,907	(865,842)	1,458,637	234,640	6,911,347	91,650
Reinvested capital gains		6,180	409	978,126	44,282	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,205	(4,878)	1,529,313	(212,590)	1,592,637	(21,730)	6,083,842	(1,762,387)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		2	(5)	446,791	760,134	637,007	687,394	1,728,708	1,845,424
Transfers between funds		(5,379)	1,284	(221,067)	(851,405)	(746,124)	(116,467)	(2,647,475)	(1,140,225)
Surrenders (note 6)		-	-	(670,476)	(1,168,528)	(657,001)	(1,186,190)	(1,827,568)	(5,342,407)
Death Benefits (note 4)		-	-	(15,218)	(29,063)	(53,913)	(49,546)	(657,285)	(111,501)
Net policy repayments (loans) (note 5)		(2,011)	(8)	7,008	(97,730)	(52,028)	19,957	(132,545)	(470,011)
Deductions for surrender charges (note 2d)		-	-	(1,392)	(7,706)	(3,879)	(7,187)	(8,817)	(17,894)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,970)	(1,527)	(462,699)	(520,636)	(497,028)	(528,812)	(1,341,936)	(1,416,212)
Asset charges (note 3):
FPVUL & VEL contracts		(26)	(14)	(37,815)	(40,831)	(35,649)	(36,902)	(97,981)	(101,325)
MSP contracts		-	-	(1,167)	(1,123)	(974)	(923)	(2,988)	(2,961)
SL contracts or LSFP contracts		-	-	(4,646)	(4,964)	(2,347)	(2,448)	(6,549)	(7,693)
Adjustments to maintain reserves		(3)	-	(3)	(1)	(11)	(853)	55	(2)

Net equity transactions		(9,387)	(270)	(960,684)	(1,961,853)	(1,411,947)	(1,221,977)	(4,994,381)	(6,764,807)

Net change in contract owners’ equity		818	(5,148)	568,629	(2,174,443)	180,690	(1,243,707)	1,089,461	(8,527,194)
Contract owners’ equity beginning of period		65,795	70,943	9,755,318	11,929,761	12,240,843	13,484,550	31,727,492	40,254,686

Contract owners’ equity end of period	$	66,613	65,795	10,323,947	9,755,318	12,421,533	12,240,843	32,816,953	31,727,492

CHANGES IN UNITS:
Beginning units		6,389	6,739	946,834	1,131,006	759,169	832,004	1,219,999	1,492,045
Units purchased		362	1,124	51,313	65,392	49,867	115,150	69,017	70,664
Units redeemed		(1,192)	(1,474)	(136,900)	(249,564)	(129,292)	(187,985)	(241,020)	(342,710)

Ending units		5,559	6,389	861,247	946,834	679,744	759,169	1,047,996	1,219,999

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SCF		MSBF		NVSTB1		NVSTB2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	22,223	226,382	332,554	648,559	450,303	85,154	30,942	41,896
Realized gain (loss) on investments		1,862,818	(5,234,397)	317,400	1,045,694	15,785	8,717	20,382	9,277
Change in unrealized gain (loss) on investments		4,712,844	2,297,643	921,942	(775,063)	124,608	(28,529)	30,852	(13,938)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		6,597,885	(2,710,372)	1,571,896	919,190	590,696	65,342	82,176	37,235

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,988,922	2,125,166	470,905	551,905	9,154	9,198	67,878	94,830
Transfers between funds		(3,039,762)	(10,677,241)	(1,311,997)	(3,948,931)	23,312,721	(101,964)	257,184	(987,086)
Surrenders (note 6)		(4,131,333)	(5,840,599)	(812,353)	(1,889,854)	(50,000)	-	(421,223)	(682,297)
Death Benefits (note 4)		(155,788)	(153,125)	(91,537)	(175,046)	-	-	(7,256)	(31,984)
Net policy repayments (loans) (note 5)		348,676	(283,600)	(6,674)	(73,679)	(14,187)	(25,670)	(18,397)	84,753
Deductions for surrender charges (note 2d)		(31,523)	(25,642)	(3,617)	(6,405)	-	-	(645)	(15)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,589,263)	(1,748,983)	(467,620)	(496,863)	(183,665)	(79,925)	(64,604)	(75,454)
Asset charges (note 3):
FPVUL & VEL contracts		(101,430)	(108,272)	(31,977)	(32,365)	(18)	(19)	(4,669)	(5,692)
MSP contracts		(2,963)	(3,236)	(1,949)	(1,860)	-	-	(478)	(488)
SL contracts or LSFP contracts		(9,715)	(11,916)	(5,831)	(6,250)	-	-	(3,067)	(3,263)
Adjustments to maintain reserves		289	(1,821)	51	10	91	(1)	(6)	7

Net equity transactions		(6,723,890)	(16,729,269)	(2,262,599)	(6,079,338)	23,074,096	(198,381)	(195,283)	(1,606,689)

Net change in contract owners’ equity		(126,005)	(19,439,641)	(690,703)	(5,160,148)	23,664,792	(133,039)	(113,107)	(1,569,454)
Contract owners’ equity beginning of period		44,794,477	64,234,118	14,257,438	19,417,586	5,423,030	5,556,069	2,415,848	3,985,302

Contract owners’ equity end of period	$	44,668,472	44,794,477	13,566,735	14,257,438	29,087,822	5,423,030	2,302,741	2,415,848

CHANGES IN UNITS:
Beginning units		2,054,385	2,874,465	729,787	1,070,758	490,371	508,406	218,639	365,359
Units purchased		88,300	98,102	50,313	91,916	2,058,282	1,876	52,523	20,140
Units redeemed		(363,102)	(918,182)	(160,673)	(432,887)	(23,262)	(19,911)	(69,853)	(166,860)

Ending units		1,779,583	2,054,385	619,427	729,787	2,525,391	490,371	201,309	218,639

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVOLG1		NVTIV3		EIF		NVRE1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	777,344	776,665	11,649	12,397	102,064	124,977	327,750	258,688
Realized gain (loss) on investments		1,256,903	260,324	(19,898)	(7,952)	(307,480)	(215,306)	2,183,109	1,467,534
Change in unrealized gain (loss) on investments		16,746,416	(3,572,901)	85,641	(74,518)	1,671,344	(98,112)	(791,271)	259,013
Reinvested capital gains		-	403,471	7,155	489	-	-	3,012,141	130,115

Net increase (decrease) in contract owners’ equity resulting from operations		18,780,663	(2,132,441)	84,547	(69,584)	1,465,928	(188,441)	4,731,729	2,115,350

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		6,842,312	7,868,043	27,841	43,827	437,665	512,721	1,674,704	1,703,977
Transfers between funds		(4,354,074)	(6,453,769)	43,166	327,224	(1,261,704)	264,474	(703,069)	2,999,218
Surrenders (note 6)		(8,571,165)	(10,571,405)	(55,244)	(10,051)	(695,333)	(1,113,724)	(2,162,174)	(3,341,571)
Death Benefits (note 4)		(479,420)	(727,340)	-	-	(16,615)	(8,743)	(197,098)	(186,980)
Net policy repayments (loans) (note 5)		(392,078)	(912,836)	13,711	(11,651)	25,329	17,001	(138,836)	(115,947)
Deductions for surrender charges (note 2d)		(58,054)	(87,062)	(1,546)	(337)	(23,837)	(23,790)	(22,624)	(29,801)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(5,535,135)	(5,708,891)	(18,315)	(13,928)	(383,625)	(417,284)	(1,332,424)	(1,283,788)
Asset charges (note 3):
FPVUL & VEL contracts		(428,324)	(437,040)	(1,341)	(1,033)	(30,901)	(32,078)	(102,745)	(96,579)
MSP contracts		(14,426)	(14,230)	-	-	(945)	(1,033)	(3,452)	(3,253)
SL contracts or LSFP contracts		(43,003)	(46,297)	(304)	(271)	(3,433)	(4,102)	(10,244)	(10,119)
Adjustments to maintain reserves		71	118	2	6	7	55	53	14

Net equity transactions		(13,033,296)	(17,090,709)	7,970	333,786	(1,953,392)	(806,503)	(2,997,909)	(364,829)

Net change in contract owners’ equity		5,747,367	(19,223,150)	92,517	264,202	(487,464)	(994,944)	1,733,820	1,750,521
Contract owners’ equity beginning of period		103,670,822	122,893,972	429,943	165,741	8,864,238	9,859,182	30,043,488	28,292,967

Contract owners’ equity end of period	$	109,418,189	103,670,822	522,460	429,943	8,376,774	8,864,238	31,777,308	30,043,488

CHANGES IN UNITS:
Beginning units		7,462,793	8,648,974	35,418	11,957	671,749	728,809	2,715,367	2,841,911
Units purchased		499,651	599,916	7,378	26,668	34,484	63,656	173,024	362,193
Units redeemed		(1,325,947)	(1,786,097)	(6,799)	(3,207)	(172,006)	(120,716)	(432,534)	(488,737)

Ending units		6,636,497	7,462,793	35,997	35,418	534,227	671,749	2,455,857	2,715,367

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVGIA		ALVIVA		ALVSVA		ACVIG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	119,666	86,344	112,986	503,585	49,177	41,672	345,491	257,023
Realized gain (loss) on investments		506,735	(1,820,550)	(1,259,367)	1,668,879	1,442,292	1,297,540	(221,743)	(159,456)
Change in unrealized gain (loss) on investments		653,369	2,315,307	2,127,025	(4,885,601)	(38,853)	(2,240,924)	2,174,954	471,234
Reinvested capital gains		-	-	-	-	347,078	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,279,770	581,101	980,644	(2,713,137)	1,799,694	(901,712)	2,298,702	568,801

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		355,062	330,344	838,020	885,861	755,094	833,145	906,460	830,607
Transfers between funds		366,730	(706,234)	(4,260,029)	(2,717,805)	(1,208,587)	465,701	(1,147,228)	(41,306)
Surrenders (note 6)		(179,647)	(3,947,642)	(111,410)	(1,111,613)	(1,356,725)	(936,181)	(742,507)	(907,788)
Death Benefits (note 4)		(19,878)	(49,032)	(3,252)	(1,690)	(38,494)	(55,234)	(92,321)	(88,559)
Net policy repayments (loans) (note 5)		(22,214)	122,290	(11,393)	9,355	(6,635)	(126,746)	68,692	(143,939)
Deductions for surrender charges (note 2d)		(1,188)	(3,011)	-	-	(1,889)	(3,131)	(1,788)	(4,388)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(190,890)	(174,105)	(144,217)	(220,709)	(219,465)	(254,214)	(755,524)	(779,462)
Asset charges (note 3):
FPVUL & VEL contracts		(9,858)	(9,383)	(3,620)	(3,334)	(17,054)	(19,091)	(48,838)	(48,213)
MSP contracts		(57)	(85)	-	-	(778)	(374)	(2,041)	(1,885)
SL contracts or LSFP contracts		(899)	(823)	-	-	(1,305)	(1,574)	(4,553)	(4,670)
Adjustments to maintain reserves		(468)	(13)	(354)	127	(245)	7	29	63

Net equity transactions		296,693	(4,437,694)	(3,696,255)	(3,159,808)	(2,096,083)	(97,692)	(1,819,619)	(1,189,540)

Net change in contract owners’ equity		1,576,463	(3,856,593)	(2,715,611)	(5,872,945)	(296,389)	(999,404)	479,083	(620,739)
Contract owners’ equity beginning of period		7,348,129	11,204,722	10,936,764	16,809,709	10,452,758	11,452,162	16,396,104	17,016,843

Contract owners’ equity end of period	$	8,924,592	7,348,129	8,221,153	10,936,764	10,156,369	10,452,758	16,875,187	16,396,104

CHANGES IN UNITS:
Beginning units		450,279	731,299	1,730,518	2,145,374	481,437	482,669	1,098,701	1,172,180
Units purchased		52,143	32,921	124,065	172,361	41,534	86,815	62,047	80,185
Units redeemed		(36,031)	(313,941)	(718,489)	(587,217)	(129,441)	(88,047)	(176,099)	(153,664)

Ending units		466,391	450,279	1,136,094	1,730,518	393,530	481,437	984,649	1,098,701

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVIP2		ACVI		ACVMV1		ACVU1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	867,407	1,311,944	29,113	119,496	127,242	60,750	(1,920)	(1,444)
Realized gain (loss) on investments		479,678	380,351	47,633	1,317,778	100,040	596,113	242,407	77,242
Change in unrealized gain (loss) on investments		352,341	1,551,582	584,636	(1,596,890)	391,069	(802,430)	(65,952)	(65,898)
Reinvested capital gains		796,891	387,031	-	-	336,528	110,630	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,496,317	3,630,908	661,382	(159,616)	954,879	(34,937)	174,535	9,900

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		2,277,636	1,122,583	94,294	68,873	729,393	739,381	47,903	16,853
Transfers between funds		(503,984)	383,404	(984,803)	(3,818,429)	801,973	621,474	(524,060)	411,997
Surrenders (note 6)		(980,938)	(925,304)	(244,055)	(1,600,410)	(252,062)	(190,660)	(42,454)	(4,985)
Death Benefits (note 4)		(37,371)	(50,034)	(2,631)	(12,557)	(51,550)	(156)	(1,057)	(1,503)
Net policy repayments (loans) (note 5)		303,473	(1,198,070)	1,461	(2,248)	(35,619)	(166,045)	121,014	(324)
Deductions for surrender charges (note 2d)		(11,118)	(8,509)	-	-	(4,109)	(2,242)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(542,665)	(484,736)	(122,790)	(161,705)	(214,797)	(161,779)	(18,045)	(14,843)
Asset charges (note 3):
FPVUL & VEL contracts		(34,292)	(30,653)	(7)	2	(13,909)	(10,454)	-	1
MSP contracts		(1,722)	(1,427)	-	-	(582)	(561)	-	-
SL contracts or LSFP contracts		(63,305)	(60,497)	-	-	(996)	(1,142)	(3)	-
Adjustments to maintain reserves		(15)	370	1,653	(701)	(275)	(61)	9	(16)

Net equity transactions		405,699	(1,252,873)	(1,256,878)	(5,527,175)	957,467	827,755	(416,693)	407,180

Net change in contract owners’ equity		2,902,016	2,378,035	(595,496)	(5,686,791)	1,912,346	792,818	(242,158)	417,080
Contract owners’ equity beginning of period		33,628,071	31,250,036	4,119,050	9,805,841	5,206,884	4,414,066	1,448,839	1,031,759

Contract owners’ equity end of period	$	36,530,087	33,628,071	3,523,554	4,119,050	7,119,230	5,206,884	1,206,681	1,448,839

CHANGES IN UNITS:
Beginning units		2,138,750	2,220,925	380,507	823,661	337,657	284,028	119,563	85,998
Units purchased		231,868	178,096	11,440	13,972	103,692	100,199	12,359	35,633
Units redeemed		(207,091)	(260,271)	(123,359)	(457,126)	(44,002)	(46,570)	(44,204)	(2,068)

Ending units		2,163,527	2,138,750	268,588	380,507	397,347	337,657	87,718	119,563

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVV		ACVVS1		DVMCS		DVSCS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	259,591	282,542	(3,097)	(3,257)	4,067	8,814	120,572	163,784
Realized gain (loss) on investments		1,300,226	2,502,767	176,768	103,892	43,980	361,543	3,924,504	2,233,176
Change in unrealized gain (loss) on investments		339,426	(2,977,804)	95,028	(256,971)	159,764	(339,265)	643,966	(1,232,864)
Reinvested capital gains		-	-	-	-	-	-	1,513,153	91,150

Net increase (decrease) in contract owners’ equity resulting from operations		1,899,243	(192,495)	268,699	(156,336)	207,811	31,092	6,202,195	1,255,246

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		832,566	709,128	66,997	98,762	5,004	5,757	2,431,965	1,902,444
Transfers between funds		(2,518,646)	(2,882,803)	(203,694)	30,808	(81,937)	(476,050)	1,355,461	7,590,034
Surrenders (note 6)		(946,719)	(1,136,444)	(51,999)	(4,541)	(366)	(89,758)	(1,482,959)	(5,461,521)
Death Benefits (note 4)		(9,823)	(12,601)	-	(368)	(1,586)	(8,501)	(119,315)	(157,065)
Net policy repayments (loans) (note 5)		(5,081)	164,788	(119)	(1,791)	341	(800)	46,758	369,634
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	(7,956)	(11,990)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(261,957)	(261,127)	(60,073)	(60,555)	(20,181)	(22,606)	(857,552)	(761,536)
Asset charges (note 3):
FPVUL & VEL contracts		(3,129)	(1,951)	(162)	(138)	-	-	(33,938)	(32,070)
MSP contracts		-	-	(68)	(52)	-	-	(713)	(671)
SL contracts or LSFP contracts		(10)	(3)	-	-	-	-	(5,170)	(4,769)
Adjustments to maintain reserves		215	5,748	(63)	100	13	(26)	286	(203)

Net equity transactions		(2,912,584)	(3,415,265)	(249,181)	62,225	(98,712)	(591,984)	1,326,867	3,432,287

Net change in contract owners’ equity		(1,013,341)	(3,607,760)	19,518	(94,111)	109,099	(560,892)	7,529,062	4,687,533
Contract owners’ equity beginning of period		14,690,018	18,297,778	1,765,107	1,859,218	1,122,427	1,683,319	40,173,658	35,486,125

Contract owners’ equity end of period	$	13,676,677	14,690,018	1,784,625	1,765,107	1,231,526	1,122,427	47,702,720	40,173,658

CHANGES IN UNITS:
Beginning units		791,946	1,008,805	142,403	137,914	61,460	92,624	2,377,614	2,106,955
Units purchased		88,419	87,166	5,872	11,281	307	320	265,580	694,867
Units redeemed		(239,778)	(304,025)	(23,607)	(6,792)	(5,318)	(31,484)	(199,576)	(424,208)

Ending units		640,587	791,946	124,668	142,403	56,449	61,460	2,443,618	2,377,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DCAP		DSC		DVIV		SVSSVB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	1,270,943	424,150	-	3,802	421,680	337,736	12,652	7,491
Realized gain (loss) on investments		(249,360)	(180,824)	29,761	186,543	49,247	(1,634,917)	77,184	371,880
Change in unrealized gain (loss) on investments		2,297,566	2,159,104	135,199	(292,528)	605,310	(1,642,358)	7,784	(521,679)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,319,149	2,402,430	164,960	(102,183)	1,076,237	(2,939,539)	97,620	(142,308)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		2,333,345	1,535,408	60,807	66,094	459,625	416,092	73,253	57,683
Transfers between funds		4,032,424	2,313,575	94,847	(99,523)	(5,904,556)	(1,119,983)	(1,222,629)	136,896
Surrenders (note 6)		(1,929,911)	(1,386,404)	(28,792)	(149,229)	(716,385)	(5,176,988)	(131,251)	(51,399)
Death Benefits (note 4)		(261,128)	(114,354)	(19,478)	-	(44,508)	(9,102)	(2,137)	-
Net policy repayments (loans) (note 5)		(21,220)	(156,249)	(25,158)	(8,455)	272,444	138,481	1,018	(16,134)
Deductions for surrender charges (note 2d)		(13,837)	(12,315)	(460)	(419)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,115,860)	(913,393)	(33,258)	(36,163)	(165,400)	(204,713)	(22,870)	(29,414)
Asset charges (note 3):
FPVUL & VEL contracts		(70,778)	(60,290)	(3,048)	(2,771)	(474)	(421)	(214)	(240)
MSP contracts		(1,601)	(1,375)	-	-	-	-	-	-
SL contracts or LSFP contracts		(6,284)	(5,026)	(278)	(437)	-	-	-	-
Adjustments to maintain reserves		(683)	8	(9)	1,099	78	(8)	(291)	(5)

Net equity transactions		2,944,467	1,199,585	45,173	(229,804)	(6,099,176)	(5,956,642)	(1,305,121)	97,387

Net change in contract owners’ equity		6,263,616	3,602,015	210,133	(331,987)	(5,022,939)	(8,896,181)	(1,207,501)	(44,921)
Contract owners’ equity beginning of period		28,862,094	25,260,079	717,023	1,049,010	14,389,288	23,285,469	1,817,071	1,861,992

Contract owners’ equity end of period	$	35,125,710	28,862,094	927,156	717,023	9,366,349	14,389,288	609,570	1,817,071

CHANGES IN UNITS:
Beginning units		1,758,639	1,664,910	57,519	72,500	951,686	1,253,463	195,620	187,340
Units purchased		403,216	282,563	11,898	5,622	30,970	34,144	8,462	26,002
Units redeemed		(201,303)	(188,834)	(7,727)	(20,603)	(431,426)	(335,921)	(146,145)	(17,722)

Ending units		1,960,552	1,758,639	61,690	57,519	551,230	951,686	57,937	195,620

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SVSLVB		FVCA2P		FQB		FCS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,304	(241)	6,732	5,790	1,341,133	1,779,807	577,616	412,540
Realized gain (loss) on investments		(3,539)	(4,261)	84,222	(32,016)	295,343	60,682	6,648,989	7,635,162
Change in unrealized gain (loss) on investments		13,934	(9,724)	(23,557)	(808)	1,366,720	(1,070,706)	1,240,386	(9,188,011)
Reinvested capital gains		-	-	68,556	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		12,699	(14,226)	135,953	(27,034)	3,003,196	769,783	8,466,991	(1,140,309)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	31,120	46,046	51,170	1,336,985	1,726,160	1,561,323	1,640,692
Transfers between funds		(48,045)	183,659	(588,311)	367,974	(4,263,835)	(2,628,937)	(6,535,385)	(7,688,986)
Surrenders (note 6)		-	-	(31,727)	(14,799)	(1,738,002)	(2,037,669)	(1,929,268)	(3,906,527)
Death Benefits (note 4)		-	-	(519)	-	(77,707)	(189,631)	(103,559)	(74,687)
Net policy repayments (loans) (note 5)		-	-	(2,213)	(17,753)	(67,205)	(288,741)	87,160	157,584
Deductions for surrender charges (note 2d)		-	-	(433)	(427)	(7,030)	(14,081)	-	(99)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(2,670)	(2,687)	(28,173)	(28,101)	(995,542)	(1,075,544)	(770,493)	(711,675)
Asset charges (note 3):
FPVUL & VEL contracts		-	-	(1,947)	(2,365)	(65,386)	(69,354)	(1,098)	5,012
MSP contracts		-	-	-	(7)	(3,670)	(3,599)	-	-
SL contracts or LSFP contracts		-	-	(1,435)	(988)	(7,001)	(7,922)	(10)	(12)
Adjustments to maintain reserves		(10)	(26,580)	(3)	(5)	112	(64)	747	683

Net equity transactions		(50,725)	185,512	(608,715)	354,699	(5,888,281)	(4,589,382)	(7,690,583)	(10,578,015)

Net change in contract owners’ equity		(38,026)	171,286	(472,762)	327,665	(2,885,085)	(3,819,599)	776,408	(11,718,324)
Contract owners’ equity beginning of period		171,286	-	1,168,624	840,959	33,170,868	36,990,467	56,095,118	67,813,442

Contract owners’ equity end of period	$	133,260	171,286	695,862	1,168,624	30,285,783	33,170,868	56,871,526	56,095,118

CHANGES IN UNITS:
Beginning units		18,550	-	80,819	55,080	1,750,119	1,993,165	3,445,057	4,047,421
Units purchased		107	18,834	3,155	39,389	86,849	130,453	122,373	203,897
Units redeemed		(5,437)	(284)	(40,294)	(13,650)	(381,482)	(373,499)	(567,397)	(806,261)

Ending units		13,220	18,550	43,680	80,819	1,455,486	1,750,119	3,000,033	3,445,057

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FNRS2		FEIS		FF10S		FF20S
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	71,919	97,744	1,715,310	1,334,028	39,158	50,291	231,460	208,972
Realized gain (loss) on investments		881,293	1,551,497	(3,577,949)	(3,347,319)	173,317	(17,497)	405,896	246,023
Change in unrealized gain (loss) on investments		(470,914)	(2,436,990)	7,321,029	3,101,487	11,554	(74,254)	621,823	(755,413)
Reinvested capital gains		-	-	3,742,101	-	32,032	12,754	143,652	39,753

Net increase (decrease) in contract owners’ equity resulting from operations		482,298	(787,749)	9,200,491	1,088,196	256,061	(28,706)	1,402,831	(260,665)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		469,704	832,996	3,139,462	3,179,651	75,645	54,062	433,937	652,574
Transfers between funds		(597,712)	2,009,226	(968,516)	(7,664,698)	(179,125)	566,405	1,509,108	2,913,889
Surrenders (note 6)		(1,028,369)	(867,571)	(3,868,598)	(4,488,825)	(118,670)	(25,091)	(384,160)	(181,077)
Death Benefits (note 4)		(20,916)	(26,438)	(218,538)	(241,261)	(98,234)	-	(107,349)	-
Net policy repayments (loans) (note 5)		(64,442)	(245,690)	(161,925)	(264,558)	(12,777)	2,635	5,262	(17,662)
Deductions for surrender charges (note 2d)		(17,143)	(14,037)	(20,221)	(31,322)	(1,465)	(132)	(7,066)	(11)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(412,976)	(468,554)	(2,407,482)	(2,464,257)	(73,035)	(69,499)	(309,573)	(255,050)
Asset charges (note 3):
FPVUL & VEL contracts		(32,003)	(37,242)	(151,669)	(153,262)	(4,923)	(5,312)	(20,045)	(14,860)
MSP contracts		(2,324)	(2,802)	(6,433)	(6,297)	(3,974)	(4,071)	(3,595)	(4,235)
SL contracts or LSFP contracts		(5,229)	(5,828)	(18,325)	(19,423)	(396)	(271)	(3,921)	(4,833)
Adjustments to maintain reserves		16	(103)	499	(227)	(11)	19	53	(17)

Net equity transactions		(1,711,394)	1,173,957	(4,681,746)	(12,154,479)	(416,965)	518,745	1,112,651	3,088,718

Net change in contract owners’ equity		(1,229,096)	386,208	4,518,745	(11,066,283)	(160,904)	490,039	2,515,482	2,828,053
Contract owners’ equity beginning of period		10,373,322	9,987,114	54,708,600	65,774,883	2,406,104	1,916,065	10,426,605	7,598,552

Contract owners’ equity end of period	$	9,144,226	10,373,322	59,227,345	54,708,600	2,245,200	2,406,104	12,942,087	10,426,605

CHANGES IN UNITS:
Beginning units		594,575	542,677	3,583,649	4,418,669	178,949	141,827	781,548	562,329
Units purchased		33,553	136,745	381,050	233,162	10,196	48,716	130,418	257,494
Units redeemed		(127,696)	(84,847)	(623,607)	(1,068,182)	(39,710)	(11,594)	(53,479)	(38,275)

Ending units		500,432	594,575	3,341,092	3,583,649	149,435	178,949	858,487	781,548

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF30S		FFINS		FGOS		FGS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	103,904	126,796	19,705	24,769	2,434	(1,463)	272,790	118,736
Realized gain (loss) on investments		633,107	(158,694)	(10,204)	(10,547)	237,009	273,042	1,888,205	3,913,247
Change in unrealized gain (loss) on investments		110,054	(241,776)	68,292	(48,249)	84,066	(247,928)	6,367,370	(3,406,084)
Reinvested capital gains		52,130	19,510	21,588	5,827	-	-	-	232,328

Net increase (decrease) in contract owners’ equity resulting from operations		899,195	(254,164)	99,381	(28,200)	323,509	23,651	8,528,365	858,227

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		416,379	396,715	28	(5)	7,537	38,694	3,751,188	4,451,562
Transfers between funds		(1,692,953)	3,119,459	(232,781)	1,944,910	(598,184)	397,221	(1,146,965)	(6,753,768)
Surrenders (note 6)		(317,400)	(466,969)	(44,315)	(61,400)	-	-	(4,333,737)	(5,689,317)
Death Benefits (note 4)		(8,718)	-	(6,763)	-	-	(1,204)	(518,999)	(257,052)
Net policy repayments (loans) (note 5)		(6,739)	(21,852)	-	-	619	52	(29,182)	300,766
Deductions for surrender charges (note 2d)		(8,593)	(6,304)	-	-	-	-	(38,833)	(23,228)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(165,102)	(181,220)	(11,878)	(7,154)	(27,739)	-	(3,021,692)	(3,035,360)
Asset charges (note 3):
FPVUL & VEL contracts		(13,512)	(13,122)	-	-	-	-	(186,783)	(184,576)
MSP contracts		(1,413)	(1,569)	-	-	-	-	(5,940)	(6,021)
SL contracts or LSFP contracts		(913)	(1,226)	-	-	-	-	(14,314)	(14,570)
Adjustments to maintain reserves		19	(7)	11	1	(1,997)	(31)	(620)	434

Net equity transactions		(1,798,945)	2,823,905	(295,698)	1,876,352	(619,764)	434,732	(5,545,877)	(11,211,130)

Net change in contract owners’ equity		(899,750)	2,569,741	(196,317)	1,848,152	(296,255)	458,383	2,982,488	(10,352,903)
Contract owners’ equity beginning of period		6,562,007	3,992,266	1,848,152	-	1,994,177	1,535,794	59,835,581	70,188,484

Contract owners’ equity end of period	$	5,662,257	6,562,007	1,651,835	1,848,152	1,697,922	1,994,177	62,818,069	59,835,581

CHANGES IN UNITS:
Beginning units		504,938	297,508	180,523	-	207,918	162,059	4,499,240	5,473,788
Units purchased		77,345	258,646	-	187,205	5,818	48,933	315,319	425,685
Units redeemed		(205,512)	(51,216)	(28,597)	(6,682)	(68,042)	(3,074)	(655,914)	(1,400,233)

Ending units		376,771	504,938	151,926	180,523	145,694	207,918	4,158,645	4,499,240

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FHIS		FHISR		FIP		FIGBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	854,480	918,890	275,541	274,609	523,333	399,521	704,787	1,210,867
Realized gain (loss) on investments		987,982	179,448	70,464	294,619	232,791	1,332,407	73,226	978,007
Change in unrealized gain (loss) on investments		177,935	(591,370)	240,523	(407,144)	2,610,168	(1,663,065)	113,308	(560,031)
Reinvested capital gains		-	-	-	-	321,253	576,029	876,314	1,061,849

Net increase (decrease) in contract owners’ equity resulting from operations		2,020,397	506,968	586,528	162,084	3,687,545	644,892	1,767,635	2,690,692

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		90,486	60,445	394,584	414,441	276	180	1,837,239	1,847,467
Transfers between funds		885,553	(424,360)	660,250	(272,213)	3,483,732	(3,309,495)	1,876,044	(4,012,998)
Surrenders (note 6)		(369,460)	(952,149)	(328,518)	(405,808)	(738,798)	(815,100)	(2,083,559)	(9,107,194)
Death Benefits (note 4)		(28,129)	(58,879)	(50,653)	(30,883)	(110,177)	-	(81,793)	(72,327)
Net policy repayments (loans) (note 5)		(39,223)	(94,238)	74,914	38,061	-	507,797	(72,109)	(16,335)
Deductions for surrender charges (note 2d)		(94)	(4,429)	(223)	(1,472)	-	-	(19,223)	(16,562)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(394,988)	(396,383)	(242,304)	(211,182)	(196,974)	(172,587)	(665,123)	(689,532)
Asset charges (note 3):
FPVUL & VEL contracts		(18,611)	(20,631)	(15,735)	(13,874)	-	-	(35,198)	(36,472)
MSP contracts		(1,527)	(1,717)	(406)	(178)	-	-	(4,322)	(3,779)
SL contracts or LSFP contracts		(1,602)	(1,624)	(2,033)	(1,923)	-	-	(10,489)	(11,843)
Adjustments to maintain reserves		61	11	13	1	215	(10)	57	110

Net equity transactions		122,466	(1,893,954)	489,889	(485,030)	2,438,274	(3,789,215)	741,524	(12,119,465)

Net change in contract owners’ equity		2,142,863	(1,386,986)	1,076,417	(322,946)	6,125,819	(3,144,323)	2,509,159	(9,428,773)
Contract owners’ equity beginning of period		13,558,184	14,945,170	3,797,944	4,120,890	22,007,578	25,151,901	30,787,243	40,216,016

Contract owners’ equity end of period	$	15,701,047	13,558,184	4,874,361	3,797,944	28,133,397	22,007,578	33,296,402	30,787,243

CHANGES IN UNITS:
Beginning units		822,053	948,153	301,013	339,656	2,336,553	2,719,218	2,038,461	2,857,908
Units purchased		67,360	41,706	81,728	40,751	345,822	59,297	303,553	205,707
Units redeemed		(63,265)	(167,806)	(44,153)	(79,394)	(100,236)	(441,962)	(251,377)	(1,025,154)

Ending units		826,148	822,053	338,588	301,013	2,582,139	2,336,553	2,090,637	2,038,461

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FMCS		FOS		FOSR		FVSS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	176,103	28,211	215,139	212,326	191,182	153,264	18,665	37,172
Realized gain (loss) on investments		1,643,288	(361,157)	(1,878,238)	(3,865,163)	(1,389,690)	(828,409)	288,498	15,206
Change in unrealized gain (loss) on investments		931,389	(5,161,584)	4,309,548	506,008	3,152,739	(1,448,289)	644,232	(434,202)
Reinvested capital gains		3,257,727	81,199	42,899	46,869	34,701	22,380	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		6,008,507	(5,413,331)	2,689,348	(3,099,960)	1,988,932	(2,101,054)	951,395	(381,824)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		2,956,085	2,799,346	75,740	522,518	970,952	1,158,394	179,917	216,127
Transfers between funds		(5,117,048)	685,532	(3,640,238)	(5,962,691)	(570,120)	217,405	(401,669)	214,731
Surrenders (note 6)		(4,364,566)	(2,637,726)	(910,581)	(1,552,296)	(1,086,759)	(1,234,406)	(187,698)	(173,698)
Death Benefits (note 4)		(169,298)	(116,746)	(38,180)	(166,344)	(15,117)	(27,758)	(45,298)	(928)
Net policy repayments (loans) (note 5)		444,532	(67,562)	(40,488)	129,032	30,462	19,328	(68,726)	46,603
Deductions for surrender charges (note 2d)		(24,452)	(34,202)	(551)	(4,738)	(31,501)	(19,170)	(1,977)	(5,641)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,309,153)	(1,507,044)	(401,605)	(549,675)	(492,780)	(533,648)	(153,923)	(157,842)
Asset charges (note 3):
FPVUL & VEL contracts		(82,705)	(92,529)	(16,473)	(20,571)	(40,142)	(43,535)	(11,542)	(12,114)
MSP contracts		(3,227)	(3,383)	(495)	(545)	(632)	(655)	(117)	(106)
SL contracts or LSFP contracts		(11,835)	(14,084)	(2,743)	(3,618)	(4,170)	(4,765)	(426)	(433)
Adjustments to maintain reserves		(119)	1,116	99	(56)	(50)	182	25	(39)

Net equity transactions		(7,681,786)	(987,282)	(4,975,515)	(7,608,984)	(1,239,857)	(468,628)	(691,434)	126,660

Net change in contract owners’ equity		(1,673,279)	(6,400,613)	(2,286,167)	(10,708,944)	749,075	(2,569,682)	259,961	(255,164)
Contract owners’ equity beginning of period		43,064,803	49,465,416	15,511,225	26,220,169	9,923,578	12,493,260	3,834,162	4,089,326

Contract owners’ equity end of period	$	41,391,524	43,064,803	13,225,058	15,511,225	10,672,653	9,923,578	4,094,123	3,834,162

CHANGES IN UNITS:
Beginning units		1,651,099	1,691,035	1,294,920	1,833,180	865,432	901,030	255,306	248,152
Units purchased		115,717	188,651	11,927	64,591	84,637	105,322	13,446	30,069
Units redeemed		(383,506)	(228,587)	(407,868)	(602,851)	(178,739)	(140,920)	(54,272)	(22,915)

Ending units		1,383,310	1,651,099	898,979	1,294,920	771,330	865,432	214,480	255,306

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF15S		FF25S		FF40S		FTVIS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	76,139	84,566	106,398	88,385	52,863	14,838	327,023	260,166
Realized gain (loss) on investments		(8,706)	187,888	31,855	136,041	(27,148)	(26,150)	78,024	(226,569)
Change in unrealized gain (loss) on investments		279,252	(340,393)	532,176	(400,785)	175,122	(97,543)	201,842	52,420
Reinvested capital gains		69,615	23,410	65,970	15,575	13,130	1,329	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		416,300	(44,529)	736,399	(160,784)	213,967	(107,526)	606,889	86,017

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		123,626	175,244	34,152	211,439	691	(13)	459,299	305,150
Transfers between funds		230,791	1,939,779	2,212,640	3,970,287	2,590,897	949,435	824,151	723,774
Surrenders (note 6)		(137,752)	(155,664)	(775,667)	(570,930)	(451,947)	(30,101)	(329,560)	(573,818)
Death Benefits (note 4)		(1,535)	-	(670)	-	(3,665)	-	(41,381)	(15,408)
Net policy repayments (loans) (note 5)		-	-	-	-	-	-	(56,166)	(20,885)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	(9,469)	(2,514)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(73,758)	(66,450)	(110,973)	(72,506)	(40,853)	(5,502)	(230,685)	(202,230)
Asset charges (note 3):
FPVUL & VEL contracts		(587)	(197)	(238)	(120)	(117)	(20)	(12,971)	(11,005)
MSP contracts		-	-	-	-	-	-	(2,004)	(1,984)
SL contracts or LSFP contracts		-	-	-	-	-	-	(4,462)	(5,940)
Adjustments to maintain reserves		31	(8)	42	(11)	20	(7)	7	3

Net equity transactions		140,816	1,892,704	1,359,286	3,538,159	2,095,026	913,792	596,759	195,143

Net change in contract owners’ equity		557,116	1,848,175	2,095,685	3,377,375	2,308,993	806,266	1,203,648	281,160
Contract owners’ equity beginning of period		3,989,125	2,140,950	4,624,005	1,246,630	806,266	-	4,526,599	4,245,439

Contract owners’ equity end of period	$	4,546,241	3,989,125	6,719,690	4,624,005	3,115,259	806,266	5,730,247	4,526,599

CHANGES IN UNITS:
Beginning units		384,414	204,985	468,387	123,140	78,048	-	353,498	339,445
Units purchased		77,963	293,225	213,183	411,267	257,696	81,334	83,253	80,070
Units redeemed		(71,145)	(113,796)	(88,214)	(66,020)	(77,042)	(3,286)	(39,516)	(66,017)

Ending units		391,232	384,414	593,356	468,387	258,702	78,048	397,235	353,498

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FTVRDI		FTVSVI		FTVSV2		FTVMD2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	250,973	225,754	99,460	97,169	38,134	29,036	3,529	3,950
Realized gain (loss) on investments		472,913	(249,849)	(277,282)	(486,134)	588,943	1,044,417	(18,029)	34,749
Change in unrealized gain (loss) on investments		859,670	749,300	1,824,905	(3,934)	484,569	(1,374,739)	19,718	(56,370)
Reinvested capital gains		-	-	-	-	-	-	8,235	4,115

Net increase (decrease) in contract owners’ equity resulting from operations		1,583,556	725,205	1,647,083	(392,899)	1,111,646	(301,286)	13,453	(13,556)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		828,544	1,048,077	521,294	639,920	363,346	384,911	31	1,812
Transfers between funds		671,811	743,433	(782,261)	(1,119,911)	231,007	774,057	(68,045)	16,902
Surrenders (note 6)		(1,087,451)	(1,115,676)	(867,414)	(895,495)	(318,738)	(1,615,800)	-	-
Death Benefits (note 4)		(74,753)	(201,159)	(6,045)	(19,592)	(755)	(5,075)	-	-
Net policy repayments (loans) (note 5)		(79,064)	(163,344)	(54,078)	777	(10,820)	(11,423)	-	(149)
Deductions for surrender charges (note 2d)		(14,629)	(13,690)	(7,479)	(12,441)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(500,271)	(491,021)	(359,469)	(394,194)	(91,306)	(86,257)	(4,063)	(2,097)
Asset charges (note 3):
FPVUL & VEL contracts		(48,016)	(44,976)	(32,950)	(34,965)	(984)	(655)	-	-
MSP contracts		(1,569)	(1,595)	(1,192)	(1,352)	-	-	-	-
SL contracts or LSFP contracts		(5,253)	(5,389)	(3,676)	(4,115)	-	-	-	-
Adjustments to maintain reserves		9	(19)	6	(169)	(320)	(88)	10	(7)

Net equity transactions		(310,642)	(245,359)	(1,593,264)	(1,841,537)	171,430	(560,330)	(72,067)	16,461

Net change in contract owners’ equity		1,272,914	479,846	53,819	(2,234,436)	1,283,076	(861,616)	(58,614)	2,905
Contract owners’ equity beginning of period		12,635,473	12,155,627	9,586,544	11,820,980	5,256,791	6,118,407	206,890	203,985

Contract owners’ equity end of period	$	13,908,387	12,635,473	9,640,363	9,586,544	6,539,867	5,256,791	148,276	206,890

CHANGES IN UNITS:
Beginning units		702,870	718,728	428,826	510,127	384,441	430,037	21,727	20,709
Units purchased		98,333	87,464	24,189	33,273	61,252	41,414	13,903	19,359
Units redeemed		(111,500)	(103,322)	(89,877)	(114,574)	(40,898)	(87,010)	(21,859)	(18,341)

Ending units		689,703	702,870	363,138	428,826	404,795	384,441	13,771	21,727

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FTVDM3		TIF		TIF2		TIF3
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	61,901	50,916	42,229	29,741	315,838	178,697	153,683	98,941
Realized gain (loss) on investments		410,696	(191,613)	(13,327)	(10,413)	729,191	571,376	(479,530)	(370,246)
Change in unrealized gain (loss) on investments		47,284	(730,189)	193,695	(175,081)	849,980	(2,061,935)	1,215,314	(381,473)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		519,881	(870,886)	222,597	(155,753)	1,895,009	(1,311,862)	889,467	(652,778)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		259,990	534,260	(128)	-	206,366	375,355	300,815	367,491
Transfers between funds		(366,799)	82,374	(41,453)	(5,848)	55,085	1,021,753	(166,572)	649,945
Surrenders (note 6)		(322,293)	(688,717)	(30,931)	(41,441)	(143,415)	(282,498)	(461,187)	(518,169)
Death Benefits (note 4)		(6,453)	(33,572)	(2,532)	(24,757)	(23,008)	(5,317)	(118,184)	(1,478)
Net policy repayments (loans) (note 5)		(144,076)	38,060	(37,464)	(36,875)	9,350	(1,941)	98,563	(10,249)
Deductions for surrender charges (note 2d)		(5,451)	(3,926)	(388)	(461)	-	-	(8,546)	(7,958)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(171,954)	(197,972)	(36,998)	(44,007)	(133,334)	(139,220)	(175,573)	(189,012)
Asset charges (note 3):
FPVUL & VEL contracts		(14,132)	(17,125)	(4,050)	(4,787)	-	-	(15,264)	(15,468)
MSP contracts		(850)	(893)	(453)	(472)	-	-	(320)	(448)
SL contracts or LSFP contracts		(2,042)	(2,254)	(624)	(717)	-	-	(3,079)	(3,711)
Adjustments to maintain reserves		(2)	(63)	(2)	(6)	77	105	10	1

Net equity transactions		(774,062)	(289,828)	(155,023)	(159,371)	(28,879)	968,237	(549,337)	270,944

Net change in contract owners’ equity		(254,181)	(1,160,714)	67,574	(315,124)	1,866,130	(343,625)	340,130	(381,834)
Contract owners’ equity beginning of period		4,481,928	5,642,642	1,293,873	1,608,997	11,333,237	11,676,862	5,091,038	5,472,872

Contract owners’ equity end of period	$	4,227,747	4,481,928	1,361,447	1,293,873	13,199,367	11,333,237	5,431,168	5,091,038

CHANGES IN UNITS:
Beginning units		262,679	278,260	65,960	73,458	636,281	584,733	406,154	389,994
Units purchased		20,011	41,202	-	-	63,920	78,287	34,258	83,352
Units redeemed		(63,718)	(56,783)	(7,438)	(7,498)	(71,664)	(26,739)	(74,159)	(67,192)

Ending units		218,972	262,679	58,522	65,960	628,537	636,281	366,253	406,154

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FTVGI2		FTVGI3		FTVFA2		GVMCE
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,244,993	2,175,309	727,657	557,854	9,218	54	415,565	248,449
Realized gain (loss) on investments		(95,655)	425,676	212,683	244,412	10,615	22,882	1,142,862	(261,531)
Change in unrealized gain (loss) on investments		3,025,733	(3,140,734)	653,810	(1,047,207)	30,587	(27,662)	5,787,288	(3,314,390)
Reinvested capital gains		57,587	258,976	18,412	64,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,232,658	(280,773)	1,612,562	(179,944)	50,420	(4,726)	7,345,715	(3,327,472)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,068,455	642,430	530,663	785,050	16,812	20,200	720,246	660,078
Transfers between funds		(3,842,852)	(954,267)	573,889	2,028,538	44,158	(25,212)	(4,477,696)	(2,582,572)
Surrenders (note 6)		(19,132)	(206,970)	(912,367)	(642,956)	(43,389)	(3,689)	(1,516,057)	(1,789,028)
Death Benefits (note 4)		(65,085)	(122,318)	(51,721)	(86,545)	-	-	(80,939)	(64,992)
Net policy repayments (loans) (note 5)		767	152,809	144,083	(158,532)	2,101	(1,381)	484,133	111,771
Deductions for surrender charges (note 2d)		-	-	(13,874)	(4,690)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(417,845)	(391,465)	(383,959)	(389,522)	(16,368)	(14,827)	(514,375)	(590,451)
Asset charges (note 3):
FPVUL & VEL contracts		(2,556)	(1,593)	(28,730)	(28,252)	(1,624)	(1,571)	-	-
MSP contracts		-	-	(1,038)	(1,096)	(128)	(125)	-	-
SL contracts or LSFP contracts		-	-	(5,062)	(4,735)	-	(14)	-	-
Adjustments to maintain reserves		161	1,319	(2)	(99)	457	21	356	(52)

Net equity transactions		(3,278,087)	(880,055)	(148,118)	1,497,161	2,019	(26,598)	(5,384,332)	(4,255,246)

Net change in contract owners’ equity		1,954,571	(1,160,828)	1,464,444	1,317,217	52,439	(31,324)	1,961,383	(7,582,718)
Contract owners’ equity beginning of period		37,405,909	38,566,737	10,882,007	9,564,790	331,530	362,854	43,282,914	50,865,632

Contract owners’ equity end of period	$	39,360,480	37,405,909	12,346,451	10,882,007	383,969	331,530	45,244,297	43,282,914

CHANGES IN UNITS:
Beginning units		2,581,564	2,635,373	614,756	535,857	35,227	37,961	2,084,386	2,288,786
Units purchased		155,323	99,342	61,228	167,112	3,571	2,778	32,074	78,930
Units redeemed		(373,853)	(153,151)	(69,796)	(88,213)	(3,423)	(5,512)	(272,764)	(283,330)

Ending units		2,363,034	2,581,564	606,188	614,756	35,375	35,227	1,843,696	2,084,386

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVGOPS		SBVSG		BNCAI		AMTB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(197)	(2)	4,273	(1,417)	89,359	(25,105)	108,811	151,807
Realized gain (loss) on investments		682	37	35,778	61,543	1,555,523	1,673,429	(9,915)	(41,260)
Change in unrealized gain (loss) on investments		(2,130)	77	64,183	(77,728)	(452,578)	(957,353)	69,385	(99,099)
Reinvested capital gains		4,758	67	72,565	12,812	504,733	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,113	179	176,799	(4,790)	1,697,037	690,971	168,281	11,448

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		16,151	-	202,709	84,760	337,498	581,058	226,442	236,756
Transfers between funds		31,324	3,719	1,030,811	506,933	(1,534,342)	(2,310,309)	68,134	(42,883)
Surrenders (note 6)		-	-	(29,989)	(1,419)	(609,547)	(1,315,151)	(359,708)	(174,087)
Death Benefits (note 4)		-	-	(229)	-	(32,121)	(8,187)	(5,097)	(4,360)
Net policy repayments (loans) (note 5)		-	-	(7,657)	(7,445)	83,748	9,825	(15,257)	5,935
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	(4,337)	(4,464)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(4,475)	(74)	(29,846)	(18,884)	(158,578)	(190,146)	(241,717)	(238,459)
Asset charges (note 3):
FPVUL & VEL contracts		(9)	-	(217)	(397)	(675)	(839)	(13,652)	(15,139)
MSP contracts		-	-	-	-	-	-	(602)	(610)
SL contracts or LSFP contracts		-	-	-	-	-	-	(1,855)	(1,994)
Adjustments to maintain reserves		(3)	(3)	(291)	6	(453)	(275)	3	-

Net equity transactions		42,988	3,642	1,165,291	563,554	(1,914,470)	(3,234,024)	(347,646)	(239,305)

Net change in contract owners’ equity		46,101	3,821	1,342,090	558,764	(217,433)	(2,543,053)	(179,365)	(227,857)
Contract owners’ equity beginning of period		3,821	-	778,055	219,291	10,358,244	12,901,297	3,832,257	4,060,114

Contract owners’ equity end of period	$	49,922	3,821	2,120,145	778,055	10,140,811	10,358,244	3,652,892	3,832,257

CHANGES IN UNITS:
Beginning units		434	-	73,805	21,047	487,615	630,447	328,162	348,678
Units purchased		4,773	443	112,152	55,413	15,027	31,111	27,844	36,196
Units redeemed		(449)	(9)	(16,968)	(2,655)	(98,068)	(173,943)	(56,975)	(56,712)

Ending units		4,758	434	168,989	73,805	404,574	487,615	299,031	328,162

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMGP		AMINS		AMCG		AMTP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	220	6,910	-	-	(9,395)	(11,756)	7,625	(5,063)
Realized gain (loss) on investments		439,571	116,788	-	-	764,825	183,004	60,470	152,280
Change in unrealized gain (loss) on investments		(299,572)	(199,863)	-	-	(235,283)	(90,841)	374,486	(623,657)
Reinvested capital gains		6,370	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		146,589	(76,165)	-	-	520,147	80,407	442,581	(476,440)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		411	1,106	-	(112)	205,899	71,320	62,611	97,531
Transfers between funds		(1,164,659)	269,171	-	(618)	(1,767,394)	(879,155)	(1,584,531)	109,740
Surrenders (note 6)		(88,915)	(85,184)	-	-	(389,312)	(659,642)	(49,472)	(61,038)
Death Benefits (note 4)		(7,236)	-	-	-	-	(12,552)	(1,792)	(635)
Net policy repayments (loans) (note 5)		-	-	-	91	(176)	(2,505)	(10,918)	(50,215)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(22,101)	(27,793)	-	641	(87,552)	(116,595)	(85,626)	(104,317)
Asset charges (note 3):
FPVUL & VEL contracts		-	-	-	-	8	8	(1,705)	(1,751)
MSP contracts		-	-	-	(1)	-	-	-	-
SL contracts or LSFP contracts		-	(23)	-	(2)	(8)	-	-	-
Adjustments to maintain reserves		9	-	-	1	96	(280)	(1,073)	29

Net equity transactions		(1,282,491)	157,277	-	-	(2,038,439)	(1,599,401)	(1,672,506)	(10,656)

Net change in contract owners’ equity		(1,135,902)	81,112	-	-	(1,518,292)	(1,518,994)	(1,229,925)	(487,096)
Contract owners’ equity beginning of period		1,946,766	1,865,654	-	-	4,592,195	6,111,189	3,546,228	4,033,324

Contract owners’ equity end of period	$	810,864	1,946,766	-	-	3,073,903	4,592,195	2,316,303	3,546,228

CHANGES IN UNITS:
Beginning units		134,353	124,719	-	-	347,445	469,057	255,553	259,582
Units purchased		2,558	17,318	-	9	14,386	12,701	5,268	34,663
Units redeemed		(87,578)	(7,684)	-	(9)	(158,386)	(134,313)	(116,374)	(38,692)

Ending units		49,333	134,353	-	-	203,445	347,445	144,447	255,553

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMRI		AMFAS		AMSRS		OVGR
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	15,268	17,733	(2,471)	(2,441)	5,455	9,322	86,915	58,634
Realized gain (loss) on investments		421,324	486,588	356,593	124,477	(66,306)	(106,843)	2,508,107	5,229,717
Change in unrealized gain (loss) on investments		(923,280)	(804,481)	(160,603)	(186,211)	324,070	3,373	(146,105)	(4,969,815)
Reinvested capital gains		1,072,799	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		586,111	(300,160)	193,519	(64,175)	263,219	(94,148)	2,448,917	318,536

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		72,646	104,987	53,554	57,491	132,749	522,511	494,335	514,905
Transfers between funds		(378,112)	61,921	(640,144)	380,569	(171,397)	(66,501)	(1,407,114)	(14,027,557)
Surrenders (note 6)		(55,534)	(39,642)	(51,415)	(50,583)	(282,506)	(240,026)	(2,522,021)	(2,022,272)
Death Benefits (note 4)		-	(4,065)	(6,444)	(147)	(60,529)	(15,459)	(42,516)	(21,511)
Net policy repayments (loans) (note 5)		(15)	(435)	5,105	(8,092)	(42)	25,358	576,684	5,332
Deductions for surrender charges (note 2d)		-	-	1,464	(2,372)	(7,802)	(11,671)	-	2

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(48,108)	(54,386)	(47,534)	(50,944)	(105,548)	(134,265)	(392,618)	(484,357)
Asset charges (note 3):
FPVUL & VEL contracts		(437)	(554)	(3,260)	(3,573)	(8,554)	(9,025)	(116)	(145)
MSP contracts		-	-	(99)	(29)	(473)	(797)	-	-
SL contracts or LSFP contracts		-	-	(132)	(172)	(988)	(1,474)	(29)	8
Adjustments to maintain reserves		(321)	(21)	11	(13)	(8)	(6)	2,377	3,256

Net equity transactions		(409,881)	67,805	(688,894)	322,135	(505,098)	68,645	(3,291,018)	(16,032,339)

Net change in contract owners’ equity		176,230	(232,355)	(495,375)	257,960	(241,879)	(25,503)	(842,101)	(15,713,803)
Contract owners’ equity beginning of period		4,131,562	4,363,917	2,163,908	1,905,948	2,599,081	2,624,584	18,709,577	34,423,380

Contract owners’ equity end of period	$	4,307,792	4,131,562	1,668,533	2,163,908	2,357,202	2,599,081	17,867,476	18,709,577

CHANGES IN UNITS:
Beginning units		421,080	414,803	162,045	141,124	149,636	146,450	1,809,119	3,341,882
Units purchased		6,630	39,058	3,534	30,464	8,517	35,826	48,654	55,513
Units redeemed		(46,797)	(32,781)	(50,524)	(9,543)	(35,869)	(32,640)	(333,577)	(1,588,276)

Ending units		380,913	421,080	115,055	162,045	122,284	149,636	1,524,196	1,809,119

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGS3		OVGS		OVGI		OVSC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	329,528	212,921	896,380	556,643	238,289	214,768	24,833	26,287
Realized gain (loss) on investments		(586,647)	(260,161)	(1,279,033)	(2,177,236)	343,759	397,458	122,438	(105,746)
Change in unrealized gain (loss) on investments		3,186,789	(1,314,095)	8,759,545	(2,442,566)	3,392,518	(585,310)	575,285	(7,305)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,929,670	(1,361,335)	8,376,892	(4,063,159)	3,974,566	26,916	722,556	(86,764)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,253,719	1,544,173	1,273,550	1,113,724	1,363,729	1,561,656	273,555	275,125
Transfers between funds		(978,167)	79,684	(3,204,546)	483,446	(533,370)	(1,169,665)	(184,273)	(14,075)
Surrenders (note 6)		(1,622,743)	(2,152,522)	(1,641,068)	(5,483,530)	(1,484,288)	(2,315,014)	(280,217)	(390,423)
Death Benefits (note 4)		(42,995)	(41,405)	(66,888)	(87,983)	(173,933)	(193,748)	(18,355)	(14,500)
Net policy repayments (loans) (note 5)		66,277	83,798	(127,616)	(141,924)	(19,809)	(4,546)	(36,630)	(130,368)
Deductions for surrender charges (note 2d)		(9,069)	(21,558)	(3,938)	(7,044)	(11,730)	(23,074)	(7,271)	(7,460)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(676,872)	(762,055)	(846,509)	(980,535)	(1,229,048)	(1,268,726)	(198,802)	(189,795)
Asset charges (note 3):
FPVUL & VEL contracts		(55,680)	(59,617)	(30,823)	(33,634)	(88,246)	(86,926)	(15,987)	(15,348)
MSP contracts		(3,421)	(3,368)	(1,170)	(1,332)	(3,090)	(2,786)	(363)	(363)
SL contracts or LSFP contracts		(7,333)	(8,853)	(3,665)	(4,688)	(6,931)	(7,976)	(2,363)	(2,489)
Adjustments to maintain reserves		(69)	42	205	(118)	3	14	(2)	184

Net equity transactions		(2,076,353)	(1,341,681)	(4,652,468)	(5,143,618)	(2,186,713)	(3,510,791)	(470,708)	(489,512)

Net change in contract owners’ equity		853,317	(2,703,016)	3,724,424	(9,206,777)	1,787,853	(3,483,875)	251,848	(576,276)
Contract owners’ equity beginning of period		14,716,454	17,419,470	42,498,448	51,705,225	24,385,769	27,869,644	4,142,765	4,719,041

Contract owners’ equity end of period	$	15,569,771	14,716,454	46,222,872	42,498,448	26,173,622	24,385,769	4,394,613	4,142,765

CHANGES IN UNITS:
Beginning units		1,097,060	1,191,196	3,043,484	3,390,923	1,822,719	2,084,925	194,582	216,746
Units purchased		100,236	123,261	83,269	268,863	110,463	151,046	13,098	18,455
Units redeemed		(239,851)	(217,397)	(392,280)	(616,302)	(259,026)	(413,252)	(32,736)	(40,619)

Ending units		957,445	1,097,060	2,734,473	3,043,484	1,674,156	1,822,719	174,944	194,582

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVAG		OVSB		PMVAAA		PMVFBA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(11,714)	(14,635)	138,134	59,526	958,325	218,395	134,266	47,815
Realized gain (loss) on investments		705,073	1,401,345	10,126	194,366	15,255	55,638	97,018	114,884
Change in unrealized gain (loss) on investments		2,940,005	(871,098)	9,646	(276,246)	950,375	(238,663)	(168,660)	16,445
Reinvested capital gains		-	-	25,947	24,713	-	-	47,707	8,754

Net increase (decrease) in contract owners’ equity resulting from operations		3,633,364	515,612	183,853	2,359	1,923,955	35,370	110,331	187,898

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,503,020	1,769,330	23,507	6	405,937	343,378	79,348	68,840
Transfers between funds		(1,586,853)	(1,600,184)	(474,074)	163,102	20,604,643	920,918	(356,931)	713,352
Surrenders (note 6)		(1,775,054)	(2,934,375)	(27,520)	(87,201)	(469,507)	(16,002)	(249,221)	(67,703)
Death Benefits (note 4)		(97,014)	(63,421)	(2,935)	-	(39,305)	(1,679)	(20,486)	-
Net policy repayments (loans) (note 5)		214,139	(121,896)	4,514	60,861	1,473	69	(29,180)	(40,781)
Deductions for surrender charges (note 2d)		(4,468)	(4,912)	(273)	-	-	-	(655)	(2,069)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,211,232)	(1,205,846)	(28,011)	(16,430)	(158,140)	(55,933)	(97,084)	(83,945)
Asset charges (note 3):
FPVUL & VEL contracts		(80,892)	(77,022)	(1,381)	-	(1,660)	(678)	(4,642)	(4,607)
MSP contracts		(1,405)	(1,421)	(18)	-	-	-	(28)	(29)
SL contracts or LSFP contracts		(3,769)	(4,281)	(122)	-	-	-	(1,359)	(1,449)
Adjustments to maintain reserves		(893)	(1,355)	(15)	(3)	100	3	157	(158)

Net equity transactions		(3,044,421)	(4,245,383)	(506,328)	120,335	20,343,541	1,190,076	(680,081)	581,451

Net change in contract owners’ equity		588,943	(3,729,771)	(322,475)	122,694	22,267,496	1,225,446	(569,750)	769,349
Contract owners’ equity beginning of period		22,650,333	26,380,104	2,188,604	2,065,910	3,334,681	2,109,235	2,697,459	1,928,110

Contract owners’ equity end of period	$	23,239,276	22,650,333	1,866,129	2,188,604	25,602,177	3,334,681	2,127,709	2,697,459

CHANGES IN UNITS:
Beginning units		1,811,076	2,217,825	188,028	178,634	211,585	136,442	205,816	159,594
Units purchased		109,680	235,787	141,928	18,483	1,249,481	83,057	12,288	63,954
Units redeemed		(333,576)	(642,536)	(189,901)	(9,089)	(40,731)	(7,914)	(64,083)	(17,732)

Ending units		1,587,180	1,811,076	140,055	188,028	1,420,335	211,585	154,021	205,816

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PMVLGA		PMVLDA		PMVRRA		PMVTRA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	7,962	5,056	971,127	983,396	1,037,293	1,875,996	9,769,888	8,786,706
Realized gain (loss) on investments		52,397	8,394	922,417	1,412,217	4,917,466	4,165,888	4,046,556	3,874,880
Change in unrealized gain (loss) on investments		(82,091)	44,365	1,238,479	(1,731,371)	(2,418,651)	1,779,633	14,162,170	(6,242,224)
Reinvested capital gains		39,644	7,343	-	-	6,195,039	3,220,342	8,219,576	5,477,890

Net increase (decrease) in contract owners’ equity resulting from operations		17,912	65,158	3,132,023	664,242	9,731,147	11,041,859	36,198,190	11,897,252

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		3,390	10,381	1,864,987	1,552,674	3,835,087	2,238,877	9,334,693	8,278,682
Transfers between funds		8,120	337,298	(7,148,402)	(1,173,376)	(6,161,189)	13,485,637	23,284,724	20,717,589
Surrenders (note 6)		-	(32,394)	(8,948,394)	(8,714,029)	(2,062,670)	(3,235,952)	(9,448,396)	(13,493,886)
Death Benefits (note 4)		-	-	(251,367)	(52,662)	(177,232)	(47,374)	(687,582)	(716,043)
Net policy repayments (loans) (note 5)		(17,174)	(629)	937,693	179,822	46,681	381,119	(199,475)	203,992
Deductions for surrender charges (note 2d)		-	-	(628)	(4,369)	-	-	(1,989)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(14,455)	(5,573)	(1,050,617)	(1,155,201)	(1,507,508)	(1,217,930)	(4,960,686)	(4,342,690)
Asset charges (note 3):
FPVUL & VEL contracts		-	(7)	(22,465)	(20,900)	(6,823)	(3,852)	(33,672)	(17,084)
MSP contracts		-	-	(1,026)	(645)	-	-	-	-
SL contracts or LSFP contracts		-	-	(3,136)	(2,758)	-	-	-	-
Adjustments to maintain reserves		39	(18)	3,741	865	(824)	3,220	28,233	(8,462)

Net equity transactions		(20,080)	309,058	(14,619,614)	(9,390,579)	(6,034,478)	11,603,745	17,315,850	10,622,098

Net change in contract owners’ equity		(2,168)	374,216	(11,487,591)	(8,726,337)	3,696,669	22,645,604	53,514,040	22,519,350
Contract owners’ equity beginning of period		413,356	39,140	62,639,487	71,365,824	112,848,726	90,203,122	381,039,500	358,520,150

Contract owners’ equity end of period	$	411,188	413,356	51,151,896	62,639,487	116,545,395	112,848,726	434,553,540	381,039,500

CHANGES IN UNITS:
Beginning units		30,627	3,697	4,435,185	5,100,138	6,190,538	5,524,210	21,977,687	21,388,148
Units purchased		11,897	31,216	501,797	320,000	341,040	1,240,647	1,674,373	1,745,340
Units redeemed		(13,288)	(4,286)	(1,510,855)	(984,953)	(640,182)	(574,319)	(748,163)	(1,155,801)

Ending units		29,236	30,627	3,426,127	4,435,185	5,891,396	6,190,538	22,903,897	21,977,687

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PIVEMI		PIHYB1		PVGIB		PVTIGB
		2012	2011	2012	2011	2012	2011	2012	2011

Investment activity:
Net investment income (loss)	$	5,256	2,294	659,991	560,129	12,418	9,069	19,943	37,035
Realized gain (loss) on investments		(237,394)	92,935	(10,758)	2,000,371	17,455	(88,137)	(152,133)	(155,417)
Change in unrealized gain (loss) on investments		373,467	(566,240)	423,803	(2,439,424)	103,096	44,412	312,201	(60,329)
Reinvested capital gains		44,847	-	611,210	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		186,176	(471,011)	1,684,246	121,076	132,969	(34,656)	180,011	(178,711)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		170,349	207,666	249,346	230,173	53,865	72,149	55,258	45,321
Transfers between funds		(305,700)	(39,571)	(3,336,330)	(2,544,783)	(5,747)	(19,662)	1,598	26,929
Surrenders (note 6)		(39,577)	(29,572)	(728,870)	(487,390)	(32,940)	(52,017)	(119,461)	(113,295)
Death Benefits (note 4)		(1,155)	(10,313)	(45,552)	(35,389)	-	(814)	-	-
Net policy repayments (loans) (note 5)		5,666	(490)	48,453	108,820	(30,223)	(3,492)	12,523	(1,449)
Deductions for surrender charges (note 2d)		-	-	-	-	(667)	(6,540)	(952)	(2,790)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(42,688)	(53,188)	(175,006)	(175,268)	(39,161)	(40,078)	(45,617)	(50,756)
Asset charges (note 3):
FPVUL & VEL contracts		(1,322)	(1,570)	(589)	(495)	(3,078)	(3,051)	(3,040)	(3,510)
MSP contracts		-	-	-	-	(32)	(30)	(84)	(146)
SL contracts or LSFP contracts		-	-	-	-	(240)	(228)	(202)	(232)
Adjustments to maintain reserves		(2)	(58)	49,810	1,041	9	(4)	1	61

Net equity transactions		(214,429)	72,904	(3,938,738)	(2,903,291)	(58,214)	(53,767)	(99,976)	(99,867)

Net change in contract owners’ equity		(28,253)	(398,107)	(2,254,492)	(2,782,215)	74,755	(88,423)	80,035	(278,578)
Contract owners’ equity beginning of period		1,605,557	2,003,664	9,887,817	12,670,032	692,690	781,113	874,372	1,152,950

Contract owners’ equity end of period	$	1,577,304	1,605,557	7,633,325	9,887,817	767,445	692,690	954,407	874,372

CHANGES IN UNITS:
Beginning units		238,075	227,376	480,450	604,436	50,439	54,238	59,303	64,956
Units purchased		24,164	33,209	25,297	68,279	4,168	5,269	3,846	3,121
Units redeemed		(53,012)	(22,510)	(185,568)	(192,265)	(7,701)	(9,068)	(10,054)	(8,774)
Ending units		209,227	238,075	320,179	480,450	46,906	50,439	53,095	59,303

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PVTSCB		PVTVB		ACGI		ACEG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	8	23	5,665	-	45,577	20,494	-	-
Realized gain (loss) on investments		848	278	20,137	181,646	5,733	(17,278)	(10,657)	-
Change in unrealized gain (loss) on investments		517	(891)	191,874	(542,364)	278,485	(85,006)	(17,932)	-
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,373	(590)	217,676	(360,718)	329,795	(81,790)	(28,589)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		155	941	114,123	133,531	42,176	28,920	56,385	-
Transfers between funds		(7,913)	3,471	(538,770)	435,708	1,410,572	1,851,373	852,239	-
Surrenders (note 6)		(1,049)	(281)	(77,991)	(72,586)	-	-	(33,929)	-
Death Benefits (note 4)		-	-	(39,863)	(3,782)	-	-	-	-
Net policy repayments (loans) (note 5)		-	(380)	(18,480)	(35,323)	(992)	-	(4,664)	-
Deductions for surrender charges (note 2d)		-	-	(1,085)	(1,299)	-	-	(1,256)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(184)	(313)	(60,193)	(72,293)	(32,974)	(15,489)	(34,972)	-
Asset charges (note 3):
FPVUL & VEL contracts		-	-	(5,017)	(5,617)	(77)	(34)	(2,448)	-
MSP contracts		-	-	(427)	(274)	-	-	(111)	-
SL contracts or LSFP contracts		-	-	(1,338)	(1,214)	-	-	(153)	-
Adjustments to maintain reserves		(2)	4	(13)	3	27	(7)	1,781	-

Net equity transactions		(8,993)	3,442	(629,054)	376,854	1,418,732	1,864,763	832,872	-

Net change in contract owners’ equity		(7,620)	2,852	(411,378)	16,136	1,748,527	1,782,973	804,283	-
Contract owners’ equity beginning of period		10,584	7,732	1,549,311	1,533,175	1,782,973	-	-	-

Contract owners’ equity end of period	$	2,964	10,584	1,137,933	1,549,311	3,531,500	1,782,973	804,283	-

CHANGES IN UNITS:
Beginning units		1,253	870	103,328	84,002	176,833	-	-	-
Units purchased		18	499	11,327	33,063	132,500	178,371	90,841	-
Units redeemed		(972)	(116)	(48,216)	(13,737)	(3,095)	(1,538)	(8,351)	-

Ending units		299	1,253	66,439	103,328	306,238	176,833	82,490	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AVBVI		AVHY1		AVIE		AVMCCI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	8,585	4,841	414,626	201,410	500,285	539,239	(1,200)	285
Realized gain (loss) on investments		31,721	41,063	52,982	(212,246)	2,291,229	1,456,983	3,235	6,706
Change in unrealized gain (loss) on investments		73,113	(60,262)	755,725	(163,934)	2,695,361	(4,854,583)	73,852	(30,564)
Reinvested capital gains		-	-	-	-	-	-	9,920	-

Net increase (decrease) in contract owners’ equity resulting from operations		113,419	(14,358)	1,223,333	(174,770)	5,486,875	(2,858,361)	85,807	(23,573)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		8,810	13,955	293,870	326,949	1,423,673	1,227,418	52,626	102,917
Transfers between funds		5,181	131,425	1,731,252	6,352,826	3,532,290	3,677,027	606,298	72,565
Surrenders (note 6)		(115,851)	(61,119)	(180,590)	(169,500)	(3,298,790)	(5,855,981)	(2,087)	-
Death Benefits (note 4)		(538)	(1,737)	(29,544)	-	(97,506)	(16,904)	-	-
Net policy repayments (loans) (note 5)		(5,123)	(4,455)	(7,012)	(12,040)	542,839	172,376	-	-
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(19,803)	(15,689)	(87,378)	(59,034)	(527,292)	(583,789)	(12,785)	(5,515)
Asset charges (note 3):
FPVUL & VEL contracts		1	(8)	(1,194)	(790)	(1,590)	(1,575)	(34)	(24)
MSP contracts		-	-	-	-	-	-	-	-
SL contracts or LSFP contracts		(2)	-	-	-	-	-	-	-
Adjustments to maintain reserves		(7)	12	58	4	(111)	363	(12)	10

Net equity transactions		(127,332)	62,384	1,719,462	6,438,415	1,573,513	(1,381,065)	644,006	169,953

Net change in contract owners’ equity		(13,913)	48,026	2,942,795	6,263,645	7,060,388	(4,239,426)	729,813	146,380
Contract owners’ equity beginning of period		705,047	657,021	6,945,954	682,309	35,243,614	39,483,040	251,715	105,335

Contract owners’ equity end of period	$	691,134	705,047	9,888,749	6,945,954	42,304,002	35,243,614	981,528	251,715

CHANGES IN UNITS:
Beginning units		54,159	48,919	649,726	64,325	2,039,047	2,126,295	18,883	7,377
Units purchased		6,105	11,332	172,518	613,371	271,688	310,352	48,942	12,111
Units redeemed		(15,078)	(6,092)	(31,161)	(27,970)	(187,805)	(397,600)	(1,278)	(605)

Ending units		45,186	54,159	791,083	649,726	2,122,930	2,039,047	66,547	18,883

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ROCMC		ROCSC		TREI2		TRHS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(98,249)	1,156,925	(2,529)	4,869	978,870	808,599	(10,898)	(6,007)
Realized gain (loss) on investments		7,177,406	4,063,611	(32,530)	67,759	8,046,398	3,355,631	583,767	749,529
Change in unrealized gain (loss) on investments		(4,752,250)	(11,843,706)	246,246	(328,998)	(469,846)	(5,936,383)	1,287,372	(596,039)
Reinvested capital gains		886,619	-	58,574	-	-	-	181,641	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,213,526	(6,623,170)	269,761	(256,370)	8,555,422	(1,772,153)	2,041,882	147,483

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,836,995	1,394,522	97	(32)	1,833,784	1,693,788	228,034	79,862
Transfers between funds		(8,294,417)	8,310,866	(158,651)	2,385,217	(9,821,854)	4,465,631	3,125,355	3,354,489
Surrenders (note 6)		(3,247,544)	(2,592,594)	(62,984)	(88,000)	(5,090,653)	(5,979,208)	(279,220)	(189,189)
Death Benefits (note 4)		(87,184)	(42,172)	(10,136)	-	(101,230)	(24,439)	(32,726)	-
Net policy repayments (loans) (note 5)		58,784	139,232	-	(698)	524,581	41,000	(89,226)	71,065
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	(2,154)	(815)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(612,504)	(686,202)	(18,244)	(10,974)	(883,582)	(1,008,263)	(211,384)	(66,505)
Asset charges (note 3):
FPVUL & VEL contracts		(3,005)	(2,237)	-	-	(2,933)	(2,732)	(11,180)	(3,292)
MSP contracts		-	-	-	-	-	-	(294)	(192)
SL contracts or LSFP contracts		-	-	-	-	-	(93)	(1,400)	(558)
Adjustments to maintain reserves		272	(396)	8	(11)	(372)	(6,217)	37	17

Net equity transactions		(10,348,603)	6,521,019	(249,910)	2,285,502	(13,542,259)	(820,533)	2,725,842	3,244,882

Net change in contract owners’ equity		(7,135,077)	(102,151)	19,851	2,029,132	(4,986,837)	(2,592,686)	4,767,724	3,392,365
Contract owners’ equity beginning of period		46,931,822	47,033,973	2,358,822	329,690	58,088,951	60,681,637	5,857,010	2,464,645

Contract owners’ equity end of period	$	39,796,745	46,931,822	2,378,673	2,358,822	53,102,114	58,088,951	10,624,734	5,857,010

CHANGES IN UNITS:
Beginning units		1,937,636	1,703,587	205,572	27,732	3,550,013	3,664,323	494,264	229,465
Units purchased		87,848	441,749	-	186,172	110,934	394,468	237,769	297,514
Units redeemed		(495,708)	(207,700)	(20,923)	(8,332)	(878,586)	(508,778)	(46,980)	(32,715)

Ending units		1,529,776	1,937,636	184,649	205,572	2,782,361	3,550,013	685,053	494,264

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TRLT1		TRMCG2		TRNAG1		TRPSB1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	25,715	6,924	(55,913)	(59,550)	99,820	(283)	62,629	47,563
Realized gain (loss) on investments		(3,184)	(2,510)	1,573,337	3,422,163	827,755	3,721,605	37,760	83,952
Change in unrealized gain (loss) on investments		(3,170)	(5,156)	(506,882)	(7,304,348)	2,200,732	(6,179,040)	220,545	(213,016)
Reinvested capital gains		4,780	3,684	2,196,415	3,142,076	207,221	1,761,338	107,742	-

Net increase (decrease) in contract owners’ equity resulting from operations		24,141	2,942	3,206,957	(799,659)	3,335,528	(696,380)	428,676	(81,501)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		450,810	12,243	323,174	400,828	2,215,774	2,005,372	180,689	130,917
Transfers between funds		1,547,000	413,712	(3,749,882)	6,521,675	8,238,783	3,874,384	802,071	1,559,176
Surrenders (note 6)		-	(25,800)	(2,327,406)	(2,274,381)	(836,617)	(3,087,498)	(343,882)	(106,811)
Death Benefits (note 4)		(8,394)	-	(85,728)	(1,913)	(67,023)	(49,128)	-	(2,229)
Net policy repayments (loans) (note 5)		(266)	-	645,764	129,610	(36,605)	81,914	4,171	(109)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(24,745)	(8,950)	(279,660)	(316,069)	(467,662)	(427,802)	(38,954)	(34,404)
Asset charges (note 3):
FPVUL & VEL contracts		(38)	(8)	-	-	(4,707)	(2,208)	(672)	(590)
MSP contracts		-	-	-	-	-	-	-	-
SL contracts or LSFP contracts		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(48)	(45)	215	(163)	228	(77)	24	3

Net equity transactions		1,964,319	391,152	(5,473,523)	4,459,587	9,042,171	2,394,957	603,447	1,545,953

Net change in contract owners’ equity		1,988,460	394,094	(2,266,566)	3,659,928	12,377,699	1,698,577	1,032,123	1,464,452
Contract owners’ equity beginning of period		394,094	-	25,995,841	22,335,913	22,061,426	20,362,849	2,956,718	1,492,266

Contract owners’ equity end of period	$	2,382,554	394,094	23,729,275	25,995,841	34,439,125	22,061,426	3,988,841	2,956,718

CHANGES IN UNITS:
Beginning units		39,025	-	1,012,297	854,608	1,483,224	1,352,960	261,403	131,118
Units purchased		195,283	42,495	12,952	226,810	659,250	394,760	87,708	169,577
Units redeemed		(3,469)	(3,470)	(210,101)	(69,121)	(91,638)	(264,496)	(42,223)	(39,292)

Ending units		230,839	39,025	815,148	1,012,297	2,050,836	1,483,224	306,888	261,403

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TRBCGP		VWEM		VWHA		VVB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	91	-	(12,534)	177,094	207,042	596,319	92,504	59,022
Realized gain (loss) on investments		(2)	-	1,673,137	2,067,853	1,309,554	4,862,359	272,511	156,675
Change in unrealized gain (loss) on investments		(69)	-	2,222,411	(7,310,068)	(3,652,443)	(16,096,879)	118,575	(162,248)
Reinvested capital gains		-	-	-	-	4,029,357	719,170	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		20	-	3,883,014	(5,065,121)	1,893,510	(9,919,031)	483,590	53,449

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	-	391,274	449,431	1,743,405	1,772,789	78	-
Transfers between funds		80,133	-	(1,537,915)	82,553	(6,925,010)	2,866,975	763,187	1,509,002
Surrenders (note 6)		-	-	(1,247,169)	(1,166,000)	(1,381,536)	(3,754,943)	(117,473)	(113,800)
Death Benefits (note 4)		-	-	(81,227)	(44,066)	(107,500)	(206,661)	(17,562)	-
Net policy repayments (loans) (note 5)		-	-	262,877	(106,586)	67,525	70,375	-	131,383
Deductions for surrender charges (note 2d)		-	-	(744)	(65)	-	(619)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(121)	-	(469,991)	(538,663)	(797,193)	(982,086)	(30,933)	(19,899)
Asset charges (note 3):
FPVUL & VEL contracts		-	-	(26,800)	(32,214)	(29,316)	(35,396)	-	-
MSP contracts		-	-	(462)	(507)	(749)	(1,018)	-	-
SL contracts or LSFP contracts		-	-	(2,544)	(3,042)	(2,579)	(3,294)	-	-
Adjustments to maintain reserves		(1)	-	98	(543)	(186)	(766)	25	1

Net equity transactions		80,011	-	(2,712,603)	(1,359,702)	(7,433,139)	(274,644)	597,322	1,506,687

Net change in contract owners’ equity		80,031	-	1,170,411	(6,424,823)	(5,539,629)	(10,193,675)	1,080,912	1,560,136
Contract owners’ equity beginning of period		-	-	14,578,958	21,003,781	48,366,916	58,560,591	3,477,440	1,917,304

Contract owners’ equity end of period	$	80,031	-	15,749,369	14,578,958	42,827,287	48,366,916	4,558,352	3,477,440

CHANGES IN UNITS:
Beginning units		-	-	500,671	542,854	1,097,201	1,108,821	318,666	181,821
Units purchased		7,899	-	19,563	42,979	74,100	121,540	67,258	149,504
Units redeemed		(12)	-	(99,113)	(85,162)	(214,917)	(133,160)	(14,057)	(12,659)

Ending units		7,887	-	421,121	500,671	956,384	1,097,201	371,867	318,666

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VVDV		VVI		VVMCI		VVREI
		2012	2011	2012	2011	2012	2011	2012	2011

Investment activity:
Net investment income (loss)	$	45,663	30,986	82,602	56,151	77,224	75,082	33,981	35,184
Realized gain (loss) on investments		363,470	37,060	214,008	544,628	39,495	1,428,704	46,946	144,156
Change in unrealized gain (loss) on investments		769,193	(32,736)	461,961	(1,284,447)	840,782	(1,484,498)	138,516	33,221
Reinvested capital gains		-	-	-	-	246,150	-	65,623	27,470

Net increase (decrease) in contract owners’ equity resulting from operations		1,178,326	35,310	758,571	(683,668)	1,203,651	19,288	285,066	240,031

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		548	(3)	(280)	1	109	64	100	39
Transfers between funds		10,566,488	479,325	(117,121)	350,248	1,117,221	(1,502,043)	79,083	(752,605)
Surrenders (note 6)		(284,711)	(74,600)	(115,578)	(177,100)	(245,236)	(281,700)	(49,206)	(57,401)
Death Benefits (note 4)		(43,388)	-	(18,424)	-	(36,945)	-	(7,752)	-
Net policy repayments (loans) (note 5)		-	82,823	-	114,400	-	201,118	-	43,716
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(54,136)	(13,597)	(32,642)	(32,248)	(65,754)	(60,398)	(13,635)	(13,444)
Asset charges (note 3):
FPVUL & VEL contracts		-	-	-	-	-	-	-	-
MSP contracts		-	-	-	-	-	-	-	-
SL contracts or LSFP contracts		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		62	(5)	37	(21)	57	(17)	17	(11)

Net equity transactions		10,184,863	473,943	(284,008)	255,280	769,452	(1,642,976)	8,607	(779,706)

Net change in contract owners’ equity		11,363,189	509,253	474,563	(428,388)	1,973,103	(1,623,688)	293,673	(539,675)
Contract owners’ equity beginning of period		2,212,913	1,703,660	3,963,790	4,392,178	7,392,592	9,016,280	1,556,333	2,096,008

Contract owners’ equity end of period	$	13,576,102	2,212,913	4,438,353	3,963,790	9,365,695	7,392,592	1,850,006	1,556,333

CHANGES IN UNITS:
Beginning units		238,735	190,605	504,659	482,506	732,274	873,116	138,701	202,142
Units purchased		1,057,688	57,993	-	46,615	102,095	20,705	7,511	4,556
Units redeemed		(36,636)	(9,863)	(33,329)	(24,462)	(31,688)	(161,547)	(5,556)	(67,997)

Ending units		1,259,787	238,735	471,330	504,659	802,681	732,274	140,656	138,701

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VVSTC		VVHGB		WRASP		WRGP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	110,350	117,868	190,032	290,274	135,810	107,992	(1,949)	5,171
Realized gain (loss) on investments		19,714	125,043	15,220	(86,941)	310,272	346,527	98,325	180,818
Change in unrealized gain (loss) on investments		68,358	(210,980)	(3,229)	234,714	1,753,592	(1,341,774)	(8,851)	(236,218)
Reinvested capital gains		-	35,806	67,969	83,030	-	-	146,644	71,426

Net increase (decrease) in contract owners’ equity resulting from operations		198,422	67,737	269,992	521,077	2,199,674	(887,255)	234,169	21,197

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		56	2	192	43	861,333	970,957	107,095	116,465
Transfers between funds		1,415,441	1,072,210	1,121,074	(2,419,858)	1,426,787	4,027,721	(300,133)	627,453
Surrenders (note 6)		(142,422)	(158,500)	(198,318)	(220,200)	(621,037)	(561,494)	(70,714)	(41,571)
Death Benefits (note 4)		(21,259)	-	(30,792)	-	(5,925)	(7,147)	(12,164)	(432)
Net policy repayments (loans) (note 5)		-	45,970	-	177,368	(55,088)	(247,120)	4,718	(183)
Deductions for surrender charges (note 2d)		-	-	-	-	(3,838)	(13,480)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(36,584)	(28,692)	(54,296)	(53,172)	(445,956)	(386,213)	(36,613)	(33,565)
Asset charges (note 3):
FPVUL & VEL contracts		-	-	-	-	(32,296)	(26,642)	(518)	(487)
MSP contracts		-	-	-	-	(659)	(612)	-	-
SL contracts or LSFP contracts		-	-	-	-	(3,191)	(3,058)	-	-
Adjustments to maintain reserves		37	(7)	63	(21)	25	11	19	36

Net equity transactions		1,215,269	930,983	837,923	(2,515,840)	1,120,155	3,752,923	(308,310)	667,716

Net change in contract owners’ equity		1,413,691	998,720	1,107,915	(1,994,763)	3,319,829	2,865,668	(74,141)	688,913
Contract owners’ equity beginning of period		4,547,420	3,548,700	6,201,024	8,195,787	11,126,413	8,260,745	2,157,652	1,468,739

Contract owners’ equity end of period	$	5,961,111	4,547,420	7,308,939	6,201,024	14,446,242	11,126,413	2,083,511	2,157,652

CHANGES IN UNITS:
Beginning units		390,379	310,148	579,704	823,116	1,052,778	725,061	150,968	104,806
Units purchased		117,372	96,949	104,132	19,447	225,359	430,132	17,778	51,778
Units redeemed		(16,649)	(16,718)	(25,634)	(262,859)	(131,185)	(102,415)	(39,065)	(5,616)

Ending units		491,102	390,379	658,202	579,704	1,146,952	1,052,778	129,681	150,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRHIP		WRMCG		WRRESP		WRSTP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(446)	-	(203)	-	17,006	14,856	(7,191)	(4,654)
Realized gain (loss) on investments		24,938	-	1,822	-	298,072	162,557	(51,308)	93,672
Change in unrealized gain (loss) on investments		325,194	-	20,249	-	120,052	(88,891)	581,158	(408,785)
Reinvested capital gains		-	-	-	-	-	-	293,134	78,015

Net increase (decrease) in contract owners’ equity resulting from operations		349,686	-	21,868	-	435,130	88,522	815,793	(241,752)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		53,681	-	212,223	-	313,670	173,268	643,655	354,158
Transfers between funds		12,761,889	-	322,794	-	(620,180)	1,023,395	1,128,559	1,130,557
Surrenders (note 6)		(142,079)	-	(1,202)	-	(176,973)	(13,225)	(82,322)	(107,028)
Death Benefits (note 4)		-	-	-	-	(337)	(5,980)	(19,103)	(6,806)
Net policy repayments (loans) (note 5)		2,482	-	871	-	(15,263)	(9,079)	(17,189)	(512)
Deductions for surrender charges (note 2d)		(650)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(30,809)	-	(4,427)	-	(55,027)	(49,056)	(80,714)	(51,935)
Asset charges (note 3):
FPVUL & VEL contracts		(984)	-	(181)	-	(1,901)	(1,194)	(1,902)	(492)
MSP contracts		-	-	-	-	-	-	-	-
SL contracts or LSFP contracts		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		8	-	10	-	45	(8)	(288)	(2)

Net equity transactions		12,643,538	-	530,088	-	(555,966)	1,118,121	1,570,696	1,317,940

Net change in contract owners’ equity		12,993,224	-	551,956	-	(120,836)	1,206,643	2,386,489	1,076,188
Contract owners’ equity beginning of period		-	-	-	-	2,733,015	1,526,372	2,428,472	1,352,284

Contract owners’ equity end of period	$	12,993,224	-	551,956	-	2,612,179	2,733,015	4,814,961	2,428,472

CHANGES IN UNITS:
Beginning units		-	-	-	-	205,643	120,636	237,727	124,666
Units purchased		1,208,359	-	55,823	-	22,755	90,993	149,748	133,710
Units redeemed		(15,888)	-	(1,420)	-	(61,540)	(5,986)	(18,573)	(20,649)

Ending units		1,192,471	-	54,403	-	166,858	205,643	368,902	237,727

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SVDF		SVOF		WFVSCG		JAGTS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(7,302)	(4,779)	(10,642)	(4,273)	(15,671)	(16,642)	-	-
Realized gain (loss) on investments		388,313	192,078	1,313,955	498,551	237,254	553,938	213,090	138,798
Change in unrealized gain (loss) on investments		646,430	(159,318)	(216,417)	(1,409,759)	200,685	(1,431,474)	171,125	(347,812)
Reinvested capital gains		-	-	2,967	-	399,880	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,027,441	27,981	1,089,863	(915,481)	822,148	(894,178)	384,215	(209,014)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		853,396	809,784	35,750	25,196	566,441	789,671	175,667	832,813
Transfers between funds		2,630,752	311,525	(746,935)	684,870	(2,720,436)	4,401,382	(2,395,621)	(29,831)
Surrenders (note 6)		(80,797)	(82,581)	(161,108)	(457,906)	(485,045)	(809,636)	(80,927)	(707,588)
Death Benefits (note 4)		-	(3,215)	(11,870)	-	(62,700)	(20,884)	(32,262)	(5,803)
Net policy repayments (loans) (note 5)		6,673	-	-	-	(7,557)	(75,750)	44,324	515,466
Deductions for surrender charges (note 2d)		-	-	-	-	(1,398)	(1,699)	(146)	(1,342)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(91,631)	(71,785)	(125,797)	(121,070)	(168,347)	(202,326)	(56,377)	(142,574)
Asset charges (note 3):
FPVUL & VEL contracts		(6,679)	(5,416)	-	-	(6,632)	(6,480)	(3,041)	(7,534)
MSP contracts		-	-	-	-	(28)	(27)	(35)	(47)
SL contracts or LSFP contracts		-	-	-	-	(1,114)	(1,204)	(333)	(969)
Adjustments to maintain reserves		30	(291)	65	(46)	109	7	3	(3)

Net equity transactions		3,311,744	958,021	(1,009,895)	131,044	(2,886,707)	4,073,054	(2,348,748)	452,588

Net change in contract owners’ equity		4,339,185	986,002	79,968	(784,437)	(2,064,559)	3,178,876	(1,964,533)	243,574
Contract owners’ equity beginning of period		5,231,978	4,245,976	8,109,871	8,894,308	9,992,568	6,813,692	1,964,533	1,720,959

Contract owners’ equity end of period	$	9,571,163	5,231,978	8,189,839	8,109,871	7,928,009	9,992,568	-	1,964,533

CHANGES IN UNITS:
Beginning units		502,516	409,144	551,488	569,959	967,648	628,074	189,756	151,587
Units purchased		295,872	109,982	9,255	55,370	56,695	438,761	18,855	82,897
Units redeemed		(15,782)	(16,610)	(77,432)	(73,841)	(311,807)	(99,187)	(208,611)	(44,728)

Ending units		782,606	502,516	483,311	551,488	712,536	967,648	-	189,756

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		JAIGS2		AVCA		AVCDI		OVHI3
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	92,341	-	1,487	(1,114)	(5,934)	255,446	124,543
Realized gain (loss) on investments		(1,506,517)	(1,469,791)	171,999	(45,636)	756,316	2,592,430	(17,110)	37,261
Change in unrealized gain (loss) on investments		3,726,083	(7,685,434)	(51,877)	(33,243)	(225,462)	(2,634,573)	(59,580)	(193,074)
Reinvested capital gains		-	246,048	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,219,566	(8,816,836)	120,122	(77,392)	529,740	(48,077)	178,756	(31,270)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		610,382	2,198,264	25,843	99,811	109,567	240,861	165,143	218,952
Transfers between funds		(18,958,503)	(2,824,710)	(918,875)	56,785	(4,360,071)	(5,005,636)	(1,559,695)	12,334
Surrenders (note 6)		(485,853)	(2,678,878)	(28,545)	(169,373)	(75,285)	(501,391)	(94,660)	(66,891)
Death Benefits (note 4)		(42,594)	(51,495)	-	(1,492)	(6,153)	(21,677)	(8,418)	-
Net policy repayments (loans) (note 5)		32,581	(12,198)	12,830	12,046	(17,669)	(19,893)	10,179	(8,575)
Deductions for surrender charges (note 2d)		(4,846)	(30,609)	(1,725)	(4,203)	(1,868)	(5,265)	(1,838)	(3,182)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(290,546)	(1,077,883)	(17,211)	(58,415)	(43,207)	(157,960)	(72,518)	(85,063)
Asset charges (note 3):
FPVUL & VEL contracts		(21,674)	(81,743)	(1,206)	(4,006)	(2,911)	(9,531)	(5,086)	(5,952)
MSP contracts		(652)	(2,209)	(55)	(167)	(101)	(332)	-	(19)
SL contracts or LSFP contracts		(2,667)	(9,629)	(99)	(375)	(345)	(1,076)	(479)	(563)
Adjustments to maintain reserves		(48)	(55)	(4)	-	-	(20)	(25)	2

Net equity transactions		(19,164,420)	(4,571,145)	(929,047)	(69,389)	(4,398,043)	(5,481,920)	(1,567,397)	61,043

Net change in contract owners’ equity		(16,944,854)	(13,387,981)	(808,925)	(146,781)	(3,868,303)	(5,529,997)	(1,388,641)	29,773
Contract owners’ equity beginning of period		16,944,854	30,332,835	808,925	955,706	3,868,303	9,398,300	1,388,641	1,358,868

Contract owners’ equity end of period	$	-	16,944,854	-	808,925	-	3,868,303	-	1,388,641

CHANGES IN UNITS:
Beginning units		1,571,373	1,903,372	63,786	69,399	215,710	489,353	477,390	458,373
Units purchased		50,496	181,793	1,999	11,786	5,867	14,467	53,030	88,529
Units redeemed		(1,621,869)	(513,792)	(65,785)	(17,399)	(221,577)	(288,110)	(530,420)	(69,512)

Ending units		-	1,571,373	-	63,786	-	215,710	-	477,390

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVHI		FGIS		NVAGF3		CSIEF3
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	47,188	33,769	-	(55)	-	14,484	-	29,894
Realized gain (loss) on investments		(714,793)	(288,662)	-	20,499	-	(35,519)	-	(46,211)
Change in unrealized gain (loss) on investments		702,080	248,488	-	(14,316)	-	11,159	-	(137,438)
Reinvested capital gains		-	-	-	-	-	19,764	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		34,475	(6,405)	-	6,128	-	9,888	-	(153,755)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	-	-	1	-	1,632	-	13,213
Transfers between funds		(286,292)	(8,035)	-	(82,801)	-	(402,938)	-	(817,290)
Surrenders (note 6)		(11,014)	(61,831)	-	-	-	-	-	(27,530)
Death Benefits (note 4)		(3,631)	(898)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		(3,527)	(2,196)	-	(161)	-	-	-	13,877
Deductions for surrender charges (note 2d)		(165)	(743)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(10,309)	(15,306)	-	(228)	-	(1,637)	-	(40,394)
Asset charges (note 3):
FPVUL & VEL contracts		(916)	(1,251)	-	-	-	(185)	-	(1,047)
MSP contracts		(71)	(88)	-	-	-	-	-	(8)
SL contracts or LSFP contracts		(74)	(149)	-	-	-	(26)	-	(12)
Adjustments to maintain reserves		(6)	-	-	(5)	-	(3)	-	78

Net equity transactions		(316,005)	(90,497)	-	(83,194)	-	(403,157)	-	(859,113)

Net change in contract owners’ equity		(281,530)	(96,902)	-	(77,066)	-	(393,269)	-	(1,012,868)
Contract owners’ equity beginning of period		281,530	378,432	-	77,066	-	393,269	-	1,012,868

Contract owners’ equity end of period	$	-	281,530	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units		68,934	90,495	-	9,015	-	31,818	-	89,347
Units purchased		-	-	-	-	-	82	-	1,879
Units redeemed		(68,934)	(21,561)	-	(9,015)	-	(31,900)	-	(91,226)

Ending units		-	68,934	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GEF3		WSCP		SVSHEB		TRBCG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	99	-	6,099	-	1,401	-	(279)
Realized gain (loss) on investments		-	(227)	-	320,543	-	33,748	-	58,093
Change in unrealized gain (loss) on investments		-	(255)	-	(340,650)	-	(20,155)	-	(26,550)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	(383)	-	(14,008)	-	14,994	-	31,264

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	1,010	-	44,010	-	-	-	(127)
Transfers between funds		-	(4,174)	-	(1,035,905)	-	(116,683)	-	(481,876)
Surrenders (note 6)		-	(1)	-	(47,762)	-	(97,321)	-	-
Death Benefits (note 4)		-	-	-	(1,187)	-	-	-	-
Net policy repayments (loans) (note 5)		-	(28)	-	17,179	-	9	-	(799)
Deductions for surrender charges (note 2d)		-	-	-	(158)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		-	(339)	-	(39,173)	-	(1,335)	-	(1,143)
Asset charges (note 3):
FPVUL & VEL contracts		-	(29)	-	(2,874)	-	-	-	-
MSP contracts		-	-	-	(97)	-	-	-	-
SL contracts or LSFP contracts		-	-	-	(509)	-	-	-	-
Adjustments to maintain reserves		-	1	-	(52,913)	-	2	-	4

Net equity transactions		-	(3,560)	-	(1,119,389)	-	(215,328)	-	(483,941)

Net change in contract owners’ equity		-	(3,943)	-	(1,133,397)	-	(200,334)	-	(452,677)
Contract owners’ equity beginning of period		-	3,943	-	1,133,397	-	200,334	-	452,677

Contract owners’ equity end of period	$	-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	264	-	91,046	-	24,343	-	34,892
Units purchased		-	66	-	10,432	-	-	-	-
Units redeemed		-	(330)	-	(101,478)	-	(24,343)	-	(34,892)

Ending units		-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF05S		GEF
		2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	425	-	23,600
Realized gain (loss) on investments		-	(48)	-	(546,568)
Change in unrealized gain (loss) on investments		-	-	-	480,203
Reinvested capital gains		-	89	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	466	-	(42,765)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	-	-	150,620
Transfers between funds		-	(452)	-	(3,993,072)
Surrenders (note 6)		-	-	-	(201,683)
Death Benefits (note 4)		-	-	-	(8,398)
Net policy repayments (loans) (note 5)		-	-	-	(15,463)
Deductions for surrender charges (note 2d)		-	-	-	(330)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		-	(13)	-	(75,579)
Asset charges (note 3):
FPVUL & VEL contracts		-	-	-	(6,011)
MSP contracts		-	-	-	(122)
SL contracts or LSFP contracts		-	-	-	(454)
Adjustments to maintain reserves		-	(1)	-	(85)

Net equity transactions		-	(466)	-	(4,150,577)

Net change in contract owners’ equity		-	-	-	(4,193,342)
Contract owners’ equity beginning of period		-	-	-	4,193,342

Contract owners’ equity end of period	$	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	-	-	257,781
Units purchased		-	1	-	12,356
Units redeemed		-	(1)	-	(270,137)

Ending units		-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)*
AMERICAN FUNDS GROUP (THE)
Asset Allocation Fund - Class 2 (AMVAA2)
Bond Fund - Class 2 (AMVBD2)
Global Small Capitalization Fund - Class 2 (AMVGS2)
Growth Fund - Class 2 (AMVGR2)
International Fund - Class 2 (AMVI2)
BLACKROCK FUNDS
Large Cap Core V.I. Fund - Class II (MLVLC2)
Global Allocation V.I. Fund - Class II (MLVGA2)
CALVERT FUNDS
Calvert VP SRI Equity Portfolio (CVSSE)
DAVIS FUNDS
Value Portfolio (DAVVL)
DELAWARE GROUP FUNDS
VIP Emerging Markets Series: Service Class (DWVEMS)*
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)*
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)
FIDELITY INVESTMENTS
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
INVESCO AIM INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Growth Portfolio- Class 1 (OGGO)
Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
LORD ABBETT FUNDS
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
MFS Bond Portfolio - Service Class (MVBDS)*
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
New Discovery Series - Service Class (MNDSC)
Research International Series - Service Class (MVRISC)
Value Series - Initial Class (MVFIC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
M FUNDS
M Business Opportunity Value Fund (MFBOV)*
M Capital Appreciation Fund (MFFCA)*
M International Equity Fund (MFBIE)*
M Large Cap Growth Fund (MFTCG)*
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)*
Global Real Estate Portfolio - Class II (VKVGR2)
Mid Cap Growth Portfolio - Class II (MSVMG2)*
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
U.S. Real Estate Portfolio - Class I (MSVRE)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class II (GVIX2)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Mid Cap Index Fund - Class II (MCIF2)*
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Growth and Income Portfolio - Class B (ALVGIB)*
VPS International Value Portfolio - Class A (ALVIVA)
VPS International Value Portfolio - Class B (ALVIVB)*
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)*
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)*
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)
VP Value Fund - Class II (ACVV2)*
VP Vista(SM) Fund - Class I (ACVVS1)
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
MidCap Stock Portfolio - Initial Shares (DVMCS)
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Opportunistic Small Cap Portfolio: Initial Shares (DSC)
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Small Cap Index VIP - Class A (BISCI)*
Variable Series II - DWS Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)*
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Contrafund Portfolio - Service Class (FCS)
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)*
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
VIP Growth & Income Portfolio - Service Class (FGIS)*
VIP Growth Opportunities Portfolio - Service Class (FGOS)
VIP Growth Portfolio - Service Class (FGS)
VIP Growth Portfolio - Service Class 2 (FG2)*
VIP High Income Portfolio - Service Class (FHIS)
VIP High Income Portfolio - Service Class R (FHISR)
VIP Index 500 Portfolio - Initial Class (FIP)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Mid Cap Portfolio - Service Class 2 (FMC2)*
VIP Overseas Portfolio - Service Class (FOS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)*
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Mid Cap Value- Institutional Shares (GVMCE)
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Growth Opportunities Funds - Service Class (BNCAI)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)*
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)*
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
Van Kampen V.I. Growth and Income Fund - Series II Shares (VKLGI2)*
V.I. American Value Fund - Series I Shares (MSVMV)*
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
V.I. High Yield Fund - Series I (AVHY1)
V.I. International Growth Fund - Series I (AVIE)
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
Small-Cap Portfolio - Investment Class (ROCSC)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio (TRLT1)
Limited-Term Bond Portfolio - II (TRLT2)
Mid-Cap Growth Portfolio - II (TRMCG2)
New America Growth Portfolio (TRNAG1)
Personal Strategy Balanced Portfolio (TRPSB1)
Blue Chip Growth Portfolio (TRBCGP)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
Vanguard(R) Variable Insurance Funds - Small Company Growth Portfolio (VVSCG)*
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - Growth (WRGP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
Variable Insurance Portfolios - Science and Technology (WRSTP)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $ 11,912,501 and $ 12,258,497, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation, Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life and Future Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units. For Nationwide MarathonSM Corporate Owned Flexbile Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net asset value of the Account. Currently, this rate will not exceed 0.50%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $43,126,682 and $49,066,651, respectively, and total transfers from the Account to the fixed account were $85,654,739 and $83,208,051, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$4,082,802,095	$0	$0	$4,082,802,095

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$84	$14
Asset Allocation Fund - Class 2 (AMVAA2)	2,026,038	816,964
Bond Fund - Class 2 (AMVBD2)	42,671	429,186
Global Small Capitalization Fund - Class 2 (AMVGS2)	511,835	488,691
Growth Fund - Class 2 (AMVGR2)	7,582,844	6,057,967
International Fund - Class 2 (AMVI2)	1,884,821	303,470
Large Cap Core V.I. Fund - Class II (MLVLC2)	897,559	712,448
Global Allocation V.I. Fund - Class II (MLVGA2)	2,312,661	1,626,477
Calvert VP SRI Equity Portfolio (CVSSE)	76,967	179,323
Value Portfolio (DAVVL)	799,475	391,846
VIP Small Cap Value Series: Service Class (DWVSVS)	4,169,872	344,249
Stock Index Fund, Inc. - Initial Shares (DSIF)	47,994,932	48,179,647
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	256,558	956,094
Floating-Rate Income Fund (ETVFR)	15,481,159	357,241
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	935	8
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	4,316,422	863,046
Mid Cap Growth Portfolio- Class 1 (OGGO)	553,243	1,007,595
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,738,039	22,035
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,238,694	3,629,715
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	5,973,602	18,150,761
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	3,392,413	2,856,394
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	26,943,808	22,133,232
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)	1,102,599	617,169
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,521,950	2,931,360
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	351,466	283,058
Investors Growth Stock Series - Initial Class (MIGIC)	491,150	681,115
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	93,584	15,517
New Discovery Series - Service Class (MNDSC)	682,660	29,692
Research International Series - Service Class (MVRISC)	2,527,779	153,907
Value Series - Initial Class (MVFIC)	1,883,047	1,972,262
Value Series - Service Class (MVFSC)	9,365,926	8,711,786
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	19,858,582	8,300,320
Core Plus Fixed Income Portfolio - Class I (MSVFI)	291,220	556,002
Emerging Markets Debt Portfolio - Class I (MSEM)	4,664,129	3,848,392

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Global Real Estate Portfolio - Class II (VKVGR2)	1,575,899	694,767
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	6,009,462	5,557,967
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	1,228,304	483,366
U.S. Real Estate Portfolio - Class I (MSVRE)	2,318,575	5,798,127
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,131,767	4,262,506
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,245,977	670,251
American Funds NVIT Bond Fund - Class II (GVABD2)	487,484	652,037
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	903,224	1,492,905
American Funds NVIT Growth Fund - Class II (GVAGR2)	700,866	2,121,425
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	358,799	626,329
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,440,325	4,890,898
Federated NVIT High Income Bond Fund - Class III (HIBF3)	4,731,365	5,376,855
NVIT Emerging Markets Fund - Class I (GEM)	2,033,387	2,635,016
NVIT Emerging Markets Fund - Class III (GEM3)	655,964	5,160,081
NVIT International Equity Fund - Class I (GIG)	2,565,722	2,792,652
NVIT International Equity Fund - Class III (GIG3)	529,468	1,234,679
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	1,469	149,979
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,357,054	1,570,551
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	7,500	341,724
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,282,236	884,634
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	5,866,019	2,904,420
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	1,749,657	953,643
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	2,736,062	1,069,208
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,244,399	1,535,608
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	509,674	699,265
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,168,930	471,055
NVIT Core Bond Fund - Class I (NVCBD1)	459,584	528,361
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,649,547	880,096
NVIT Nationwide Fund - Class I (TRF)	1,651,155	13,890,388
NVIT Government Bond Fund - Class I (GBF)	46,852,729	28,675,819
American Century NVIT Growth Fund - Class I (CAF)	875,777	1,338,164
NVIT International Index Fund - Class II (GVIX2)	3,422,485	3,972,654
NVIT International Index Fund - Class VI (GVIX6)	249,480	166,759
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,891,186	6,927,587
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,354,303	127,390
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	97,756	57,174
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,457,111	3,979,564
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,339,748	13,376,686
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,267,399	9,302,951
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,131,070	2,114,734
NVIT Mid Cap Index Fund - Class I (MCIF)	11,129,210	13,491,315
NVIT Money Market Fund - Class I (SAM)	31,713,456	37,011,202
NVIT Money Market Fund - Class V (SAM5)	97,521,645	107,033,872
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	549,997	2,168,272
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	2,915	57,576
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	270,905	631,672
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,125,488	3,190,021
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	492,227	1,230,167
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,318,068	6,113,683
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	21,077	23,522
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,197,965	1,066,551
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	864,582	2,283,124
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,531,684	7,270,636
NVIT Multi-Manager Small Company Fund - Class I (SCF)	3,462,614	10,164,506
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,021,154	3,951,118
NVIT Short Term Bond Fund - Class I (NVSTB1)	24,254,861	730,494
NVIT Short Term Bond Fund - Class II (NVSTB2)	748,841	913,176
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,299,644	13,555,575
Templeton NVIT International Value Fund - Class III (NVTIV3)	146,367	119,596
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	311,270	2,162,740
NVIT Real Estate Fund - Class I (NVRE1)	6,513,329	6,171,372
VPS Growth and Income Portfolio - Class A (ALVGIA)	1,978,761	1,562,420
VPS International Value Portfolio - Class A (ALVIVA)	1,931,774	5,515,070
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	3,468,276	5,167,172
VP Income & Growth Fund - Class I (ACVIG)	966,472	2,440,607
American Century VP Inflation Protection Fund - Class II (ACVIP2)	6,663,231	4,593,231
VP International Fund - Class I (ACVI)	455,277	1,684,696
VP Mid Cap Value Fund - Class I (ACVMV1)	2,371,969	950,447
VP Ultra(R) Fund - Class I (ACVU1)	308,405	727,024
VP Value Fund - Class I (ACVV)	5,912,299	8,565,578
VP Vista(SM) Fund - Class I (ACVVS1)	180,514	432,778
MidCap Stock Portfolio - Initial Shares (DVMCS)	90,425	185,078
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	11,888,499	8,928,019
Appreciation Portfolio - Initial Shares (DCAP)	10,828,882	6,613,491
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	547,007	501,824
International Value Portfolio - Initial Shares (DVIV)	2,626,282	8,303,806
Variable Series II - DWS Dreman Small Mid Cap Value VIP - Class B (SVSSVB)	355,572	1,647,746
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	36,369	84,831
Capital Appreciation Fund II - Primary Shares (FVCA2P)	132,801	666,224
Quality Bond Fund II - Primary Shares (FQB)	3,473,644	8,020,820
VIP Contrafund Portfolio - Service Class (FCS)	9,300,103	16,530,025
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,141,450	2,780,939
VIP Equity-Income Portfolio - Service Class (FEIS)	11,762,620	10,987,352
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	376,815	722,579
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,692,603	1,204,869

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,758,286	3,401,202
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	498,781	753,190
VIP Growth Opportunities Portfolio - Service Class (FGOS)	112,138	806,606
VIP Growth Portfolio - Service Class (FGS)	4,767,547	10,107,850
VIP High Income Portfolio - Service Class (FHIS)	4,049,960	3,073,024
VIP High Income Portfolio - Service Class R (FHISR)	1,795,503	1,030,077
VIP Index 500 Portfolio - Initial Class (FIP)	6,738,069	3,455,275
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	6,987,703	4,665,139
VIP Mid Cap Portfolio - Service Class (FMCS)	7,107,505	11,355,272
VIP Overseas Portfolio - Service Class (FOS)	809,998	5,527,528
VIP Overseas Portfolio - Service Class R (FOSR)	1,340,669	2,354,596
VIP Value Strategies Portfolio - Service Class (FVSS)	447,876	1,120,665
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	2,165,530	1,878,976
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	2,634,121	1,102,481
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	2,834,184	673,178
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,766,445	842,669
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	2,046,402	2,106,082
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	476,814	1,970,622
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	3,482,802	3,273,268
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	302,183	362,495
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	593,334	1,305,494
Templeton Foreign Securities Fund - Class 1 (TIF)	42,229	155,021
Templeton Foreign Securities Fund - Class 2 (TIF2)	2,779,195	2,492,270
Templeton Foreign Securities Fund - Class 3 (TIF3)	770,590	1,166,327
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	7,798,022	8,773,567
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	2,132,345	1,534,390
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	71,364	54,451
Mid Cap Value- Institutional Shares (GVMCE)	6,349,591	11,318,505
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	161,930	114,379
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	1,831,356	588,931
Growth Opportunities Funds - Service Class (BNCAI)	1,918,605	3,239,011
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	572,962	811,799
Guardian Portfolio - I Class Shares (AMGP)	122,781	1,398,686
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	671,784	2,719,693
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,550,057	3,214,886
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	1,707,022	1,028,495
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	202,877	894,246
Socially Responsive Portfolio - I Class Shares (AMSRS)	77,771	577,582
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	3,252,109	6,458,451
Global Securities Fund/VA - Class 3 (OVGS3)	1,103,973	2,850,733
Global Securities Fund/VA - Non-Service Shares (OVGS)	5,678,702	9,434,994
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,285,733	3,234,312
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	257,281	703,208
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	619,120	3,727,632
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	2,215,888	2,557,510
All Asset Portfolio - Administrative Class (PMVAAA)	23,440,221	2,138,397
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	874,880	1,373,185
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	360,644	332,236
Low Duration Portfolio - Administrative Class (PMVLDA)	19,725,400	33,363,626
Real Return Portfolio - Administrative Class (PMVRRA)	33,128,738	31,929,609
Total Return Portfolio - Administrative Class (PMVTRA)	78,783,222	43,508,777
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	1,076,611	1,240,966
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	10,344,159	13,061,506
Putnam VT Growth and Income Fund - Class IB (PVGIB)	298,937	344,742
Putnam VT International Equity Fund - Class IB (PVTIGB)	273,959	353,994
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	1,760	10,744
Putnam VT Voyager Fund - Class IB (PVTVB)	643,048	1,266,427
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)	1,771,364	307,065
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	1,083,410	252,317
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)	121,378	240,118
V.I. High Yield Fund - Series I (AVHY1)	4,348,670	2,214,599
V.I. International Growth Fund - Series I (AVIE)	11,515,796	9,442,102
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)	1,000,591	347,850
Micro-Cap Portfolio - Investment Class (ROCMC)	9,458,333	19,018,705
Small-Cap Portfolio - Investment Class (ROCSC)	464,972	658,834
Equity Income Portfolio - II (TREI2)	9,932,458	22,495,946
Health Sciences Portfolio - II (TRHS2)	6,617,035	3,720,456
Limited-Term Bond Portfolio (TRLT1)	3,642,690	1,647,826
Limited-Term Bond Portfolio - II (TRLT2)	21	22
Mid-Cap Growth Portfolio - II (TRMCG2)	5,903,920	9,237,041
New America Growth Portfolio (TRNAG1)	15,463,886	6,114,772
Personal Strategy Balanced Portfolio (TRPSB1)	2,334,356	1,560,544
Blue Chip Growth Portfolio (TRBCGP)	80,307	204
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	2,195,731	4,920,929
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	11,775,477	14,972,191
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)	2,310,399	1,620,575
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)	11,428,014	1,197,526
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)	669,171	870,593
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	1,828,535	735,732
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)	450,684	342,477
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)	1,996,400	670,796
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	2,097,771	1,001,871
Variable Insurance Portfolios - Asset Strategy (WRASP)	3,757,549	2,501,592

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Variable Insurance Portfolios - Growth (WRGP)		800,990	964,616
Variable Insurance Portfolios - High Income (WRHIP)		13,027,243	384,157
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		716,915	187,039
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		1,433,625	1,972,607
Variable Insurance Portfolios - Science and Technology (WRSTP)		3,475,867	1,618,931
Advantage VT Discovery Fund (SVDF)		4,058,797	754,372
Advantage VT Opportunity Fund - Class 2 (SVOF)		2,141,995	3,159,593
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		2,059,886	4,561,898
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		441,200	2,789,950
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		353,210	19,517,582
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)		19,593	948,635
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)		82,342	4,481,501
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		469,691	1,781,617
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		47,188	316,000

	Total	$976,773,167	$1,004,802,231

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2012	0.00%	7	$10.254428	$72	0.15%	2.54%	5/1/2012
Asset Allocation Fund - Class 2 (AMVAA2)
2012	0.00%	31,141	11.199540	348,765	2.21%	16.19%
2012	0.20%	35,875	11.082315	397,578	2.21%	15.96%
2012	0.25%	183,194	11.053188	2,024,878	2.21%	15.90%
2011	0.00%	28,278	9.638937	272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
2010	0.00%	42,950	9.515611	408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
2009	0.00%	42,984	8.457915	363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
Bond Fund - Class 2 (AMVBD2)
2012	0.00%	16,295	12.210902	198,977	1.94%	5.37%
2012	0.20%	1,631	12.083145	19,708	1.94%	5.16%
2012	0.25%	1,138	12.051410	13,715	1.94%	5.11%
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2012	0.00%	18,949	9.525679	180,502	1.28%	18.18%
2012	0.20%	87,959	9.431647	829,598	1.28%	17.94%
2012	0.25%	69,398	9.408304	652,917	1.28%	17.88%
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
Growth Fund - Class 2 (AMVGR2)
2012	0.20%	875,328	10.415272	9,116,779	0.83%	17.65%
2012	0.25%	848,137	10.389269	8,811,523	0.83%	17.60%
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
International Fund - Class 2 (AMVI2)
2012	0.00%	7,229	9.258582	66,930	2.11%	17.91%
2012	0.20%	23,263	9.227767	214,666	2.11%	17.67%
2012	0.25%	179,592	9.220070	1,655,851	2.11%	17.61%
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2012	0.00%	4,756	$13.488801	$64,153	1.38%	12.59%
2012	0.10%	35,076	13.385802	469,520	1.38%	12.47%
2012	0.20%	11,657	13.283534	154,846	1.38%	12.36%
2012	0.25%	131,505	13.232769	1,740,175	1.38%	12.30%
2011	0.00%	7,595	11.980842	90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.00%	680,130	14.209224	9,664,120	1.57%	10.14%
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009
Calvert VP SRI Equity Portfolio (CVSSE)
2012	0.10%	4,043	19.519575	78,918	0.09%	15.83%
2012	0.25%	8,723	19.219603	167,653	0.09%	15.66%
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%
2010	0.10%	9,539	17.097854	163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%
2009	0.10%	9,826	14.595276	143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
Value Portfolio (DAVVL)
2012	0.00%	153,730	9.377109	1,441,543	1.78%	13.08%
2012	0.20%	5,953	9.278932	55,237	1.78%	12.85%
2012	0.25%	138,899	9.254504	1,285,441	1.78%	12.80%
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
VIP Small Cap Value Series: Service Class (DWVSVS)
2012	0.00%	980	10.238165	10,033	0.21%	13.63%
2012	0.20%	125,975	10.204105	1,285,462	0.21%	13.41%
2012	0.25%	264,717	10.195601	2,698,949	0.21%	13.35%
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.00%	5,953,531	$18.589099	$110,670,777	2.05%	15.74%
2012	0.10%	503,752	13.561635	6,831,701	2.05%	15.62%
2012	0.20%	2,648,356	12.998834	34,425,540	2.05%	15.51%
2012	0.25%	9,566,276	12.920511	123,601,174	2.05%	15.45%
2011	0.00%	6,328,796	16.061424	101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
2009	0.00%	7,609,790	13.728464	104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.00%	605,032	15.297331	9,255,375	0.80%	11.97%
2012	0.10%	33,771	11.000110	371,485	0.80%	11.86%
2012	0.25%	18,663	9.925081	185,232	0.80%	11.69%
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
2010	0.00%	715,374	13.539393	9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
Floating-Rate Income Fund (ETVFR)
2012	0.10%	1,433,810	10.685961	15,321,638	3.38%	7.22%
2012	0.20%	3,643	10.668159	38,864	3.38%	7.11%
2012	0.25%	634	10.659243	6,758	3.38%	7.06%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.00%	92	10.312479	949	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.00%	230,709	9.827596	2,267,315	0.00%	-1.72%	4/27/2012
2012	0.10%	17,866	9.820935	175,461	0.00%	-1.79%	4/27/2012
2012	0.20%	22,241	9.814282	218,279	0.00%	-1.86%	4/27/2012
2012	0.25%	70,975	9.810958	696,333	0.00%	-1.89%	4/27/2012
Mid Cap Growth Portfolio - Class 1 (OGGO)
2012	0.10%	37,959	22.818900	866,183	0.00%	15.99%
2012	0.25%	101,455	22.469562	2,279,649	0.00%	15.82%
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
2008	0.10%	24,370	11.699757	285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.00%	529	$19.289344	$10,204	0.28%	20.38%
2012	0.20%	88,720	18.958083	1,681,961	0.28%	20.14%
2012	0.25%	10,268	18.876134	193,820	0.28%	20.08%
2011	0.20%	7,723	15.780575	121,873	1.29%	1.96%
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.00%	207,553	21.244764	4,409,415	2.66%	13.37%
2012	0.10%	70,662	21.026597	1,485,781	2.66%	13.26%
2012	0.20%	102,630	20.810679	2,135,800	2.66%	13.15%
2012	0.25%	322,380	20.703503	6,674,395	2.66%	13.09%
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
2010	0.00%	199,120	18.488077	3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
2009	0.00%	150,726	17.099722	2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.00%	1,995,286	12.857586	25,654,561	0.55%	23.86%
2012	0.10%	187,681	12.692401	2,382,123	0.55%	23.73%
2012	0.20%	326,106	12.529347	4,085,895	0.55%	23.61%
2012	0.25%	793,544	12.448610	9,878,520	0.55%	23.55%
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%
2008	0.00%	2,977,283	7.174977	21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.00%	1,417,703	$6.254578	$8,867,134	0.00%	19.15%
2012	0.10%	243,213	6.174184	1,501,642	0.00%	19.03%
2012	0.20%	16,163	6.094806	98,510	0.00%	18.91%
2012	0.25%	236,100	6.055509	1,429,706	0.00%	18.85%
2011	0.00%	1,121,336	5.249382	5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
2010	0.00%	1,414,446	5.746904	8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%
2009	0.00%	1,850,637	4.619855	8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.00%	1,861,649	15.233105	28,358,695	0.69%	13.18%
2012	0.10%	185,123	15.037449	2,783,778	0.69%	13.07%
2012	0.20%	244,857	14.844207	3,634,708	0.69%	12.95%
2012	0.25%	544,333	14.748538	8,028,116	0.69%	12.90%
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
2008	0.00%	1,658,237	8.885289	14,733,915	1.05%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	1.05%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	1.05%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	1.05%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	1.05%	-52.42%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2012	0.00%	7,263	11.281179	81,935	0.89%	10.79%
2012	0.20%	61,149	11.221257	686,169	0.89%	10.57%
2012	0.25%	121,309	11.206313	1,359,427	0.89%	10.51%
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2012	0.00%	100,164	11.413075	1,143,179	1.71%	22.05%
2012	0.20%	1,098,975	11.352455	12,476,064	1.71%	21.81%
2012	0.25%	782,058	11.337345	8,866,461	1.71%	21.75%
2011	0.00%	37,548	9.351075	351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
2010	0.00%	18,770	11.403634	214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2012	0.00%	984	$13.494607	$13,279	0.77%	14.54%
2012	0.10%	28,689	13.391551	384,190	0.77%	14.43%
2012	0.20%	2,376	13.289281	31,575	0.77%	14.32%
2012	0.25%	51,148	13.238427	677,119	0.77%	14.26%
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
2009	0.00%	2,510	9.785090	24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.00%	172,283	18.477561	3,183,370	0.46%	16.97%
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2012	0.00%	7,796	10.335916	80,579	0.00%	3.36%	5/1/2012
New Discovery Series - Service Class (MNDSC)
2012	0.25%	65,112	10.300457	670,683	0.00%	3.00%	5/1/2012
Research International Series - Service Class (MVRISC)
2012	0.00%	11,403	9.083269	103,577	2.64%	16.41%
2012	0.20%	53,472	8.980840	480,223	2.64%	16.18%
2012	0.25%	338,782	8.955409	3,033,931	2.64%	16.12%
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
Value Series - Initial Class (MVFIC)
2012	0.00%	394,370	21.189802	8,356,622	1.70%	16.26%
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
Value Series - Service Class (MVFSC)
2012	0.00%	195,561	10.386254	2,031,146	1.48%	15.88%
2012	0.20%	284,062	10.277471	2,919,439	1.48%	15.65%
2012	0.25%	1,605,332	10.250498	16,455,452	1.48%	15.59%
2011	0.00%	125,373	8.962764	1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.00%	63,448	$16.326534	$1,035,886	1.59%	15.93%
2012	0.20%	1,224,573	16.207264	19,846,978	1.59%	15.70%
2012	0.25%	1,240,764	16.177603	20,072,587	1.59%	15.64%
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.00%	159,977	14.850467	2,375,733	4.54%	9.44%
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%
2010	0.00%	190,070	12.844145	2,441,287	6.09%	7.14%
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%
2008	0.00%	264,578	10.933218	2,892,689	4.73%	-10.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.00%	160,559	35.502855	5,700,303	2.86%	17.96%
2012	0.10%	635,996	45.743742	29,092,837	2.86%	17.84%
2012	0.20%	113,419	34.689455	3,934,443	2.86%	17.72%
2012	0.25%	67,120	34.480526	2,314,333	2.86%	17.67%
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
2009	0.00%	190,919	25.622719	4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
Global Real Estate Portfolio - Class II (VKVGR2)
2012	0.00%	24,795	9.898065	245,423	0.54%	29.94%
2012	0.20%	36,580	9.794401	358,279	0.54%	29.68%
2012	0.25%	180,879	9.768654	1,766,944	0.54%	29.62%
2011	0.00%	26,783	7.617163	204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	0.00%	23,806	$12.877689	$306,566	0.00%	8.69%
2012	0.10%	48,845	12.715499	621,089	0.00%	8.58%
2012	0.20%	192,237	12.555398	2,413,612	0.00%	8.47%
2012	0.25%	635,504	12.476126	7,928,628	0.00%	8.42%
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%
2008	0.00%	240,987	6.115056	1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2012	0.00%	1,068	11.548298	12,334	0.00%	14.38%
2012	0.20%	8,437	11.427394	96,413	0.00%	14.15%
2012	0.25%	125,623	11.397332	1,431,767	0.00%	14.09%
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
2010	0.00%	2,539	10.387395	26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
2008	0.25%	39,408	5.090726	200,615	0.00%	-49.31%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.10%	83,283	44.585930	3,713,250	0.84%	15.72%
2012	0.20%	167,696	36.021570	6,040,673	0.84%	15.60%
2012	0.25%	409,531	35.804517	14,663,060	0.84%	15.55%
2011	0.10%	101,526	38.529319	3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.20%	182,394	29.476966	5,376,422	2.31%	29.70%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%
2009	0.10%	111,151	28.046079	3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.00%	1,980,422	16.452105	32,582,111	0.98%	14.66%
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.00%	477,179	12.704984	6,062,552	1.36%	15.72%
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.00%	158,000	$12.903197	$2,038,705	2.20%	4.97%
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.00%	374,929	13.277399	4,978,082	0.87%	22.09%
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
2008	0.00%	518,855	7.608765	3,947,846	2.78%	-38.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.00%	656,818	11.875465	7,800,019	0.21%	17.40%
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
2010	0.00%	773,203	10.612804	8,205,852	0.17%	18.19%
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.00%	247,986	10.169772	2,521,961	1.05%	17.06%
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.00%	164,273	23.960670	3,936,091	8.24%	14.56%
2012	0.10%	100,719	21.561437	2,171,646	8.24%	14.44%
2012	0.20%	51,215	24.059374	1,232,201	8.24%	14.33%
2012	0.25%	574,902	23.914452	13,748,466	8.24%	14.27%
2011	0.00%	192,805	20.916000	4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
2009	0.00%	248,681	17.804842	4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.00%	644,890	17.021800	10,977,189	8.23%	14.71%
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%
2008	0.00%	707,956	8.647843	6,122,292	8.18%	-28.10%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.00%	72,637	$26.899413	$1,953,893	0.50%	17.22%
2012	0.10%	100,722	26.571947	2,676,380	0.50%	17.10%
2012	0.20%	47,858	26.248380	1,256,195	0.50%	16.98%
2012	0.25%	221,809	26.088139	5,786,584	0.50%	16.92%
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
2010	0.00%	108,618	29.562687	3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.00%	488,948	19.336082	9,454,339	0.40%	17.24%
2011	0.00%	746,323	16.493303	12,309,331	0.71%	-22.39%
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
2009	0.00%	818,029	18.287102	14,959,380	1.28%	63.48%
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
NVIT International Equity Fund - Class I (GIG)
2012	0.00%	399,009	14.122631	5,635,057	0.87%	15.61%
2012	0.10%	105,286	13.950678	1,468,811	0.87%	15.49%
2012	0.20%	23,573	13.780870	324,856	0.87%	15.38%
2012	0.25%	230,188	13.696713	3,152,819	0.87%	15.32%
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
2010	0.00%	263,475	13.537857	3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
2008	0.00%	457,734	9.211762	4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
NVIT International Equity Fund - Class III (GIG3)
2012	0.00%	425,415	8.450909	3,595,143	0.79%	15.58%
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
2009	0.00%	516,240	7.153834	3,693,095	0.22%	29.67%
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.00%	29,454	8.355696	246,109	0.52%	15.23%
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.00%	1,373,296	9.471654	13,007,385	1.47%	16.94%
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.00%	26,852	$10.841924	$291,127	0.88%	11.50%
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.00%	213,197	10.402170	2,217,711	1.16%	16.22%
2012	0.20%	76	16.113951	1,225	1.16%	15.99%
2012	0.25%	104	16.084433	1,673	1.16%	15.93%
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%
2010	0.00%	85,305	9.540229	813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.00%	345,977	11.638522	4,026,661	1.58%	11.24%
2012	0.10%	9,918,231	14.260689	141,440,808	1.58%	11.13%
2011	0.00%	273,343	10.462826	2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.00%	417,509	11.154725	4,657,198	1.55%	13.74%
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.00%	375,872	12.078891	4,540,117	2.04%	7.58%
2012	0.20%	317	12.796286	4,056	2.04%	7.36%
2012	0.25%	99	12.772842	1,265	2.04%	7.31%
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.00%	489,603	11.397169	5,580,088	1.47%	12.45%
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.00%	475,205	$10.851463	$5,156,669	1.27%	14.67%
2012	0.20%	29	15.518526	450	1.27%	14.44%
2012	0.25%	32	15.490103	496	1.27%	14.38%
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.00%	151,616	11.828808	1,793,437	1.97%	10.13%
2012	0.20%	2,766	13.754085	38,044	1.97%	9.91%
2012	0.25%	13,974	13.728890	191,848	1.97%	9.86%
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.00%	72,492	13.303193	964,375	3.01%	7.75%
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.00%	88,003	14.357681	1,263,519	3.10%	7.38%
2011	0.00%	35,901	13.370773	480,024	2.56%	6.37%
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
2009	0.00%	21,838	11.600708	253,336	4.05%	16.62%
2008	0.00%	13,545	9.947099	134,733	3.73%	-0.53%	5/1/2008
NVIT Nationwide Fund - Class I (TRF)
2012	0.00%	1,864,535	15.982186	29,799,345	1.42%	14.21%
2012	0.10%	3,747,612	13.091593	49,062,211	1.42%	14.10%
2012	0.20%	2,665	12.699413	33,844	1.42%	13.99%
2012	0.25%	15,896	12.622880	200,653	1.42%	13.93%
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
2010	0.00%	2,208,854	13.919537	30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2012	0.00%	1,674,246	$21.983438	$36,805,683	2.29%	3.06%
2012	0.10%	909,849	20.181071	18,361,727	2.29%	2.95%
2012	0.20%	1,212,740	18.268614	22,155,079	2.29%	2.85%
2012	0.25%	3,051,816	18.158617	55,416,758	2.29%	2.80%
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%
2010	0.00%	1,970,073	19.888530	39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
2009	0.00%	2,155,474	18.980932	40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.00%	1,163,480	10.933376	12,720,764	0.56%	14.02%
2012	0.10%	107,268	8.218140	881,543	0.56%	13.91%
2012	0.20%	27,007	10.477780	282,973	0.56%	13.79%
2012	0.25%	7,147	10.414612	74,433	0.56%	13.74%
2011	0.00%	1,203,204	9.588872	11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
2008	0.00%	1,603,390	6.066573	9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
NVIT International Index Fund - Class II (GVIX2)
2012	0.00%	194,912	8.229456	1,604,020	2.39%	18.29%
2012	0.20%	32,518	8.136631	264,587	2.39%	18.05%
2012	0.25%	714,474	8.113620	5,796,971	2.39%	17.99%
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
2008	0.00%	592	5.765640	3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
NVIT International Index Fund - Class VI (GVIX6)
2012	0.00%	101,703	9.764428	993,072	2.68%	18.29%
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.00%	970,552	$17.169227	$16,663,628	1.41%	15.90%
2012	0.10%	128,197	16.982548	2,177,112	1.41%	15.79%
2012	0.20%	90,669	16.797930	1,523,052	1.41%	15.67%
2012	0.25%	92,309	16.706332	1,542,145	1.41%	15.61%
2011	0.00%	1,230,015	14.813448	18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
2010	0.00%	1,251,096	15.419576	19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
2009	0.00%	1,378,139	13.451838	18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.00%	101,106	14.106085	1,426,210	2.24%	9.39%
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.00%	23,052	15.203946	350,481	1.85%	12.25%
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.00%	535,106	15.415374	8,248,859	1.71%	5.18%
2012	0.10%	8,967	15.247831	136,727	1.71%	5.07%
2012	0.20%	69,257	15.082043	1,044,537	1.71%	4.97%
2012	0.25%	142,595	14.999901	2,138,911	1.71%	4.91%
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
2009	0.00%	787,357	13.447193	10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.00%	3,467,574	$16.746328	$58,069,132	1.61%	10.81%
2012	0.10%	164,770	16.564270	2,729,295	1.61%	10.70%
2012	0.20%	250,897	16.384181	4,110,742	1.61%	10.59%
2012	0.25%	287,419	16.294844	4,683,448	1.61%	10.53%
2011	0.00%	3,959,245	15.112388	59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%
2010	0.00%	4,345,889	15.118520	65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
2008	0.00%	3,933,503	11.441586	45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.00%	3,872,046	17.214305	66,654,581	1.63%	13.76%
2012	0.10%	197,613	17.027115	3,364,779	1.63%	13.65%
2012	0.20%	24,724	16.841984	416,401	1.63%	13.53%
2012	0.25%	170,507	16.750188	2,856,024	1.63%	13.48%
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
2009	0.00%	4,600,411	13.702388	63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.00%	886,098	16.407771	14,538,893	1.75%	8.04%
2012	0.10%	51,990	16.229405	843,767	1.75%	7.93%
2012	0.20%	13,819	16.052978	221,836	1.75%	7.82%
2012	0.25%	89,875	15.965491	1,434,899	1.75%	7.77%
2011	0.00%	908,615	15.186765	13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%
2010	0.00%	953,397	14.879939	14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
2008	0.00%	1,167,584	11.969310	13,975,175	2.74%	-15.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.00%	775,366	$33.448036	$25,934,470	1.07%	17.47%
2012	0.10%	82,892	30.234257	2,506,178	1.07%	17.36%
2012	0.20%	268,030	22.707360	6,086,254	1.07%	17.24%
2012	0.25%	1,015,466	22.570532	22,919,608	1.07%	17.18%
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
2010	0.00%	972,303	29.216232	28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
NVIT Money Market Fund - Class I (SAM)
2012	0.00%	5,544,294	14.293235	79,245,902	0.00%	0.00%
2012	0.20%	1,247	11.983454	14,943	0.00%	-0.20%
2012	0.25%	563,036	11.911174	6,706,420	0.00%	-0.25%
2011	0.00%	5,903,369	14.293235	84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
2008	0.00%	8,735,601	14.287212	124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
NVIT Money Market Fund - Class V (SAM5)
2012	0.00%	1,186,217	11.731137	13,915,674	0.00%	0.00%
2012	0.10%	657,353	11.612007	7,633,188	0.00%	-0.10%
2012	0.20%	8,815,071	11.494165	101,321,881	0.00%	-0.20%
2012	0.25%	7,802,771	11.435565	89,229,095	0.00%	-0.25%
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
2010	0.00%	528,187	11.731129	6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
2009	0.00%	454,540	11.731114	5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.00%	1,574,138	10.026765	15,783,512	0.59%	15.78%
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2012	0.00%	39,531	$17.262313	$682,396	0.39%	17.29%
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.00%	465,460	10.521355	4,897,270	0.39%	17.24%
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%
2008	0.00%	635,373	7.765128	4,933,753	1.74%	-46.33%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.00%	864,055	10.778503	9,313,219	0.46%	16.35%
2012	0.10%	45,035	10.728340	483,151	0.46%	16.24%
2012	0.20%	5,198	10.678331	55,506	0.46%	16.12%
2012	0.25%	68,955	10.653460	734,609	0.46%	16.06%
2011	0.00%	993,419	9.263525	9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.00%	578,776	10.172659	5,887,691	1.34%	17.81%
2012	0.10%	27,689	11.635430	322,173	1.34%	17.69%
2012	0.20%	3,822	11.604387	44,352	1.34%	17.57%
2012	0.25%	39,721	11.588884	460,322	1.34%	17.52%
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.00%	2,541,741	11.140525	28,316,329	0.00%	14.90%
2012	0.10%	6,819	11.088680	75,614	0.00%	14.79%
2012	0.20%	3,499	11.037007	38,618	0.00%	14.67%
2012	0.25%	1,906	11.011282	20,988	0.00%	14.62%
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%
2010	0.00%	3,476,447	10.123676	35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2012	0.00%	678	12.104426	8,207	1.34%	16.65%
2012	0.20%	350	11.991912	4,197	1.34%	16.42%
2012	0.25%	4,531	11.963973	54,209	1.34%	16.36%
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.00%	861,247	$11.987208	$10,323,947	1.13%	16.35%
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.00%	496,782	18.403264	9,142,410	0.00%	13.44%
2012	0.10%	49,739	18.153519	902,938	0.00%	13.32%
2012	0.20%	55,773	17.907035	998,729	0.00%	13.21%
2012	0.25%	77,450	17.785105	1,377,456	0.00%	13.15%
2011	0.00%	563,925	16.223239	9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
2009	0.00%	627,172	13.016693	8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.00%	772,200	33.054014	25,524,310	0.83%	20.44%
2012	0.10%	36,881	35.317708	1,302,552	0.83%	20.32%
2012	0.20%	73,102	25.177325	1,840,513	0.83%	20.20%
2012	0.25%	165,813	25.025649	4,149,578	0.83%	20.14%
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
2010	0.00%	994,468	28.908970	28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.00%	861,431	$29.998380	$25,841,534	0.15%	15.50%
2012	0.10%	39,733	30.159433	1,198,325	0.15%	15.39%
2012	0.20%	139,263	20.170847	2,809,053	0.15%	15.27%
2012	0.25%	739,156	20.049299	14,819,560	0.15%	15.21%
2011	0.00%	990,245	25.972077	25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
2009	0.00%	1,279,276	21.944622	28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%
2008	0.00%	1,461,719	16.291230	23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.00%	502,846	22.186564	11,156,425	2.47%	12.25%
2012	0.10%	43,545	21.372809	930,679	2.47%	12.14%
2012	0.20%	22,681	20.343390	461,408	2.47%	12.02%
2012	0.25%	50,355	20.220894	1,018,223	2.47%	11.97%
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
2010	0.00%	628,182	18.726591	11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
2008	0.00%	603,494	13.614701	8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2012	0.00%	850	11.587099	9,849	2.62%	3.83%
2012	0.10%	2,046,482	11.533202	23,602,490	2.62%	3.72%
2012	0.20%	15,166	11.479462	174,098	2.62%	3.62%
2012	0.25%	462,893	11.452722	5,301,385	2.62%	3.57%
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.00%	201,309	11.438838	2,302,741	1.30%	3.52%
2011	0.00%	218,639	11.049485	2,415,848	1.50%	1.30%
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.00%	6,636,497	$16.487341	$109,418,189	0.70%	18.68%
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
2009	0.00%	32,412	13.059893	423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.00%	35,997	14.513999	522,460	2.54%	19.56%
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.00%	495,063	15.874436	7,858,846	1.18%	18.46%
2012	0.10%	39,021	13.225670	516,079	1.18%	18.35%
2012	0.25%	143	12.932205	1,849	1.18%	18.17%
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.00%	2,229,784	11.860098	26,445,457	1.03%	15.79%
2012	0.20%	23,596	23.623351	557,417	1.03%	15.55%
2012	0.25%	202,477	23.580128	4,774,434	1.03%	15.50%
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.00%	162,645	19.410515	3,157,023	1.56%	17.52%
2012	0.10%	72,424	19.211121	1,391,346	1.56%	17.41%
2012	0.20%	5,771	19.013781	109,729	1.56%	17.29%
2012	0.25%	225,551	18.915871	4,266,494	1.56%	17.23%
2011	0.00%	170,800	16.516082	2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2012	0.00%	304,664	$7.321422	$2,230,574	1.40%	14.53%
2012	0.20%	168,677	7.224352	1,218,582	1.40%	14.30%
2012	0.25%	662,753	7.200265	4,771,997	1.40%	14.25%
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
2010	0.00%	200,883	7.916459	1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
2008	0.00%	84,052	5.619859	472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.00%	246,289	26.019263	6,408,258	0.56%	18.75%
2012	0.20%	69,059	25.520947	1,762,451	0.56%	18.51%
2012	0.25%	78,182	25.397917	1,985,660	0.56%	18.45%
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
2009	0.00%	253,341	18.846934	4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.00%	710,262	18.462191	13,112,993	2.10%	14.74%
2012	0.10%	74,411	14.019920	1,043,236	2.10%	14.63%
2012	0.20%	98,053	13.638317	1,337,278	2.10%	14.51%
2012	0.25%	101,923	13.556114	1,381,680	2.10%	14.46%
2011	0.00%	786,408	16.089880	12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.00%	2,163,527	16.884507	36,530,087	2.45%	7.39%
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
2008	0.00%	1,471,121	12.144940	17,866,676	4.70%	-1.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2012	0.00%	478	$19.479115	$9,311	0.95%	21.16%
2012	0.10%	62,568	15.784654	987,614	0.95%	21.04%
2012	0.20%	81,406	12.337365	1,004,336	0.95%	20.92%
2012	0.25%	124,136	12.263107	1,522,293	0.95%	20.86%
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%
2010	0.00%	478	18.277925	8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%
2009	0.00%	478	16.133486	7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
VP International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.00%	268,264	18.021035	4,834,395	2.06%	16.33%
2012	0.20%	40,982	17.746877	727,303	2.06%	16.09%
2012	0.25%	88,101	17.678937	1,557,532	2.06%	16.04%
2011	0.00%	243,163	15.491583	3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
VP Ultra(R) Fund - Class I (ACVU1)
2012	0.10%	58,200	13.828695	804,830	0.00%	13.81%
2012	0.20%	1,879	13.681924	25,708	0.00%	13.70%
2012	0.25%	27,639	13.609145	376,143	0.00%	13.64%
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
2010	0.10%	65,269	12.034525	785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
2009	0.10%	62,621	10.377444	649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
2008	0.00%	241,214	7.776182	1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class I (ACVV)
2012	0.00%	76,100	$24.307940	$1,849,834	1.93%	14.58%
2012	0.10%	104,420	23.749898	2,479,964	1.93%	14.46%
2012	0.20%	39,924	20.428748	815,597	1.93%	14.35%
2012	0.25%	420,143	20.305662	8,531,282	1.93%	14.29%
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
VP Vista(SM) Fund - Class I (ACVVS1)
2012	0.00%	4,093	14.497885	59,340	0.00%	15.61%
2012	0.10%	51,805	14.387170	745,327	0.00%	15.50%
2012	0.20%	34,171	14.277287	487,869	0.00%	15.38%
2012	0.25%	34,599	14.222632	492,089	0.00%	15.33%
2011	0.00%	6,581	12.539840	82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
2010	0.00%	4,745	13.614679	64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
2008	0.00%	193,947	8.973691	1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2012	0.10%	38,571	21.923330	845,605	0.48%	19.55%
2012	0.25%	17,878	21.586376	385,921	0.48%	19.38%
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
2009	0.10%	32,827	14.400019	472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.00%	615,579	$19.873008	$12,233,406	0.44%	15.74%
2012	0.10%	101,734	19.662128	2,000,307	0.44%	15.63%
2012	0.20%	628,591	19.453459	12,228,269	0.44%	15.51%
2012	0.25%	1,097,714	19.349975	21,240,738	0.44%	15.45%
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%
2010	0.00%	595,639	17.074091	10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%
2008	0.00%	615,900	10.853308	6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.00%	906,682	21.640941	19,621,452	3.70%	10.43%
2012	0.10%	116,955	15.788040	1,846,490	3.70%	10.32%
2012	0.20%	168,235	14.649790	2,464,607	3.70%	10.21%
2012	0.25%	768,680	14.561536	11,193,161	3.70%	10.15%
2011	0.00%	858,429	19.596966	16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
2009	0.00%	954,621	15.589221	14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
2008	0.00%	1,041,473	12.719805	13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.00%	61,690	15.029274	927,156	0.00%	20.56%
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Value Portfolio - Initial Shares (DVIV)
2012	0.00%	20,685	$17.383341	$359,574	3.81%	12.67%
2012	0.10%	38,821	17.204731	667,905	3.81%	12.55%
2012	0.20%	101,836	17.028001	1,734,064	3.81%	12.44%
2012	0.25%	389,888	16.940266	6,604,806	3.81%	12.38%
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%
2010	0.00%	10,726	18.926715	203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
Variable Series II - DWS Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
2012	0.00%	11,694	10.625374	124,253	1.21%	13.38%
2012	0.20%	14,154	10.514104	148,817	1.21%	13.15%
2012	0.25%	32,089	10.486475	336,500	1.21%	13.10%
2011	0.00%	9,646	9.371332	90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
2009	0.00%	3,735	8.156371	30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2012	0.20%	1,318	10.087692	13,296	1.67%	9.22%
2012	0.25%	11,902	10.079282	119,964	1.67%	9.16%
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2012	0.00%	43,680	15.930913	695,862	0.63%	10.17%
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2012	0.00%	838,044	$21.094313	$17,677,962	4.22%	9.72%
2012	0.10%	43,716	20.808093	909,647	4.22%	9.61%
2012	0.20%	15,627	20.525765	320,756	4.22%	9.50%
2012	0.25%	558,099	20.386022	11,377,418	4.22%	9.45%
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
2010	0.00%	1,065,571	18.798086	20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%
2009	0.00%	1,207,203	17.324766	20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.00%	39,228	27.973584	1,097,348	1.22%	16.31%
2012	0.10%	350,542	20.045837	7,026,908	1.22%	16.19%
2012	0.20%	750,624	18.755703	14,078,481	1.22%	16.08%
2012	0.25%	1,859,639	18.642752	34,668,789	1.22%	16.02%
2011	0.00%	12,792	24.051295	307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.00%	500,432	18.272664	9,144,226	0.74%	4.73%
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.00%	2,108,689	$19.143712	$40,368,135	2.97%	17.19%
2012	0.10%	164,157	16.564582	2,719,192	2.97%	17.07%
2012	0.20%	259,357	15.178109	3,936,549	2.97%	16.95%
2012	0.25%	808,889	15.086704	12,203,469	2.97%	16.89%
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
2010	0.00%	2,608,980	16.196839	42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%
2009	0.00%	2,900,543	14.073509	40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%
2008	0.00%	3,254,696	10.823135	35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.00%	131,678	15.052634	1,982,101	1.75%	11.69%
2012	0.20%	15,546	14.823672	230,449	1.75%	11.46%
2012	0.25%	2,211	14.766979	32,650	1.75%	11.41%
2011	0.00%	147,851	13.477731	1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.00%	426,569	15.209948	6,488,092	2.06%	13.19%
2012	0.20%	161,122	14.978574	2,413,378	2.06%	12.96%
2012	0.25%	270,796	14.921259	4,040,617	2.06%	12.90%
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.00%	240,346	$15.121452	$3,634,381	1.99%	15.48%
2012	0.20%	71,930	14.891344	1,071,134	1.99%	15.25%
2012	0.25%	64,495	14.834352	956,742	1.99%	15.19%
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
2010	0.00%	236,147	13.457007	3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2012	0.20%	133,054	10.874034	1,446,834	1.44%	6.21%
2012	0.25%	18,872	10.862729	205,001	1.44%	6.15%
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%
VIP Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	8.550246	67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2012	0.00%	5,557	13.890993	77,192	0.29%	19.46%
2012	0.10%	101,294	11.151220	1,129,552	0.29%	19.34%
2012	0.25%	38,843	12.645225	491,178	0.29%	19.16%
2011	0.00%	2	11.627899	23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
2009	0.00%	756,757	9.203011	6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
VIP Growth Portfolio - Service Class (FGS)
2012	0.00%	2,363,334	18.449661	43,602,711	0.49%	14.54%
2012	0.10%	187,801	11.945210	2,243,322	0.49%	14.43%
2012	0.20%	365,060	10.607405	3,872,339	0.49%	14.32%
2012	0.25%	1,242,450	10.543440	13,099,697	0.49%	14.26%
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
2010	0.00%	2,828,191	16.084224	45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class (FHIS)
2012	0.00%	317,308	$17.267290	$5,479,049	5.66%	14.20%
2012	0.10%	154,446	16.970006	2,620,950	5.66%	14.08%
2012	0.20%	117,282	21.534843	2,525,649	5.66%	13.97%
2012	0.25%	237,112	21.405070	5,075,399	5.66%	13.91%
2011	0.00%	369,835	15.120791	5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
2009	0.00%	522,350	12.786757	6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
2008	0.00%	671,992	8.893725	5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
VIP High Income Portfolio - Service Class R (FHISR)
2012	0.00%	338,588	14.396142	4,874,361	5.95%	14.10%
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
VIP Index 500 Portfolio - Initial Class (FIP)
2012	0.20%	2,260,976	10.898766	24,641,848	2.18%	15.68%
2012	0.25%	321,163	10.871578	3,491,549	2.18%	15.63%
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%
2010	0.20%	2,378,076	9.251418	22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.00%	803,619	16.144635	12,974,135	2.31%	5.77%
2012	0.10%	108,259	15.989351	1,730,991	2.31%	5.66%
2012	0.20%	196,470	15.835518	3,111,204	2.31%	5.56%
2012	0.25%	982,289	15.759183	15,480,072	2.31%	5.50%
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
2008	0.00%	1,078,108	11.430864	12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.00%	839,496	$30.166927	$25,325,015	0.50%	14.75%
2012	0.10%	58,544	29.876704	1,749,102	0.50%	14.64%
2012	0.20%	195,159	29.589302	5,774,619	0.50%	14.52%
2012	0.25%	290,111	29.446618	8,542,788	0.50%	14.46%
2011	0.00%	954,537	26.289170	25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%
2009	0.00%	1,033,209	22.878053	23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.00%	311,831	17.401474	5,426,319	1.63%	20.54%
2012	0.10%	75,393	14.746394	1,111,775	1.63%	20.42%
2012	0.20%	130,929	13.125608	1,718,523	1.63%	20.30%
2012	0.25%	380,826	13.046486	4,968,441	1.63%	20.24%
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
2010	0.00%	444,043	17.440640	7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.00%	771,330	13.836689	10,672,653	1.81%	20.67%
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
2009	0.00%	992,596	12.269434	12,178,591	2.07%	26.49%
2008	0.00%	1,096,774	9.699843	10,638,536	2.55%	-43.88%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.00%	164,712	19.135795	3,151,895	0.49%	27.10%
2012	0.10%	49,718	18.932701	941,296	0.49%	26.97%
2012	0.25%	50	18.632032	932	0.49%	26.78%
2011	0.00%	190,137	15.055580	2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.00%	242,212	8.298533	2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2012	0.00%	33,712	$11.737104	$395,681	2.15%	12.13%
2012	0.20%	109,872	11.628088	1,277,601	2.15%	11.91%
2012	0.25%	247,648	11.600978	2,872,959	2.15%	11.85%
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2012	0.00%	10,423	11.449402	119,337	2.04%	14.97%
2012	0.20%	133,774	11.343045	1,517,405	2.04%	14.74%
2012	0.25%	449,159	11.316590	5,082,948	2.04%	14.68%
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
2010	0.00%	2,126	10.188758	21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2012	0.00%	5,672	12.114401	68,713	2.29%	16.88%
2012	0.20%	98,529	12.050049	1,187,279	2.29%	16.65%
2012	0.25%	154,501	12.034012	1,859,267	2.29%	16.59%
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.00%	397,235	14.425332	5,730,247	6.26%	12.65%
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.00%	689,703	20.165763	13,908,387	1.82%	12.18%
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
2008	0.00%	787,806	11.884088	9,362,356	2.02%	-26.94%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.00%	363,138	26.547381	9,640,363	1.03%	18.75%
2011	0.00%	428,826	22.355324	9,586,544	0.90%	-3.53%
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.00%	34,591	$16.411795	$567,700	0.80%	18.39%
2012	0.10%	51,113	16.286455	832,450	0.80%	18.27%
2012	0.20%	37,175	16.162056	600,824	0.80%	18.15%
2012	0.25%	281,916	16.100162	4,538,893	0.80%	18.09%
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
2009	0.00%	24,186	11.233980	271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2012	0.25%	13,771	10.767244	148,276	1.98%	13.07%
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.00%	218,972	19.307248	4,227,747	1.42%	13.16%
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
2008	0.00%	275,997	9.996007	2,758,868	2.81%	-52.67%
Templeton Foreign Securities Fund - Class 1 (TIF)
2012	0.00%	58,522	23.263845	1,361,447	3.25%	18.60%
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
2010	0.00%	73,458	21.903633	1,608,997	2.06%	8.67%
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.10%	66,092	21.271368	1,405,867	3.00%	18.11%
2012	0.20%	123,690	21.052856	2,604,028	3.00%	18.00%
2012	0.25%	438,755	20.944427	9,189,472	3.00%	17.94%
2011	0.10%	85,706	18.009125	1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
2009	0.10%	184,222	18.626590	3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.00%	366,253	14.829007	5,431,168	2.90%	18.30%
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2012	0.00%	84,202	$16.765591	$1,411,696	5.98%	15.07%
2012	0.10%	1,793,425	16.677654	29,910,122	5.98%	14.95%
2012	0.20%	156,660	16.590177	2,599,017	5.98%	14.84%
2012	0.25%	328,747	16.546601	5,439,645	5.98%	14.78%
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.00%	606,188	20.367363	12,346,451	6.28%	15.06%
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.00%	35,375	10.854248	383,969	2.65%	15.33%
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008
Mid Cap Value - Institutional Shares (GVMCE)
2012	0.10%	112,359	24.867064	2,794,038	1.16%	18.35%
2012	0.20%	461,980	24.611687	11,370,107	1.16%	18.23%
2012	0.25%	1,269,357	24.484957	31,080,152	1.16%	18.17%
2011	0.10%	153,402	21.011696	3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
2010	0.10%	146,239	22.464900	3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2012	0.00%	489	10.529016	5,149	0.00%	19.43%
2012	0.20%	1,279	10.493978	13,422	0.00%	19.19%
2012	0.25%	2,990	10.485241	31,351	0.00%	19.13%
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2012	0.00%	10,013	12.701228	127,177	0.55%	19.43%
2012	0.20%	5,439	12.568213	68,359	0.55%	19.19%
2012	0.25%	153,537	12.535151	1,924,609	0.55%	19.13%
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%
2009	0.00%	92	8.379457	771	0.00%	42.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Opportunities Funds - Service Class (BNCAI)
2012	0.00%	11,944	$25.626683	$306,085	1.08%	18.24%
2012	0.10%	50,900	25.363489	1,291,002	1.08%	18.12%
2012	0.20%	73,243	25.102977	1,838,617	1.08%	18.01%
2012	0.25%	268,487	24.973675	6,705,107	1.08%	17.95%
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
2009	0.00%	19,056	16.485275	314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
2008	0.00%	8,641	11.917785	102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.00%	299,031	12.215764	3,652,892	2.92%	4.61%
2011	0.00%	328,162	11.677944	3,832,257	3.71%	0.29%
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
Guardian Portfolio - I Class Shares (AMGP)
2012	0.00%	2	23.661014	47	0.19%	12.73%
2012	0.10%	32,886	16.916121	556,304	0.19%	12.61%
2012	0.25%	16,445	15.476592	254,513	0.19%	12.44%
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
2010	0.00%	2	21.625604	43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	0.00%	26	27.326502	710	0.00%	12.41%
2012	0.10%	30,281	19.790674	599,281	0.00%	12.30%
2012	0.20%	28,206	14.361118	405,070	0.00%	12.19%
2012	0.25%	144,932	14.274567	2,068,842	0.00%	12.13%
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
2009	0.10%	74,748	13.613710	1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%
2008	0.00%	1,241,103	14.241194	17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	0.00%	23,801	$17.177285	$408,837	0.37%	16.60%
2012	0.10%	70,527	15.895030	1,121,029	0.37%	16.48%
2012	0.20%	14,947	15.758064	235,536	0.37%	16.37%
2012	0.25%	35,172	15.663052	550,901	0.37%	16.31%
2011	0.00%	67,433	14.731931	993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
2010	0.00%	41,486	16.619507	689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2012	0.00%	17,798	11.488526	204,473	0.61%	15.53%
2012	0.20%	18,058	11.336243	204,710	0.61%	15.30%
2012	0.25%	345,057	11.298448	3,898,609	0.61%	15.24%
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
2009	0.00%	13,249	8.428473	111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.00%	97,268	7.206627	700,974	0.95%	-45.95%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.00%	46,332	14.677347	680,031	0.00%	8.82%
2012	0.10%	24,811	14.526513	360,417	0.00%	8.71%
2012	0.25%	43,912	14.303271	628,085	0.00%	8.55%
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%
2010	0.00%	64,200	13.632145	875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.00%	122,284	19.276454	2,357,202	0.22%	10.98%
2011	0.00%	149,636	17.369356	2,599,081	0.33%	-3.08%
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.00%	5,166	$19.748680	$102,022	0.68%	14.12%
2012	0.10%	176,975	14.683780	2,598,662	0.68%	14.00%
2012	0.20%	230,041	11.357880	2,612,778	0.68%	13.89%
2012	0.25%	1,112,014	11.289439	12,554,014	0.68%	13.83%
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
2009	0.00%	2,150,050	15.999951	34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.00%	957,445	16.261792	15,569,771	2.16%	21.23%
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
2008	0.00%	1,290,636	9.026171	11,649,501	1.57%	-40.19%
Global Securities Fund/VA - Non - Service Shares (OVGS)
2012	0.00%	615,521	17.277884	10,634,900	2.20%	21.26%
2012	0.10%	182,390	17.060376	3,111,642	2.20%	21.14%
2012	0.20%	561,713	16.845594	9,462,389	2.20%	21.02%
2012	0.25%	1,374,849	16.739250	23,013,941	2.20%	20.96%
2011	0.00%	655,037	14.248076	9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
2010	0.00%	722,666	15.535921	11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
2009	0.00%	848,172	13.397168	11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.00%	1,360,860	$16.035812	$21,822,495	0.95%	16.87%
2012	0.10%	65,319	14.571543	951,799	0.95%	16.75%
2012	0.20%	104,207	13.756324	1,433,505	0.95%	16.64%
2012	0.25%	143,770	13.673391	1,965,823	0.95%	16.58%
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.00%	174,944	25.120110	4,394,613	0.57%	17.99%
2011	0.00%	194,582	21.290587	4,142,765	0.60%	-2.21%
2010	0.00%	216,746	21.772215	4,719,041	0.66%	23.41%
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
2008	0.00%	239,034	12.859537	3,073,867	0.51%	-37.83%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.00%	1,048,321	17.038569	17,861,890	0.00%	16.45%
2012	0.10%	88,192	13.537746	1,193,921	0.00%	16.33%
2012	0.20%	111,690	9.325083	1,041,519	0.00%	16.21%
2012	0.25%	338,977	9.268905	3,141,946	0.00%	16.16%
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%
2009	0.00%	1,391,901	11.354891	15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.00%	140,055	13.324261	1,866,129	6.52%	13.53%
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%
2008	0.20%	104,885	8.500963	891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.00%	69,786	$18.335213	$1,279,541	6.62%	14.95%
2012	0.10%	113,326	18.177131	2,059,942	6.62%	14.83%
2012	0.20%	819,406	18.020366	14,765,996	6.62%	14.72%
2012	0.25%	417,817	17.942540	7,496,698	6.62%	14.66%
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.00%	120,480	13.847565	1,668,355	5.68%	5.50%
2012	0.20%	8,978	13.718780	123,167	5.68%	5.29%
2012	0.25%	24,563	13.686738	336,187	5.68%	5.24%
2011	0.00%	171,174	13.125598	2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2012	0.20%	7,044	14.078727	99,171	2.14%	4.23%
2012	0.25%	22,192	14.059896	312,017	2.14%	4.18%
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.00%	560,741	15.231801	8,541,095	1.93%	5.86%
2012	0.10%	92,267	15.075249	1,390,948	1.93%	5.75%
2012	0.20%	753,896	14.920147	11,248,239	1.93%	5.64%
2012	0.25%	2,019,223	14.843142	29,971,614	1.93%	5.59%
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%
2010	0.00%	593,471	14.231338	8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
2009	0.00%	298,516	13.516257	4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.00%	209,319	$20.209690	$4,230,272	1.08%	8.75%
2012	0.10%	815,660	20.001770	16,314,644	1.08%	8.65%
2012	0.20%	1,601,513	19.795748	31,703,148	1.08%	8.54%
2012	0.25%	3,264,904	19.693483	64,297,331	1.08%	8.48%
2011	0.00%	156,159	18.582806	2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.00%	1,063,702	19.322000	20,552,850	2.57%	9.60%
2012	0.10%	7,558,546	19.123203	144,543,610	2.57%	9.49%
2012	0.20%	5,681,063	18.926252	107,521,230	2.57%	9.38%
2012	0.25%	8,600,586	18.828467	161,935,850	2.57%	9.33%
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%
2010	0.00%	335,164	17.016112	5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
2009	0.00%	176,178	15.739138	2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
2008	0.00%	72,078	13.802824	994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2012	0.00%	86,867	7.594935	659,749	0.49%	11.97%
2012	0.20%	19,785	7.515397	148,692	0.49%	11.74%
2012	0.25%	102,575	7.495622	768,863	0.49%	11.69%
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2012	0.00%	16,595	$24.339598	$403,916	5.53%	16.05%
2012	0.10%	43,266	24.089443	1,042,254	5.53%	15.93%
2012	0.20%	103,936	23.841601	2,478,001	5.53%	15.81%
2012	0.25%	156,382	23.718546	3,709,154	5.53%	15.76%
2011	0.00%	12,611	20.973952	264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	0.00%	46,906	16.361335	767,445	1.65%	19.14%
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
2010	0.00%	54,238	14.401578	781,113	1.61%	14.38%
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
2008	0.00%	63,826	9.699626	619,088	2.04%	-38.70%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	0.00%	53,095	17.975464	954,407	2.17%	21.92%
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2012	0.20%	170	9.923349	1,687	0.38%	17.25%
2012	0.25%	129	9.897245	1,277	0.38%	17.19%
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
2009	0.25%	532	7.071223	3,762	1.78%	31.20%
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.00%	66,439	17.127486	1,137,933	0.33%	14.23%
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
2012	0.00%	3,942	11.605231	45,748	1.77%	14.63%
2012	0.20%	53,399	11.543577	616,415	1.77%	14.40%
2012	0.25%	248,897	11.528209	2,869,337	1.77%	14.35%
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.00%	82,490	9.750071	804,283	0.00%	-2.50%	4/27/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2012	0.10%	26,222	$15.382303	$403,355	1.42%	17.59%
2012	0.20%	7,061	15.224250	107,498	1.42%	17.47%
2012	0.25%	11,903	15.145833	180,281	1.42%	17.41%
2011	0.10%	31,813	13.081814	416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
2010	0.10%	24,967	13.506772	337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
2009	0.10%	19,823	12.594459	249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%
2008	0.00%	322,494	8.572219	2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
V.I. High Yield Fund - Series I (AVHY1)
2012	0.00%	44,319	12.568827	557,038	5.34%	17.17%
2012	0.20%	480,979	12.502127	6,013,261	5.34%	16.94%
2012	0.25%	265,785	12.485469	3,318,450	5.34%	16.88%
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010
V.I. International Growth Fund - Series I (AVIE)
2012	0.00%	48,490	20.308142	984,742	1.49%	15.53%
2012	0.10%	81,123	20.132993	1,633,249	1.49%	15.42%
2012	0.20%	840,837	19.959406	16,782,607	1.49%	15.30%
2012	0.25%	1,152,480	19.873147	22,903,404	1.49%	15.24%
2011	0.00%	43,155	17.577932	758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
2010	0.00%	39,185	18.848465	738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
2009	0.00%	34,545	16.700382	576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
2008	0.00%	5,516	12.348500	68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
2012	0.00%	1,022	14.998642	15,329	0.10%	10.96%
2012	0.20%	1,119	14.772087	16,530	0.10%	10.73%
2012	0.25%	64,406	14.745046	949,669	0.10%	10.68%
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.00%	67,566	$26.604902	$1,797,587	0.00%	7.60%
2012	0.10%	93,666	26.331578	2,466,374	0.00%	7.50%
2012	0.20%	378,057	26.061067	9,852,569	0.00%	7.39%
2012	0.25%	990,487	25.926857	25,680,215	0.00%	7.34%
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
2010	0.00%	31,852	28.128399	895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	161,683	12.886131	2,083,468	0.10%	12.27%
2012	0.25%	22,966	12.853991	295,205	0.10%	12.22%
2011	0.20%	179,386	11.477349	2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
2008	0.20%	11,031	7.326443	80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%
2009	0.00%	247,600	11.315697	2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
Equity Income Portfolio - II (TREI2)
2012	0.00%	86,712	19.528615	1,693,365	1.93%	16.92%
2012	0.10%	120,639	19.328030	2,331,714	1.93%	16.81%
2012	0.20%	731,656	19.129466	13,996,189	1.93%	16.69%
2012	0.25%	1,843,354	19.030987	35,080,846	1.93%	16.63%
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%
2010	0.00%	78,807	16.874180	1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Health Sciences Portfolio - II (TRHS2)
2012	0.00%	284,958	$15.602728	$4,446,122	0.00%	31.00%
2012	0.20%	350,332	15.447653	5,411,807	0.00%	30.74%
2012	0.25%	49,763	15.409140	766,805	0.00%	30.67%
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
Limited-Term Bond Portfolio (TRLT1)
2012	0.00%	2,310	10.373567	23,963	2.05%	2.47%
2012	0.20%	25,459	10.330359	263,001	2.05%	2.27%
2012	0.25%	203,070	10.319545	2,095,590	2.05%	2.22%
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	177,875	11.230967	1,997,708	3.75%	1.31%
Mid-Cap Growth Portfolio - II (TRMCG2)
2012	0.10%	89,523	29.482112	2,639,327	0.00%	13.50%
2012	0.20%	171,631	29.179226	5,008,060	0.00%	13.39%
2012	0.25%	553,994	29.028993	16,081,888	0.00%	13.33%
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
2009	0.10%	83,827	20.683485	1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
2008	0.10%	97,962	14.242855	1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
New America Growth Portfolio (TRNAG1)
2012	0.00%	180,354	17.101805	3,084,379	0.56%	13.12%
2012	0.10%	111,088	16.954305	1,883,420	0.56%	13.01%
2012	0.20%	373,039	16.808089	6,270,073	0.56%	12.89%
2012	0.25%	1,386,355	16.735434	23,201,253	0.56%	12.84%
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
2010	0.00%	39,759	15.281652	607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Personal Strategy Balanced Portfolio (TRPSB1)
2012	0.00%	31,059	$13.173531	$409,157	1.90%	15.14%
2012	0.20%	28,866	13.013475	375,647	1.90%	14.91%
2012	0.25%	246,963	12.973754	3,204,037	1.90%	14.86%
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
Blue Chip Growth Portfolio (TRBCGP)
2012	0.20%	7,713	10.147317	78,266	0.14%	1.47%	11/1/2012
2012	0.25%	174	10.146488	1,765	0.14%	1.46%	11/1/2012
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.00%	233,193	33.015883	7,699,073	0.00%	29.81%
2012	0.10%	100,026	44.556901	4,456,849	0.00%	29.68%
2012	0.20%	51,472	40.982513	2,109,452	0.00%	29.55%
2012	0.25%	36,430	40.735521	1,483,995	0.00%	29.48%
2011	0.00%	259,894	25.434462	6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
2009	0.00%	363,631	27.002169	9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.00%	252,881	37.872414	9,577,214	0.60%	3.39%
2012	0.10%	250,656	52.477156	13,153,714	0.60%	3.28%
2012	0.20%	277,367	44.481659	12,337,744	0.60%	3.18%
2012	0.25%	175,480	44.213670	7,758,615	0.60%	3.13%
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
2010	0.00%	273,628	43.844278	11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
2012	0.20%	325,615	$12.261822	$3,992,633	2.42%	12.34%
2012	0.25%	46,252	12.231242	565,719	2.42%	12.28%
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
2008	0.20%	109,081	7.761012	846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
2012	0.20%	1,103,096	10.779851	11,891,211	0.80%	16.27%
2012	0.25%	156,691	10.752951	1,684,891	0.80%	16.21%
2011	0.20%	208,325	9.271686	1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
2012	0.20%	412,707	9.419580	3,887,527	2.10%	19.90%
2012	0.25%	58,623	9.396076	550,826	2.10%	19.84%
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
2009	0.20%	410,028	7.883310	3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2012	0.20%	702,845	11.671636	8,203,351	1.08%	15.58%
2012	0.25%	99,836	11.642534	1,162,344	1.08%	15.53%
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
2012	0.20%	123,184	13.154393	1,620,411	2.07%	17.22%
2012	0.25%	17,472	13.140722	229,595	2.07%	17.17%
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
2012	0.20%	430,019	12.142003	5,221,292	2.42%	4.21%
2012	0.25%	61,083	12.111704	739,819	2.42%	4.16%
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%
2010	0.20%	271,236	11.444105	3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2012	0.20%	576,440	$11.105835	$6,401,848	2.82%	3.82%
2012	0.25%	81,762	11.094288	907,091	2.82%	3.76%
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.00%	877,374	12.630803	11,081,938	1.12%	19.18%
2012	0.20%	115,705	12.498640	1,446,155	1.12%	18.94%
2012	0.25%	153,873	12.465791	1,918,149	1.12%	18.88%
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
2008	0.00%	9,046	8.404777	76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.00%	13,153	16.277308	214,095	0.06%	12.74%
2012	0.10%	42,493	16.152997	686,389	0.06%	12.63%
2012	0.20%	13,236	16.029638	212,168	0.06%	12.52%
2012	0.25%	60,799	15.968332	970,859	0.06%	12.46%
2011	0.00%	14,516	14.437370	209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.00%	101,745	10.909915	1,110,029	0.10%	9.10%	5/1/2012
2012	0.20%	903,765	10.895380	9,846,863	0.10%	8.95%	5/1/2012
2012	0.25%	186,961	10.891747	2,036,332	0.10%	8.92%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.00%	20,326	10.156251	206,436	0.00%	1.56%	5/1/2012
2012	0.20%	396	10.142723	4,017	0.00%	1.43%	5/1/2012
2012	0.25%	33,681	10.139350	341,503	0.00%	1.39%	5/1/2012
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.00%	63,739	15.782147	1,005,938	0.74%	17.72%
2012	0.10%	48,019	15.661595	752,054	0.74%	17.60%
2012	0.20%	18,541	15.541962	288,164	0.74%	17.48%
2012	0.25%	36,559	15.482465	566,023	0.74%	17.42%
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.00%	98,424	$13.167237	$1,295,972	0.00%	27.83%
2012	0.20%	119,331	13.029378	1,554,809	0.00%	27.57%
2012	0.25%	151,147	12.995166	1,964,180	0.00%	27.51%
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%
2010	0.00%	7,021	10.930985	76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
Advantage VT Discovery Fund (SVDF)
2012	0.00%	334,846	12.309177	4,121,679	0.00%	17.74%
2012	0.10%	27,690	12.244588	339,053	0.00%	17.62%
2012	0.20%	227,629	12.180346	2,772,600	0.00%	17.50%
2012	0.25%	192,441	12.148301	2,337,831	0.00%	17.44%
2011	0.00%	287,967	10.454971	3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
2009	0.00%	169,734	7.681010	1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	0.00%	4	17.397601	70	0.09%	15.52%
2012	0.10%	98,225	17.178537	1,687,362	0.09%	15.41%
2012	0.20%	110,208	16.962265	1,869,377	0.09%	15.29%
2012	0.25%	274,874	16.855104	4,633,030	0.09%	15.23%
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.00%	182,930	$11.225415	$2,053,465	0.00%	7.87%
2012	0.20%	246,982	11.107878	2,743,446	0.00%	7.66%
2012	0.25%	282,624	11.078669	3,131,098	0.00%	7.60%
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
2008	0.00%	3,856	5.636741	21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,195	11.345188	308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.00%	195,615	$17.098317	$3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	264	14.935320	3,943	0.79%	11.36%
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	0.10%	4,372	12.612983	55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.00%	93	13.330928	1,240	0.66%	22.20%
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
2008	0.00%	33,935	7.770427	263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.00%	757,878	10.568294	8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.00%	33,622	12.013653	403,923	0.75%	-36.24%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%
2008	0.00%	94,761	10.542078	998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.00%	62,420	13.810897	862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.00%	46,260	$12.049802	$557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
2008	0.00%	67,331	9.006647	606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	749,875	9.006596	6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.00%	235,876	3.325931	784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
2008	0.00%	177,753	8.454726	1,502,853	0.00%	-48.59%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	134,485	14.212216	1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)
2008	0.20%	5,847	5.470558	31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
Putnam VT Vista Fund - IB Shares (obsolete) (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
Variable Series II - Strategic Value VIP - Class B (obsolete) (SVSHEB)
2010	0.20%	8,894	8.241888	73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%
2008	0.25%	88,068	5.898673	519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2012	Contract owners equity:			$4,083,042,311
2011	Contract owners equity:			$3,792,718,355
2010	Contract owners equity:			$4,097,345,784
2009	Contract owners equity:			$3,763,821,378
2008	Contract owners equity:			$3,233,903,295

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****

****	This represents the date the underlying mutual fund option was initially added and funded.